                                   [GRAPHIC]

                        SEMI-ANNUAL Report

                        Asset Allocation Fund
                        Bond Index Fund
                        Growth Stock Fund
                        LifePath 2000 Fund(R)
                        LifePath 2010 Fund(R)
                        LifePath 2020 Fund(R)
August 31, 1996         LifePath 2030 Fund(R)
                        LifePath 2040 Fund(R)
                        Money Market Fund
                        S&P 500 Stock Fund
                        Short-Intermediate Term Fund
                        U.S. Treasury Allocation Fund

                        Advised by Barclays Global Fund Advisors
                        Sponsored and distributed by Stephens Inc.
                        Member NYSE/SIPC. Not FDIC insured.

                        MASTERWORKS Funds

TABLE OF CONTENTS

Letter to Shareholders.......................................     1
Investment Adviser Discussion................................     2
MASTERWORKS FUNDS INC.
  Money Market Fund Portfolio of Investments.................    19
  Statement of Assets and Liabilities........................    22
  Statement of Operations....................................    26
  Statements of Changes in Net Assets........................    30
  Financial Highlights.......................................    38
  Notes to the Financial Statements..........................    47
MASTER INVESTMENT PORTFOLIO AND MANAGED SERIES INVESTMENT
TRUST PORTFOLIOS OF INVESTMENTS
  Asset Allocation Master Portfolio..........................    54
  Bond Index Master Portfolio................................    69
  Growth Stock Master Portfolio..............................    74
  LifePath Master Portfolios.................................    82
  S&P 500 Index Master Portfolio.............................   148
  Short-Intermediate Term Master Portfolio...................   162
  U.S. Treasury Allocation Master Portfolio..................   164
MASTER INVESTMENT PORTFOLIO AND MANAGED SERIES
INVESTMENT TRUST
  Statement of Assets and Liabilities........................   166
  Statement of Operations....................................   170
  Statements of Changes in Net Assets........................   174
  Master Investment Portfolio Notes to the Financial
     Statements..............................................   182
  Managed Series Investment Trust Notes to the Financial
     Statements..............................................   189

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS

     It has been a bumpy ride during the six-months ended August 31, 1996. During this period, the markets were unsure about inflation and interest rate moves and, when hit with unexpectedly strong economic news, both stock and bond returns suffered. The U.S. equity markets remained volatile during this period, but rebounded in August to post a modest gain for the six-month period. The U.S. bond markets continued to slump and posted a slight loss during the six-month period.

     - The U.S. stock market, as measured by the Standard and Poor's 500 Index, returned 2.85%

     - The U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned -0.03%.

     - The U.S. money markets, as measured by 91-day U.S. Treasury bills, returned 2.65%.

     - Foreign stock markets, as measured by the Morgan Stanley Capital International Europe/Australasia/Far East Index (MSCI/ EAFE), returned 1.08%.

     The divergence of returns emphasizes the need to develop an investment plan designed to ensure that your investments are well positioned to meet your personal financial goals. If they are, then stick with your plan. If they aren't, then make the necessary adjustments and stick with your new plan. A key point to remember: successful investors stay focused on their personal financial goals and do not change their investment plan solely on the basis of short-term swings.

     The MasterWorks Funds are conceived and managed to be simple and cost-effective to help you meet your long term investment goals. In these times of volatility, stick with your long term financial goals. We appreciate your trust.

MASTERWORKS FAMILY OF FUNDS                                         OCTOBER 1996

 The S&P 500 Index of Stocks ("S&P 500") is a trademark of Standard & Poor's Corporation and is an unmanaged index that tracks the performance of 500 companies, including industrial, transportation, utility, and financial companies.

 The Lehman Brothers Aggregate Bond Index includes substantially all significant issues in the U.S. bond market, including government and corporate bonds, mortgage-backed securities, and asset-backed securities.

 The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI/EAFE) Index consists of primarily large-capitalization foreign stocks.

 Investors should note that the Fund is a professionally managed mutual fund while the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the MSCI/EAFE Index are unmanaged indices, do not incur expenses, and are not available directly for investment. If operating expenses such as the Fund's had been applied to these indices, their performance would have been lower.

ASSET ALLOCATION FUND

                                                 Average Annual
           PERFORMANCE AS OF 8/31/96              Total Return
----------------------------------------------------------------
                                        One-Year            9.04%
                   Life of Fund (7/2/93-8/31/96)            9.70%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE OF THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1996?

The Fund posted a -0.07% total return for the period (return figures exclude sales charges and include waived expenses). The Fund's equity benchmark (S&P 500 Index) returned 2.96%, while the Fund's bond benchmark (Lehman Brothers Aggregate Bond Index) returned -0.03% during the same period.

THE BOND MARKETS HAVE POSTED NEGATIVE RETURNS THIS YEAR. WHY? HOW HAS THIS NEGATIVE PERFORMANCE AFFECTED THE FUND?

1996 has been a hard year for the bond market. In March, the government's Jobs Report was released and indicated an unusually high number of jobs gained. The report triggered fears of inflation which led to speculation that there will be no further Federal Reserve interest rate cuts. This news led to the long bond's price decline of more than three points, the largest single day decline in over 5 years. The bond market seems to have broken its losing streak in the second half of 1996. Bonds were the best performing asset class in June returning 2.23%.

THE U.S. STOCK MARKET HIT RECORD HIGHS LAST YEAR. WILL THIS TREND CONTINUE? HOW HAS THE FUND PARTICIPATED IN THIS GROWTH?

The superior performance experienced by the stock market last year has slowed in 1996. The year had a strong start with an all time high in the S&P 500 Index of
636.02 in January. Equities remained the best performing asset class through May. In June, economic reports of moderate growth and restrained inflation had a positive impact on the bond market and, therefore, a negative impact on the stock market.

Equity growth slowed and the S&P 500 Index returned just 0.38% for June. This downturn continued in July, which was the first negative performing month since October 1995 and largest monthly loss since June 1991.

The relatively strong stock market performance throughout the year has resulted in stocks outperforming bonds by over 16%. As a result, the Fund remained overweighted in stocks to participate in this growth. The Fund reacted to increased volatility in the market by rebalancing several times during the year.

HOW HAS THE FUND PERFORMED RELATIVE TO THE MARKET?

The domestic bond market, as defined by the Lehman Brothers Aggregate Bond Index, returned -8.89%, while the domestic equity market, as defined by the S&P 500, returned 7.45%. The Fund's one year average annual total return was 9.04%.

WHAT IS THE CURRENT ASSET MIX OF THE FUND?

As of August 31, 1996 the asset mix of the Fund was 40% in stocks, 60% in bonds and 0% in money market instruments. This is a reaction to market conditions, which resulted in the model being overweighted in bonds and underweighted in stocks. The normal model is comprised of 60% in stocks and 40% in bonds.

This Fund is organized as a "feeder" fund in a "master feeder" structure. Instead of investing directly in individual securities, the "feeder" fund, which is offered to the public, holds interests in a Master Portfolio, that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

The S&P 500 Index is an unmanaged index of stocks composed of 500 industrial, financial, utility and transportation companies. "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. The Lehman Brothers Aggregate Bond Index includes substantially all significant issues in the U.S. bond market, including government and corporate bonds, mortgage-backed securities, and asset-backed securities. Investors should note that the Fund is a professionally managed mutual fund while the S&P 500 Index and the Lehman Brothers Aggregate Bond Index are unmanaged indices, do not incur expenses, and are not available directly for investment. If operating expenses such as the Fund's had been applied to these indices, their performance would have been lower.

BOND INDEX FUND

                                                 Average Annual
           PERFORMANCE AS OF 8/31/96              Total Return
----------------------------------------------------------------
                                        One-Year            3.20%
                   Life of Fund (7/2/93-8/31/96)            4.30%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE OF THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1996?

The Fund posted a -0.63% total return (return figures exclude sales charges and include waived expenses). The Lehman Brothers Government/Corporate Bond Index returned -0.39% during the same period.

WHAT BROUGHT ABOUT THIS CHANGE?

In February of this year interest rates began to increase, reversing a trend that began in 1994. From February through August long-term rates grew from 6.03% to 7.10%, thus lowering the price of bonds. The increase in yield over this time was driven by several consecutive months of strong employment reports. This gave rise to fears of inflation and dashed hopes of a Federal Reserve target rate cut. Whereas last year the Fund benefited from both coupon return and price increases due to lower interest rates, this year the price depreciation due to higher interest rates has reduced the coupon return.

HOW HAS THE ECONOMY AFFECTED BOND MARKET RETURNS?

1996 has seen strong job reports, low unemployment numbers, and relatively strong growth in the economy. These factors have fueled inflation fears, and, more immediately, concern that the Federal Reserve will tighten credit by increasing interest rates. The prices of bonds have decreased in response to the rise of interest rates. Through the first five months of the year, bond markets returned -9.58%. The bond markets have recovered in the second half of 1996 and were the best performing asset class (when looking at bonds, equities and cash) in June returning 2.23%.

THE FEDERAL RESERVE LOWERED THE FEDERAL FUNDS TARGET RATE BY 0.25% TO 5% ON JANUARY 31, 1996. HOW DID THIS AFFECT THE BOND MARKET?

In February interest rates began to rise which lowered the price of bonds. However, in March the government's Jobs Report was released which indicated an unusually high number of jobs gained. This led to fears of inflation and contributed to the long bond price decline -- including the largest single day decline in over 5 years. The bond markets have been making a slow recovery in the second half of 1996.

HOW DID THE FUND'S ALLOCATION CHANGE IN RESPONSE TO CHANGES IN INTEREST RATES?

The Fund is managed by determining which securities are to be purchased or sold to replicate the investment characteristics of the Lehman Brothers Bond Index. This Index includes U.S. Government and high-grade corporate bonds. The Fund is not managed by using economic, financial or market analysis -- it seeks to correlate at least 95% of the total return of the LB Bond Index (before expenses).

This Fund is organized as a "feeder" fund in a "master feeder" structure. Instead of investing directly in individual securities, the "feeder" fund, which is offered to the public, holds interests in a Master Portfolio, that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

The Lehman Brothers Government/Corporate Bond Index includes substantially all significant issues in the U.S. bond market, including government and corporate bonds, mortgage-backed securities, and asset-backed securities. Investors should note that the Fund is a professionally managed mutual fund while the Lehman Brothers Government/Corporate Bond Index is an unmanaged index, does not incur expenses, and is not available directly for investment. If operating expenses such as the Fund's had been applied to this index, its performance would have been lower.

GROWTH STOCK FUND

                                                 Average Annual
           PERFORMANCE AS OF 8/31/96              Total Return
----------------------------------------------------------------
                                        One-Year            8.82%
                   Life of Fund (7/2/93-8/31/96)           18.06%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

HOW HAS THE FUND PERFORMED IN 1996?

During the third quarter, the Fund declined 0.55%, underperforming the S&P 500 Index and the Russell 2000 Index, which returned 3.10% and 0.34%, respectively. Year-to-date, the Fund has achieved a total return of 16.45%, well above the 13.49% and 10.74% gains posted by the S&P 500 and the Russell 2000, respectively.

WHAT MARKET FACTORS HAVE MOST AFFECTED THE FUND?

     Early in the quarter, stock prices, especially of high growth companies in the technology and health care sectors, were affected by a broad-based market decline. This correction was the sharpest the market has experienced in nearly six years. The sell-off in the equity market was sparked by investor concern over both the possibility of a rise in interest rates and the prospect for weaker corporate earnings in the last half of 1996 and throughout 1997. In particular, smaller companies with less visible earnings in the coming year felt the brunt of the market correction. In addition, as the general market recovered in August and September, emerging growth stocks did not participate in the recovery to the same degree as the larger, more established companies. Investors returning to the equity markets generally sought companies with long-term track records, stable earnings growth, and trading liquidity. High caliber issues such as Intel, Microsoft and First Data benefitted from this flight to quality.

WHAT IS THE FUND'S ECONOMIC OUTLOOK?

     The economy is providing evidence that it is in a steady and modest growth trend. We expect interest rates to stay in a narrow trading range, inflation to remain stable and corporate earnings to improve in the coming quarters. Despite reaching record levels, the equity markets still present many attractive opportunities. We remain optimistic about the long-term prospects for technology stocks, and are heavily weighted in the networking, software and data storage sectors. Health care also remains an attractive sector. During the last three months, we added the following stocks to the Fund: Nokia, Paging Network, Medic Computing Systems, and The Money Store.

This Fund is organized as a "feeder" fund in a "master feeder" structure. Instead of investing directly in individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in a Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

The S&P 500 Index is an unmanaged index of stocks composed of 500 industrial, financial, utility and transportation companies. "S&P " and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. The Russell 2000 Index is an unmanaged index comprised of 2000 small capitalization stocks. Investors should note that the Fund is a professionally managed mutual fund while the S&P 500 Index and the Russell 2000 Index are unmanaged indices, and do not incur expenses, and are not available directly for investment. If operating expenses such as the Fund's had been applied to these indices, their performance would have been lower.

LIFEPATH(R) FUNDS
                                                                 Average Annual
PERFORMANCE AS OF 8/31/96                                          Total Return
-------------------------------------------------------------------------------

                                             Life of Fund
                          One Year         (3/1/94-8/31/96)
                    ------------------------------------------
    LifePath 2000                   5.25%                 6.33%
    LifePath 2010                    8.82                  9.33
    LifePath 2020                   10.46                 11.10
    LifePath 2030                   12.01                 12.44
    LifePath 2040                   14.39                 14.08

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Funds are successors to the assets of the Institutional Class shares of the Stagecoach Funds, Inc. LifePath Funds (the "Predecessor Funds"). Performance information for the period prior to March 26, 1996, the Funds' commencement of operations, reflects the performance of the Predecessor Funds. The Predecessor Funds commenced operations on March 1, 1994.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE FUNDS' PERFORMANCES?

The greatest effect on performance this year has been that stocks have dramatically out-performed bonds. Through August, the stock market (the S&P 500 Index) was up 7.45%, while long-term bonds (the Lehman Brothers 20+ Treasury Index) were down 8.89%. The LifePath Funds with longer time horizons are more heavily allocated to stocks, therefore, they have performed well this year. It is important to point out that the heavier allocation to stocks in some of the Funds is a result of their longer investment horizon.

THERE WAS GREAT UNCERTAINTY ABOUT INFLATION AND THE POSSIBILITY OF THE FEDERAL RESERVE RAISING INTEREST RATES. HOW DID THIS AFFECT THE FUNDS?

In February of this year interest rates began to increase, reversing a downward trend that began in 1994. Strong jobs reports, low unemployment numbers and relatively strong growth in the economy fueled inflation fears and concerns that the Federal Reserve would tighten credit by increasing interest rates. The possibility of the Fed raising rates has been a major factor in the poor bond market performance. The market sentiment was that future interest rates could increase due to Federal Reserve action. As a result, the value of bonds, which pay a fixed interest rate, decreased.

RISK AND EXPECTED RETURN ARE EXTREMELY IMPORTANT CONSIDERATIONS WHEN DECIDING HOW TO ALLOCATE AMONG DIFFERENT ASSET CLASSES. HOW ARE THESE RISK AND EXPECTED RETURN CHARACTERISTICS ASSESSED?

A number of items go into our expected return calculations. For equities, the most important factors we analyze are company earnings and growth estimates from thousands of Wall Street analysts. These estimates are compared with the current price level of the stock market. It is important to compare company earnings to the stock price to determine how much value one is receiving from an investment. It is not sufficient to simply conclude company earnings are rising. If the stock price is rising faster than a company's earnings, then one is not getting more value.

By the same token, if company earnings are forecast to be stable, but the stock price is rising, then the investment is getting less valuable. This situation has occurred throughout this year. When stocks rise in price, but company earnings expectations do not rise in tandem, stocks look less and less valuable.

Risk is an important consideration, as well. Stocks generally are expected to be more risky than bonds, which, in turn, are more risky than cash. Research has shown that over long periods of time the expected risks of these assets, in relation to one another, are fairly stable. For example, 1995 was a fairly low risk year for stocks. The best return in one month in 1995 was 4.2%, the worst was -0.4%, for a range of 4.6% (between the best and worst months). This lower than average risk can't be expected to continue, though. In 1996, the best return in one month for stocks has been 3.4% (January), the worst thus far is -4.4%, for a range of 7.8% (between the best and worst months).

ARE STOCKS CURRENTLY FAIRLY VALUED AS COMPARED TO BONDS
(MEASURING RISK TO REWARD)?

Stocks are currently overvalued relative to bonds. Therefore, we have partially reallocated funds out of stocks and into bonds. This is due to the fact that stock prices generally have risen faster than their earnings expectations, while bonds have become more fairly priced.

THE STOCK MARKET WAS VERY VOLATILE OVER THE LAST SIX MONTHS, WITH TECHNOLOGY STOCKS PARTICULARLY UNPREDICTABLE. HOW HAS THE MULTI-INDEX APPROACH SMOOTHED VOLATILITY?

One of the best ways to reduce risk is through diversification. By investing in different asset classes, the Funds participate in different markets. This results in no single market or sector having an exclusive impact on performance.

WHY SHOULD INVESTORS CHOOSE THE LIFEPATH FUNDS AS PART OF THEIR INVESTMENT PORTFOLIO?

The benefit of the Funds is the long-term nature of the investment. This year the bond market has not performed well. The shorter-horizon Funds (which are weighted heavier in bonds) have performed as well as the longer-horizon Funds (which are weighted heavier in stocks). The shorter- horizon Funds take less risk and, therefore, tend to have smaller fluctuations (both positive and negative) in the value of their assets. The most important thing for investors to remember is that past returns are not indicative of future returns. Just because stocks have performed better than bonds during the first eight months of this year, there is no assurance that the trend will continue.

THE LIFEPATH 2000 FUND IS APPROACHING ITS TIME HORIZON. WHAT CHANGES CAN WE EXPECT TO SEE OVER THE NEXT FEW YEARS IN THIS FUND?

Investors shouldn't see dramatic changes during the next few years as we approach the Fund's target date. LifePath Funds are managed to move toward their target dates in a very disciplined manner. The allocation among asset classes of the LifePath 2000 Fund today is similar to the asset allocation it will have in the year 2000. Although, the Fund will still react to changing market opportunities.

The LifePath(R) Funds are organized in a "master feeder" structure. Instead of investing directly in individual securities, the "feeder" funds, which are offered to the public, hold interests in a Master Portfolio that, in turn, invests in individual securities. The Master Portfolio has engaged Barclays Global Fund Advisors to invest its assets according to its investment objectives. Reference to the LifePath(R) Funds are to the feeder funds or the Master Portfolio as the context requires. LifePath, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and the LifePath 2040 are registered trademarks of Barclays Global Fund Advisors.

The S&P 500 Index is an unmanaged Index of stocks composed of 500 Industrial, financial, utility and transportation companies. "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. The Lehman Brothers 20+ Treasury Index is an index of all publicly issued long-term government debt securities. Investors should note that the Funds are professionally managed mutual funds while the S&P 500 Index and the Lehman Brothers 20+ Treasury Index are unmanaged indices, do not incur expenses, and are not available directly for investment. If operating expenses such as the Funds' had been applied to the indices, their performance would have been lower.

MONEY MARKET FUND

                                                     7-Day
           PERFORMANCE AS OF 8/31/96                 Yield
----------------------------------------------------------------
                                                           4.99%

The 7-Day Yield is an annualized yield for the seven day period ended August 31, 1996. Yield reflects fluctuations in interest rates on portfolio investments and Fund expenses.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's yield would have been lower.

HOW HAS THE U.S. ECONOMY'S PERFORMANCE AFFECTED THE FUND?

The third quarter began with the expectation that the economy would strengthen due to strong employment gains and rising commodity prices. The markets anticipated higher inflation and higher interest rates.

As the quarter ended, signs that the economy was slowing began to appear. Initial jobless claims bottomed out in the latter stages of the second quarter and stayed in a slight upward trend for the remainder of the third quarter. Commodity prices ended the quarter lower.

The widely anticipated Federal Open Market Committee meeting on September 24 resulted in no change in policy and the market rallied sharply.

WHAT DO YOU ANTICIPATE FOR THE FUND'S IMMEDIATE FUTURE?

     With signs of a slowing economy and the Fed's reluctance to raise interest rates, floating rate securities using the Prime Rate as an index appear attractive in a stable rate or declining rate environment. Also, six month July commercial paper offers value yielding 33 basis points above that of comparable Treasury Bills. The Treasury Bill curve remains positively sloped with securities out six months or longer offering the best value.

All holdings in the Fund are first tier securities. Wells Fargo Bank acts as sub-adviser to the Fund, these securities meet with the approval of the Wells Fargo Credit Policy Committee.

The Money Market Fund's date of inception was July 2, 1993. The Money Market Fund seeks to maintain a constant net asset value of $1.00; however, there can be no assurance that the Fund will meet this objective. Yields will vary with changes in market conditions. Shares of the Fund are neither insured nor guaranteed by the U.S. Government or any other government agency, nor by BGFA. Past performance is no guarantee of future results.

S&P 500 STOCK FUND

                                                 Average Annual
           PERFORMANCE AS OF 8/31/96              Total Return
----------------------------------------------------------------
                                        One-Year           18.37%
                   Life of Fund (7/2/93-8/31/96)           15.25%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE OF THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1996?

The Fund posted a 2.82% total return. (Return figures exclude sales charges and include waived expenses.) The S&P 500 Index returned 2.96% during the same period.

WHAT BROUGHT ABOUT THIS CHANGE?

The S&P 500 Index began 1996 at an all time high. The market was driven by the extraordinary growth in earnings we saw in 1995, large cash investments to mutual funds and by the expectation of interest rate cuts by the Federal Reserve Board. Relative to 1995, smaller company earnings growth, consecutive months of strong earnings reports, increasing fears of inflation, and lack of Fed interest rate cuts have made for a volatile first eight months of 1996.

In May, the S&P 500 Index set six new records, but dropped down before the end of the month. Through the end of June, the Index had returned over 10%. In July, a surprisingly strong jobs report and weak earnings reports drove the market down -- it experienced the sixth largest point drop in history and closed the month down over 4%. Year to date, the Index is up over 7.4%.

THE S&P 500 HAS EXPERIENCED VOLATILITY IN 1996. SHOULD INVESTORS BE CONCERNED ABOUT MOVING THEIR MONEY TO A MORE STABLE INVESTMENT?

Investors should be prepared to accept some risk when investing in an equity fund. Equity market risk is the possibility that common stock prices will decline over short or even extended periods. As with any investment, past performance is no guarantee of future returns. The stock market has averaged approximately 10% return annually since 1926. Over the long term (as it has historically), the stock market should continue to generate returns above other asset classes (bonds and cash). For the remainder of 1996 the outlook is uncertain and the market will look for stronger earnings reports, lower interest rates, or a broad based expansion in the economy before resuming consistent growth.

WHAT INDUSTRY SECTORS HAVE BEEN AFFECTED BY THE CHANGES IN THE ECONOMY?

Sectors that have traditionally been sensitive to interest rate movements have been affected the most. The utilities and finance industries have under-performed the market during July and August. These industries will continue to be sensitive as uncertainty about interest rate movements continue. This volatility is spread across all industry sectors in the S&P 500. While some industries in the S&P 500 may perform poorly during a specific time period, other industries will outperform the market during that same period. By investing in a Fund that seeks to replicate the performance of the S&P 500 Index, an investor participates in a broadly diversified portfolio that represents, in terms of market capitalization, over 70% of all publicly traded U.S. stocks.

HOW HAS HOLDING FUTURES CONTRACTS (SHAREHOLDERS VOTED TO ALLOW THE USE OF FUTURES IN DECEMBER 1995) AFFECTED THE FUND'S PERFORMANCE?

In seeking to replicate the performance of the S&P 500 Index, the Fund may buy futures contracts and options on stock index futures. A futures contract allows the Fund to participate in market movement using cash rather than individual stocks. The Fund has used futures contracts during 1996 to assist the Fund in tracking the performance of the S&P 500 Index. A small portion of the Fund's portfolio is maintained in cash as a reserve to meet shareholder redemptions. This cash reserve may be invested in S&P 500 futures contracts and earn a rate of return approximately equal to that of the S&P 500 Index, rather than money market returns.

WERE THERE ANY ADDITIONS OR DELETIONS TO THE S&P 500 IN 1996?

Standard and Poor's regularly adjusts the Index to reflect not only mergers and acquisitions, but to reflect the composition of the economy as a whole. In 1996, there have been 13 additions and deletions to the Index, including:

            ADDED                           REPLACED
------------------------------  --------------------------------
Case Corp.                      Pittston Services Group
Bay Networks                    Capital Cities/ABC
Fifth Third Bancorp             Handleman Col.
Green Tree Financial            Federal Paper Board
EMC Corp.                       Cray Research Inc.
General Instrument              First Interstate Bancorp
WorldCom Inc.                   Chemical Banking Corp.
Aon Corp.                       Loral Corp.
Tupperware Corp.                Premark Int'l
MGIC Investment                 U.S. Healthcare
Battle Mountain Gold            Brown Group
Seagate Technology              Ogden Corp.
HFS Inc.                        Dial Corp.

This Fund is organized as a "feeder" fund in a "master feeder" structure. Instead of investing directly in individual securities, the "feeder" fund, which is offered to the public, holds interests in a Master Portfolio, that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

The S&P 500 Index is an unmanaged index of stocks composed of 500 industrial, financial, utility and transportation companies. "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Wells Fargo. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Investors should note that the Fund is a professionally managed mutual fund while the S&P 500 Index is an unmanaged index, does not incur expenses, and is not available directly for investment. If operating expenses such as the Fund's had been applied to this Index, its performance would have been lower.

SHORT-INTERMEDIATE TERM FUND

                                                 Average Annual
           PERFORMANCE AS OF 8/31/96              Total Return
----------------------------------------------------------------
                                        One-Year            3.40%
                   Life of Fund (7/2/93-8/31/96)            3.43%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE FUND'S PORTFOLIO COMPOSITION AT 8/31/96?

The Fund's portfolio primarily consisted of U.S. Treasury securities (39.46%), corporate bonds and notes (37.44%), and U.S. government agency securities (20.90%). The average maturity of the Fund's portfolio was 4.59 years.

HOW WOULD YOU RATE THE FUND'S PERFORMANCE THIS YEAR COMPARED TO 1995'S RESULTS (10.07% FOR THE PREVIOUS FISCAL YEAR)?

When interest rates decline, the resale value of higher-paying fixed-income securities goes up. This was the case in 1995, leading to a strong total return for the Fund. Unfortunately, this year the opposite has happened. Interest rates have risen throughout the first half of the year, leading to principal depreciation throughout the fixed-income sector. Of course, this Fund seeks current income, in that sense, it has succeeded by maintaining dividend payments through the first half of 1996 largely on par with the last six months of the previous fiscal year.

RECAP THE THIRD QUARTER PERFORMANCE OF THE U.S. ECONOMY

During the third quarter, growth of the U.S. economy, as measured by Gross Domestic Product ("GDP"), slowed to roughly 2.0%, down from the robust pace of 4.7% registered in the second quarter. Much of the slowdown has been centered around a pause in consumer spending which accounts for roughly two-thirds of GDP. Throughout the quarter, inflation has remained subdued running at 2.9%. On September 24th, the widely anticipated Federal Open Market Committee meeting resulted in no change in policy leaving the Fed Funds rate at 5.25%. As a result, interest rates declined to the lower end of a trading range. Throughout the quarter, interest rates have remained in a broad trading range with two year notes yielding between 5.88% to 6.40% and 30 year bonds 6.70% to 7.20%. As of quarter-end two year notes and thirty year bonds were yielding 6.10% and 6.92%, respectively.

WHAT IS THE FUND'S ECONOMIC OUTLOOK?

Going forward we expect the current slowdown in economic growth to be offset with renewed strength in the 4th quarter. Long term interest rates are likely to continue to trade in a range of 6.75% to 7.50%. We expect that the prospects for near term growth will drive the Fed to raise the federal funds interest rate by 25 to 50 basis points over the next 3 to 6 months. Within this environment, the Fund's duration will continue to follow the Lehman Intermediate Government/Corporate Bond Index -- the Fund's benchmark objective. During the next quarter, the Fund expects to hold anywhere from 15% to 30% of its portfolio investments in corporate securities and approximately 15% of its portfolio in mortgage pass-through securities.

This Fund is organized as a "feeder" fund in a "master feeder" structure. Instead of investing directly in individual securities, the "feeder" fund, which is offered to the public, holds interests in a Master Portfolio, that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

The Lehman Brothers Government/Corporate Bond Index includes substantially all significant issues in the U.S. bond market, including government and corporate bonds, mortgage-backed securities, and asset-backed securities. Investors should note that the Fund is a professionally managed mutual fund while the Lehman Brothers Government/Corporate Bond Index is an unmanaged index, does not incur expenses, and is not available directly for investment. If operating expenses such as the Fund's had been applied to this Index, its performance would have been lower.

U.S. TREASURY ALLOCATION FUND

                                                 Average Annual
           PERFORMANCE AS OF 8/31/96              Total Return
----------------------------------------------------------------
                                        One-Year            3.13%
                   Life of Fund (7/2/93-8/31/96)            3.69%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

WHAT WAS THE PERFORMANCE OF THE FUND FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1996?

The Fund posted a 0.14% total return (return figures exclude sales charges and include waived expenses).

WHAT BROUGHT ABOUT THIS CHANGE?

In February of this year interest rates began to increase, reversing a trend that began in 1994. Strong job reports, low unemployment numbers and relatively strong growth in the economy have fueled inflation fears and concerns that the Federal Reserve would tighten credit by increasing interest rates. From February through August, intermediate note and long bond yields increased, thus lowering the prices of bonds. Last year the Fund benefitted from both coupon return and price increases due to lower interest rates. This year the price depreciation, due to higher interest rates, has partially offset the coupon return.

THE FEDERAL RESERVE LOWERED THE FEDERAL FUNDS TARGET RATE BY 0.25% TO 5% ON JANUARY 31, 1996. HOW DID THIS AFFECT THE BOND MARKET?

In February interest rates began to rise which lowered the prices of bonds. However, in March the government's Jobs Report was released which indicated an unusually high number of jobs gained. This led to fears of inflation and contributed to the long bond price decline -- the largest single day decline in over 5 years. The bond markets have been making a slow recovery in the second half of 1996.

HOW DID THE PORTFOLIO ALLOCATION CHANGE DURING THE YEAR IN RESPONSE TO CHANGES IN INTEREST RATES?

The Fund seeks to achieve its objective by investing in all three maturity classes of U.S. Treasury debt securities: long-term bonds, intermediate-term notes and short-term bills. The Fund seeks to take advantage of the relative yield differences between these three maturity classes. During the period from February through August the relationship between the rates changed substantially, and the Fund changed its allocation to reflect those movements. At the beginning of February, the yield curve was inverted. The yield curve shows the relationship of yields to duration. This meant that intermediate-term notes showed no significant premium over cash yields (money market rates) and the interest rate difference from long-term bonds was lower than normal. Due to the relatively low yield of intermediate-term notes, the Fund held 20% money market securities and 80% long-term bonds throughout most of the year.

As the year progressed, not only did interest rates rise across the entire yield curve (which includes all three maturity classes), but the rates relative to each maturity class changed. Intermediate-term yields increased and the yield curve resumed a more normal upward slope. In March the Fund changed its allocation to 30% money market securities, 60% intermediate notes, and 10% long bonds. In April the allocation changed to a full 100% in intermediate treasuries where it has remained except for a brief duration in August where the Fund held a 20% cash position.

This Fund is organized as a "feeder" fund in a "master feeder" structure. Instead of investing directly in individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in a Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

MONEY MARKET FUND--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
               CERTIFICATES OF DEPOSITS-6.72%
$  6,000,000   Banque Nationale de Paris       5.56%    10/15/96        $  6,000,072
   5,000,000   Commerzbank International
               SA                              5.44     09/03/96           5,000,003
                                                                        ------------
               TOTAL CERTIFICATES OF DEPOSITS                           $ 11,000,075
               COMMERCIAL PAPER-55.44%
$  5,000,000   ABN Amro North American
               Finance Corp Inc                5.27%*   09/03/96        $  4,998,536
   5,000,000   American Express Credit
               Corp                            5.30*    11/21/96           4,940,375
   2,500,000   Asset Securitization
               Cooperative Corp++              5.30*    10/30/96           2,478,285
   2,500,000   Asset Securitization
               Cooperative Corp++              5.32*    11/15/96           2,472,292
   2,000,000   Bank of Nova Scotia             5.45*    10/16/96           1,986,375
   5,000,000   Canadian Imperial Bank of
               Commerce                        5.30*    11/25/96           4,937,431
   2,500,000   Commerzbank International
               SA                              5.31*    11/12/96           2,473,450
   5,000,000   Corporate Receivables
               Corp++                          5.45*    10/16/96           4,965,938
   5,000,000   Daimler Benz North America
               Corp                            5.33*    11/04/96           4,952,622
   2,500,000   Daimler Benz North America
               Corp                            5.30*    11/27/96           2,467,979
   3,000,000   Falcon Asset
               Securitization Corp++           5.47*    10/10/96           2,982,223
   7,000,000   Ford Motor Credit Corp          5.42*    10/22/96           6,946,252
   6,000,000   General Electric Credit
               Corp                            5.42*    09/09/96           5,992,773
   6,015,000   Glaxo Wellcome Plc              5.39*    09/16/96           6,001,479
   5,000,000   Household Finance Corp          5.28*    11/26/96           4,936,933
   7,000,000   National Australia Funding
               Inc                             5.41*    10/03/96           6,966,338
   2,500,000   National Rural Utilities
               Cooperative Finance             5.29*    11/19/96           2,470,978
   3,000,000   Student Loan Corp               5.29*    11/20/96           2,964,733
   5,000,000   Suntrust Banks                  5.30*    10/28/96           4,958,042
   5,000,000   Transamerica Finance Corp       5.31*    11/07/96           4,950,587
   5,000,000   WCP Funding Corp++              5.32*    10/24/96           4,960,838
                                                                        ------------
               TOTAL COMMERCIAL PAPER                                   $ 90,804,459

        MONEY MARKET FUND (UNAUDITED)--AUGUST 31, 1996

MONEY MARKET FUND--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
               SHORT-TERM FEDERAL AGENCIES-11.27%
$  5,000,000   Federal Home Loan Mortgage
               Corp                            5.22%*   09/09/96        $  4,994,200
   3,500,000   Federal Home Loan Mortgage
               Corp                            5.22*    09/18/96           3,491,373
   5,000,000   Federal National Mortgage
               Assoc                           5.25*    09/17/96           4,988,333
   5,000,000   Federal National Mortgage
               Assoc                           5.18*    09/24/96           4,983,469
                                                                        ------------
               TOTAL SHORT-TERM FEDERAL AGENCIES                        $ 18,457,375
               VARIABLE- AND FLOATING-RATE NOTES-16.17%
$  6,500,000   Abbey National North
               America                         5.32%    07/17/97        $  6,495,515
   5,000,000   Beta Finance Corp               5.56     01/27/97           4,998,000
   5,000,000   FCC National Bank               5.24     10/31/96           4,997,589
   3,000,000   Federal Home Loan Bank          5.37     08/08/97           2,997,977
   7,000,000   PNC Funding Corp                5.32     05/15/97           6,994,825
                                                                        ------------
               TOTAL VARIABLE- AND FLOATING-RATE NOTES                  $ 26,483,906
               U.S. TREASURY BILLS-8.93%
$ 10,000,000   U.S. Treasury Bills             5.46%*   02/06/97        $  9,789,388
   5,000,000   U.S. Treasury Bills             5.53*    04/03/97           4,845,742
                                                                        ------------
               TOTAL U.S. TREASURY BILLS                                $ 14,635,130
               REPURCHASE AGREEMENTS-1.97%
$  3,240,000   Goldman Sachs Pooled
               Repurchase Agreement -
               102% Collateralized by
               U.S. Government Securities      5.20%    09/03/96        $  3,240,000
               TOTAL INVESTMENTS IN SECURITIES
               (Cost $164,620,945)** (Notes 1
               and 3)                             100.50%         $164,620,945
               Other Assets and Liabilities,
               Net                                 (0.50)             (820,053)
                                                 --------         ------------
               TOTAL NET ASSETS                   100.00%         $163,800,892
                                                 ========         ============

------------------------------------------------------------------------------

++ These securities are not registered under the Securities Act of 1933. Rule
   144A under that Act permits these securities to be resold in transactions exempt from registration to qualified institutional buyers. These securities were deemed liquid by the investment adviser in accordance with procedures approved by the Fund's Board of Directors.
 * Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

AUGUST 31, 1996

                                                  Asset            Bond
                                                Allocation         Index
                                                   Fund            Fund
---------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In corresponding Master Portfolio, at
  market value (Note 1)                        $424,006,996     $67,435,991
Cash                                                      0               0
RECEIVABLES:
 Dividends and interest                           1,778,551         396,691
 Due from Administrator (Note 2)                          0               0
Prepaid expenses                                          0          42,164
TOTAL ASSETS                                    425,785,547      67,874,846
LIABILITIES
PAYABLES:
 Distribution to shareholders                     1,630,699         387,993
 Due to sponsor and distributor (Note 2)             73,314           5,717
 Due to WFB (Note 2)                                327,497               0
 Other                                                    0         109,225
TOTAL LIABILITIES                                 2,031,510         502,935
TOTAL NET ASSETS                               $423,754,037     $67,371,911
NET ASSETS CONSIST OF:
 Paid-in capital                               $375,264,269     $70,415,772
 Undistributed/overdistributed net
   investment income (loss)                               0               0
 Undistributed net realized gain (loss) on
   investments                                   25,035,919        (826,606)
 Net unrealized appreciation on investments      23,453,849      (2,217,255)
TOTAL NET ASSETS                               $423,754,037     $67,371,911
COMPUTATION OF NET ASSET VALUE AND OFFERING
  PRICE PER SHARE
Net Assets                                     $423,754,037     $67,371,911
Shares outstanding                               36,523,641       7,261,827
Net asset value and offering price per
  share                                              $11.60           $9.28

------------------------------------------------------------------------------

*The Money Market Fund does not have a corresponding Master Portfolio. The cost of securities held at August 31, 1996 is the same as the market value.

The accompanying notes are an integral part of these financial statements.

   Growth         LifePath        LifePath        LifePath        LifePath
   Stock            2000            2010            2020            2030
    Fund            Fund            Fund            Fund            Fund
------------------------------------------------------------------------------
$222,145,037     $34,347,251     $61,307,838     $70,888,746     $37,864,140
           0               0               0               0               0
           0         268,915         390,536         365,787         162,615
           0               0               0               0               0
      14,108               0               0               0               0
 222,159,145      34,616,166      61,698,374      71,254,533      38,026,755
           0               0               0               0               0
      18,407           5,864          10,319          11,935           6,279
      40,467          34,928          61,886          77,879          39,423
      65,242               0               0               0               0
     124,116          40,792          72,205          89,814          45,702
$222,035,029     $34,575,374     $61,626,169     $71,164,719     $37,981,053
$185,545,251     $34,739,550     $61,893,722     $70,671,781     $38,143,968
    (575,450)        245,458         349,259         318,045         137,499
  12,752,557          48,314          45,302         289,605         135,372
  24,312,671        (457,948)       (662,114)       (114,712)       (435,786)
$222,035,029     $34,575,374     $61,626,169     $71,164,719     $37,981,053
$222,035,029     $34,575,374     $61,626,169     $71,164,719     $37,981,053
  14,752,961       3,290,515       5,396,178       5,959,175       3,070,524
$      15.05     $     10.51     $     11.42     $     11.94     $     12.37

------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)--AUGUST 31, 1996

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

AUGUST 31, 1996

                                                              LifePath
                                                                2040
                                                                Fund
------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In corresponding Master Portfolio, at market value
  (Note 1)                                                   $44,619,906
Cash                                                                   0
RECEIVABLES:
 Dividends and interest                                          150,976
 Due from Administrator (Note 2)                                       0
Prepaid expenses                                                       0
TOTAL ASSETS                                                  44,770,882
LIABILITIES
PAYABLES:
 Distribution to shareholders                                          0
 Due to sponsor and distributor (Note 2)                           7,277
 Due to WFB (Note 2)                                              47,164
 Other                                                                 0
TOTAL LIABILITIES                                                 54,441
TOTAL NET ASSETS                                             $44,716,441
NET ASSETS CONSIST OF:
 Paid-in capital                                             $44,505,038
 Undistributed/overdistributed net investment income
   (loss)                                                        121,869
 Undistributed net realized gain (loss) on investments           228,788
 Net unrealized appreciation on investments                     (139,254)
TOTAL NET ASSETS                                             $44,716,441
COMPUTATION OF NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net Assets                                                   $44,716,441
Shares outstanding                                             3,443,410
Net asset value and offering price per share                      $12.89

------------------------------------------------------------------------------

*The Money Market Fund does not have a corresponding Master Portfolio. The cost of securities held at August 31, 1996 is the same as the market value.

The accompanying notes are an integral part of these financial statements.

                                                              U.S.
   Money              S&P           Short-Intermediate      Treasury
   Market          500 Stock               Term            Allocation
   Fund*              Fund                 Fund               Fund
------------------------------------------------------------------------------
$164,620,945     $1,022,579,667            $12,381,828     $49,521,259
       1,970                  0                      0               0
     187,807          4,307,341                 70,631         269,649
           0                  0                 31,387               0
           0             63,747                  1,484               0
 164,810,722      1,026,950,755             12,485,330      49,790,908
     687,756                  0                 68,713         252,569
      13,410             85,849                  1,069           8,537
     260,173            113,509                      0          37,200
      48,491            182,933                 85,737               0
   1,009,830            382,291                155,519         298,306
$163,800,892     $1,026,568,464            $12,329,811     $49,492,602
$163,861,034       $818,468,101            $12,842,272     $55,124,752
           0          4,049,608                      0               0
     (60,142)        12,846,461               (238,154)     (4,681,283)
           0        191,204,294               (274,307)       (950,867)
$163,800,892     $1,026,568,464            $12,329,811     $49,492,602
$163,800,892     $1,026,568,464            $12,329,811     $49,492,602
 163,860,562         71,969,897              1,356,775       5,450,454
       $1.00             $14.26                  $9.09           $9.08

------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)--AUGUST 31, 1996

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED AUGUST 31, 1996

                                                    Asset           Bond
                                                 Allocation        Index
                                                    Fund            Fund
---------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                       $ 2,468,493     $        0
 Interest                                          7,257,816      2,249,843
 Expenses                                           (753,332)       (31,148)
 NET INVESTMENT INCOME ALLOCATED FROM
   MASTER PORTFOLIO                                8,972,977      2,218,695
EXPENSES (NOTE 2)
 Administration fees                                 215,400         16,119
 Custody fees                                              0              0
 Advisory fees                                             0              0
 Transfer agency fees                                215,400          9,672
 Shareholder servicing fees                          430,798         22,567
 Legal and audit                                           0         13,201
 Registration fees                                         0         29,159
 Directors' fees                                           0          3,268
 Shareholder reports                                       0         13,373
 Other                                                     0          4,035
TOTAL EXPENSES                                       861,598        111,394
Less:
 Waived fees and reimbursed expenses                       0        (66,878)
Net expenses                                         861,598         44,516
NET INVESTMENT INCOME (LOSS)                       8,111,379      2,174,179
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS
 Net realized gain (loss) on sale of
   investments                                    26,324,047        (91,039)
 Net change in unrealized appreciation of
   investments                                   (34,799,509)    (2,444,328)
NET GAIN (LOSS) ON INVESTMENTS                    (8,475,462)    (2,535,367)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $  (364,083)    $ (361,188)

------------------------------------------------------------------------------

 *The Money Market Fund does not have a corresponding Master Portfolio. All interest is derived from securities held by the Fund.

**The Fund commenced operations on March 26, 1996.

The accompanying notes are an integral part of these financial statements.

   Growth        LifePath      LifePath       LifePath      LifePath
   Stock           2000          2010           2020          2030
    Fund          Fund**        Fund**         Fund**        Fund**
------------------------------------------------------------------------------
$    119,328     $  65,782     $ 276,350     $  495,987     $ 295,828
     386,449       618,736       745,711        635,558       189,408
    (634,772)      (73,181)     (130,788)      (170,204)      (84,666)
    (128,995)      611,337       891,273        961,341       400,570
      52,867        13,108        23,384         30,278        15,016
           0             0             0              0             0
           0             0             0              0             0
      31,720        13,108        46,770         30,278        15,016
     105,735        26,215        23,384         60,558        30,031
      12,377             0             0              0             0
      28,405             0             0              0             0
       3,267             0             0              0             0
      12,668             0             0              0             0
       2,873             0             0              0             0
     249,912        52,431        93,538        121,114        60,063
     (65,785)            0             0              0             0
     184,127             0             0              0             0
    (313,122)      558,906       797,735        840,227       340,507
  12,709,379        48,314        45,302        289,605       135,372
 (11,395,926)     (457,948)     (662,114)      (114,712)     (435,786)
   1,313,453      (409,634)     (616,812)       174,893      (300,414)
$  1,000,331     $ 149,272     $ 180,923     $1,015,120     $  40,093

------------------------------------------------------------------------------

        STATEMENT OF OPERATIONS (UNAUDITED)--FOR THE SIX MONTHS ENDED AUGUST 31, 1996

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED AUGUST 31, 1996

                                                               LifePath
                                                                 2040
                                                                Fund**
------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                                     $ 395,530
 Interest                                                         84,103
 Expenses                                                       (102,985)
 NET INVESTMENT INCOME ALLOCATED FROM
   MASTER PORTFOLIO                                              376,648
EXPENSES (NOTE 2)
 Administration fees                                              18,101
 Custody fees                                                          0
 Advisory fees                                                         0
 Transfer agency fees                                             18,101
 Shareholder servicing fees                                       36,204
 Legal and audit                                                       0
 Registration fees                                                     0
 Directors' fees                                                       0
 Shareholder reports                                                   0
 Other                                                                 0
TOTAL EXPENSES                                                    72,406
Less:
 Waived fees and reimbursed expenses                                   0
Net expenses                                                           0
NET INVESTMENT INCOME (LOSS)                                     304,242
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIOS
 Net realized gain (loss) on sale of investments                 228,788
 Net change in unrealized appreciation of investments           (139,254)
NET GAIN (LOSS) ON INVESTMENTS                                    89,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $ 393,776

------------------------------------------------------------------------------

 *The Money Market Fund does not have a corresponding Master Portfolio. All interest is derived from securities held by the Fund.

**The Fund commenced operations on March 26, 1996.

The accompanying notes are an integral part of these financial statements.

  Money            S&P         Short-Intermediate     U.S. Treasury
  Market        500 Stock             Term             Allocation
  Fund*           Fund                Fund                Fund
------------------------------------------------------------------------------
  $      0     $10,174,414                $     0         $       0
 4,317,874       2,016,242                477,846         1,731,367
         0        (255,172)               (39,817)          (80,703)
 4,317,874      11,935,484                438,029         1,650,664
    39,984         246,456                  3,333            25,543
    39,984               0                      0                 0
   279,662               0                      0                 0
    39,984         147,874                  2,000            25,543
         0         345,039                  6,666            51,085
         0          56,155                 12,444                 0
         0          57,815                 21,618                 0
         0           3,268                  3,268                 0
         0          37,000                 10,256                 0
       710          51,662                  2,466                 0
   400,324         945,269                 62,051           102,171
   (40,721)       (214,266)               (57,145)           (1,366)
   359,603         731,003                  4,906           100,805
 3,958,271      11,204,481                433,123         1,549,859
    (1,105)      5,870,516                (72,976)         (293,512)
         0       7,782,163               (368,491)       (1,196,770)
    (1,105)     13,652,679               (441,467)       (1,490,282)
$3,957,166     $24,857,160               $ (8,344)       $   59,577

------------------------------------------------------------------------------

        STATEMENT OF OPERATIONS (UNAUDITED)--FOR THE SIX MONTHS ENDED AUGUST 31, 1996

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Asset Allocation Fund
                                           -------------------------------------
                                             (Unaudited)
                                             For the Six            For the
                                            Months Ended          Year Ended
                                           August 31, 1996     February 29, 1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                  $ 8,111,379          $ 12,662,723
 Net realized gain (loss) on sale of
   investments                                  26,324,047               253,536
 Net change in unrealized appreciation
   (depreciation) of investments               (34,799,509)           58,636,223
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       (364,083)           71,552,482
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                     (8,111,379)          (12,662,723)
 From net realized gain (loss) on sales
   of investments                                        0                     0
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold                      98,923,124           133,240,369
 Net asset value of shares issued in
   reinvestment of dividends and
   distributions                                 7,567,499            12,759,213
 Cost of shares redeemed                       (72,191,330)         (100,655,571)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                  34,299,293            45,344,011
INCREASE (DECREASE) IN NET ASSETS               25,823,831           104,233,770
NET ASSETS:
Beginning net assets                           397,930,206           293,696,436
ENDING NET ASSETS                             $423,754,037          $397,930,206
SHARES ISSUED AND REDEEMED:
 Shares sold                                     8,340,010            12,022,471
 Shares issued in reinvestment of
   dividends and distributions                     639,914             1,169,213
 Shares redeemed                                (6,090,566)           (9,142,254)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING                                    2,889,358             4,049,430

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

           Bond Index Fund                          Growth Stock Fund
-------------------------------------     -------------------------------------
  (Unaudited)                               (Unaudited)
  For the Six            For the            For the Six            For the
 Months Ended          Year Ended          Months Ended          Year Ended
August 31, 1996     February 29, 1996     August 31, 1996     February 29, 1996
-------------------------------------------------------------------------------
    $ 2,174,179           $ 2,430,763        $   (313,122)          $  (169,318)
        (91,039)             (403,203)         12,709,379            14,846,540
     (2,444,328)            1,073,727         (11,395,926)           30,335,247
       (361,188)            3,101,287           1,000,331            45,012,469
     (2,174,179)           (2,430,763)                  0               (46,399)
              0                     0                   0           (16,939,083)
     22,227,552            51,730,402          96,393,169           105,184,276
      2,089,989             2,229,063                   0            16,985,470
    (12,500,064)          (15,133,678)        (53,942,292)          (68,537,649)
     11,817,477            38,825,787          42,450,877            53,632,097
      9,282,110            39,496,311          43,451,208            81,659,084
     58,089,801            18,593,490         178,583,821            96,924,737
    $67,371,911          $ 58,089,801        $222,035,029          $178,583,821
      2,351,332             5,320,928           6,121,338             7,370,776
        221,611               230,227                   0             1,212,039
     (1,327,311)           (1,555,049)         (3,452,370)           (4,828,460)
      1,245,632             3,996,106           2,668,968             3,754,355

-------------------------------------------------------------------------------

        STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS

                                                         LifePath 2000 Fund
                                                         ------------------
                                                            (Unaudited)
                                                            Period from
                                                           March 26, 1996
                                                           (Commencement
                                                           of Operations)
                                                         to August 31, 1996
---------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income                                           $  558,906
 Net realized gain (loss) on sale of investments                     48,314
 Net change in unrealized appreciation of investments              (457,948)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                149,272
DISTRIBUTIONS TO SHAREHOLDERS:
 FROM NET INVESTMENT INCOME                                        (313,448)
 From net realized gain on sales of investments                           0
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold                                       42,069,955
 Reinvestment of dividends                                          313,448
 Cost of shares redeemed                                         (7,643,853)
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                                              34,739,550
INCREASE IN NET ASSETS                                           34,575,374
NET ASSETS:
Beginning net assets                                                      0
ENDING NET ASSETS                                               $34,575,374
SHARES ISSUED AND REDEEMED:
 Shares sold                                                      3,987,620
 Shares issued in reinvestment of dividends                          29,740
 Shares redeemed                                                   (726,845)
NET INCREASE IN SHARES OUTSTANDING                                3,290,515

------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LifePath 2010 Fund     LifePath 2020 Fund     LifePath 2030 Fund     LifePath 2040 Fund
------------------     ------------------     ------------------     ------------------
   (Unaudited)            (Unaudited)            (Unaudited)            (Unaudited)
   Period from            Period from            Period from            Period from
  March 26, 1996         March 26, 1996         March 26, 1996         March 26, 1996
  (Commencement          (Commencement          (Commencement          (Commencement
  of Operations)         of Operations)         of Operations)         of Operations)
to August 31, 1996     to August 31, 1996     to August 31, 1996     to August 31, 1996
---------------------------------------------------------------------------------------
        $  797,735            $   840,227             $  340,507             $  304,242
            45,302                289,605                135,372                228,788
          (662,114)              (114,712)              (435,786)              (139,254)
           180,923              1,015,120                 40,093                393,776
          (448,476)              (522,182)              (203,008)              (182,373)
                 0                      0                      0                      0
        71,716,479            102,380,333             44,519,250             52,540,852
           448,476                522,194                203,008                182,373
       (10,271,233)           (32,230,746)            (6,578,290)            (8,218,187)
        61,893,722             70,671,781             38,143,968             44,505,038
        61,626,169             71,164,719             37,981,053             44,716,441
                 0                      0                      0                      0
       $61,626,169           $ 71,164,719            $37,981,053           $ 44,716,441
         6,253,248              8,565,421              3,582,278              4,060,083
            38,851                 43,008                 16,066                 13,725
          (895,921)            (2,649,254)              (527,820)              (630,398)
         5,396,178              5,959,175              3,070,524              3,443,410

---------------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS

                                                     Money Market Fund
                                           -------------------------------------
                                             (Unaudited)
                                             For the Six            For the
                                            Months Ended          Year Ended
                                           August 31, 1996     February 29, 1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                  $ 3,958,271          $  8,366,175
 Net realized gain (loss) on sale of
   investments                                      (1,105)              (47,092)
 Net change in unrealized appreciation
   (depreciation) of investments                         0                     0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      3,957,166             8,319,083
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                     (3,958,271)           (8,366,175)
 From net realized gain (loss) on sales
   of investments                                        0                     0
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold                      79,954,235           153,053,870
 Net asset value of shares issued in
   reinvestment of dividends and
   distributions                                 3,806,391             8,172,476
 Cost of shares redeemed                       (76,810,130)         (151,596,313)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARES
  TRANSACTIONS                                   6,950,496             9,630,033
INCREASE (DECREASE) IN NET ASSETS                6,949,391             9,582,941
NET ASSETS:
Beginning net assets                           156,851,501           147,268,560
ENDING NET ASSETS                             $163,800,892          $156,851,501
SHARES ISSUED AND REDEEMED:
 Shares sold                                    79,954,234           153,050,549
 Shares issued in reinvestment of
   dividends and distributions                   3,806,391             8,172,596
 Shares redeemed                               (76,810,130)         (151,592,992)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING                                    6,950,495             9,630,153

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

         S&P 500 Stock Fund                   Short-Intermediate Term Fund
-------------------------------------     -------------------------------------
  (Unaudited)                               (Unaudited)
  For the Six            For the            For the Six            For the
 Months Ended          Year Ended          Months Ended          Year Ended
August 31, 1996     February 29, 1996     August 31, 1996     February 29, 1996
-------------------------------------------------------------------------------
  $  11,204,481          $ 16,771,211           $ 433,123            $  872,301
      5,870,516            18,059,645             (72,976)              215,150
      7,782,163           154,527,817            (368,491)               87,124
     24,857,160           189,358,673              (8,344)            1,174,575
    (10,423,989)          (15,389,132)           (433,123)             (872,302)
              0           (10,433,042)                  0                     0
    233,958,935           381,254,861           2,319,692             7,554,298
     10,424,227            25,822,033             433,040               881,404
   (114,944,290)         (136,693,122)         (3,685,136)           (9,332,501)
    129,438,872           270,383,772            (932,404)             (896,799)
    143,872,043           433,920,271          (1,373,871)             (594,526)
    882,696,421           448,776,150          13,703,682            14,298,208
 $1,026,568,464          $882,696,421         $12,329,811           $13,703,682
     16,334,812            30,268,583             251,976               807,468
        725,155             2,002,063              47,022                93,988
     (8,040,612)          (10,747,465)           (400,693)           (1,004,841)
      9,019,355            21,523,181            (101,695)             (103,385)

-------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS

                                               U.S. Treasury Allocation Fund
                                           -------------------------------------
                                             (Unaudited)
                                             For the Six            For the
                                            Months Ended          Year Ended
                                           August 31, 1996     February 29, 1996
 --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                  $ 1,549,859           $ 3,259,100
 Net realized gain (loss) on sale of
   investments                                    (293,512)            1,744,910
 Net change in unrealized appreciation
   (depreciation) of investments                (1,196,770)              691,484
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         59,577             5,695,494
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                     (1,549,859)           (3,259,100)
 From net realized gain (loss) on sales
   of investments                                        0                     0
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold                       6,531,733            21,593,120
 Net asset value of shares issued in
   reinvestment of dividends and
   distributions                                 1,496,379             3,351,900
 Cost of shares redeemed                        (8,677,365)          (32,601,086)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARES
  TRANSACTIONS                                    (649,253)           (7,656,066)
INCREASE (DECREASE) IN NET ASSETS               (2,139,535)           (5,219,672)
NET ASSETS:
Beginning net assets                            51,632,137            56,851,809
ENDING NET ASSETS                              $49,492,602           $51,632,137
SHARES ISSUED AND REDEEMED:
 Shares sold                                       708,364             2,313,882
 Shares issued in reinvestment of
   dividends and distributions                     162,772               361,582
 Shares redeemed                                  (942,583)           (3,477,285)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING                                      (71,447)             (801,821)
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                Asset Allocation Fund
                               -------------------------------------------------------
                                                                              From
                               (Unaudited)                                   July 2,
                               Six Months                                    1993 to
                                  Ended       Year Ended     Year Ended     February
                               August 31,    February 29,   February 28,       28,
                                  1996           1996          1995**         1994
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $11.83          $9.93         $10.19        $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                0.22           0.40           0.44          0.23
 Net realized and unrealized
    gain (loss) on investments       (0.23)          1.90          (0.14)         0.28
TOTAL FROM INVESTMENT
  OPERATIONS                         (0.01)          2.30           0.30          0.51
LESS DISTRIBUTIONS:
 Dividends from net investment
    income                           (0.22)         (0.40)         (0.44)        (0.23)
 Distributions from net
    realized gains                    0.00           0.00          (0.12)        (0.09)
TOTAL DISTRIBUTIONS                  (0.22)         (0.40)         (0.56)        (0.32)
NET ASSET VALUE, END OF PERIOD      $11.60         $11.83          $9.93        $10.19
TOTAL RETURN (NOT ANNUALIZED)        (0.07)%        23.54%          3.28%         5.14%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
    (000)                         $423,754       $397,930       $293,696      $217,140
 Number of shares outstanding,
    end of period (000)             36,524         33,634         29,585        21,303
RATIOS TO AVERAGE NET ASSETS+:
 Ratio of expenses to average
    net assets(1)                     0.75%          0.75%          0.75%         0.79%
 Ratio of net investment income
    to average net assets(2)          3.75%          3.62%          4.62%         3.47%
Portfolio turnover                      --             --             24%*          33%
Average commission rate paid***         --             --             --            --
--------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets prior to
    waived fees and reimbursed
    expenses                           N/A            N/A           0.76%         0.80%
(2) Ratio of net investment
    income to average net
    assets prior to waived fees
    and reimbursed expenses            N/A            N/A           4.61%         3.46%
--------------------------------------------------------------------------------------


  * This rate is for the period from February 28, 1994 to May 25, 1994. As of May 26, 1994 the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
 ** See Note 4.
*** Except for the Money Market Fund, the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
  + Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.

                      Bond Index Fund
-----------------------------------------------------------
(Unaudited)                                        From
Six Months                                       July 2,
   Ended        Year Ended      Year Ended       1993 to
August 31,     February 29,    February 28,    February 28,
   1996            1996           1995**           1994
-----------------------------------------------------------
      $9.66           $9.20           $9.76          $10.00
       0.32            0.64            0.64            0.38
      (0.38)           0.46           (0.56)          (0.24)
      (0.06)           1.10            0.08            0.14
      (0.32)          (0.64)          (0.64)          (0.38)
       0.00            0.00            0.00            0.00
       0.00           (0.64)          (0.64)          (0.38)
      $9.28           $9.66           $9.20           $9.76
      (0.63)%         12.17%           1.12%           1.38%
    $67,372         $58,090         $18,593         $14,899
      7,262           6,016           2,020           1,526
       0.23%           0.23%           0.23%           0.31%
       6.72%           6.67%           7.08%           5.88%
         --              --              14%*            20%
         --              --              --              --
------------------------------------------------------------------------------
       0.43%           0.53%           0.71%           0.32%
       6.51%           6.37%           6.61%           5.87%

------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  Growth Stock Fund
                               -------------------------------------------------------
                                                                              From
                               (Unaudited)                                   July 2,
                               Six Months                                    1993 to
                                  Ended       Year Ended     Year Ended     February
                               August 31,    February 29,   February 28,       28,
                                  1996           1996          1995**         1994
--------- ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $14.78         $11.64         $11.52        $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income               (0.02)         (0.01)          0.00         (0.01)
 Net realized and unrealized
    gain (loss) on investments        0.29           4.82           0.19          1.86
TOTAL FROM INVESTMENT
  OPERATIONS                          0.27           4.81           0.19          1.85
LESS DISTRIBUTIONS:
 Dividends from net investment
    income                            0.00          (0.01)          0.00          0.00
 Distributions from net
    realized gains                    0.00          (1.66)         (0.07)        (0.33)
 Distributions in excess of net
    realized gains                    0.00           0.00           0.00          0.00
TOTAL DISTRIBUTIONS                   0.00          (1.67)         (0.07)        (0.33)
NET ASSET VALUE, END OF PERIOD      $15.05         $14.78         $11.64        $11.52
TOTAL RETURN (NOT ANNUALIZED)         0.00%         42.10%          1.70%        18.65%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
    (000)                         $222,035       $178,584        $96,925       $45,443
 Number of shares outstanding,
    end of period (000)             14,753         12,084          8,330         3,945
RATIOS TO AVERAGE NET ASSETS+:
 Ratio of expenses to average
    net assets(1)                     0.76%          0.76%          0.76%         0.80%
 Ratio of net investment income
    to average net assets(2)         (0.29)%        (0.12)%        (0.02)%       (0.18)%
Portfolio turnover                      --             --             27%*         104%
Average commission rate
  paid****                              --             --             --            --

---------------------------------------------------------------------------------------

(1) Ratio of expenses to
    average net assets prior to
    waived fees and reimbursed
    expenses                          0.83%          0.86%          0.87%         0.80%
(2) Ratio of net investment
    income to average net
    assets prior to waived fees
    and reimbursed expenses          (0.36)%        (0.22)%        (0.12)%       (0.18)%
---------------------------------------------------------------------------------------


  * This rate is for the period from February 28, 1994 to May 25, 1994. As of May 26, 1994 the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
 **  See Note 4.
 *** The Fund commenced operations on March 26, 1996.
**** Except for the Money Market Fund, the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity. + Annualized for periods of less than one year.

LifePath 2000 Fund    LifePath 2010 Fund    LifePath 2020 Fund    LifePath 2030 Fund
------------------    ------------------    ------------------    ------------------
   (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)
  For the Period        For the Period        For the Period        For the Period
      Ended                 Ended                 Ended                 Ended
August 31, 1996***    August 31, 1996***    August 31, 1996***    August 31, 1996***
------------------------------------------------------------------------------------
            $10.00                $10.00                $10.00                $10.00
              0.17                  0.15                  0.14                  0.12
              0.44                  1.36                  1.89                  2.32
              0.61                  1.51                  2.03                  2.44
             (0.10)                (0.09)                (0.09)                (0.07)
                 0                     0                     0                     0
                 0                     0                     0                     0
                 0                     0                     0                     0
            $10.51                $11.42                $11.94                $12.37
              0.34%                 0.88%                 0.96%                 1.11%
           $34,575               $61,626               $71,165               $37,981
             3,291                 5,396                 5,959                 3,071
             0.95%                  0.95%                 0.95%                 0.95%
             3.95%                  3.16%                 2.56%                 2.10%
                --                    --                    --                    --
                --                    --                    --                    --
-------------------------------------------------------------------------------------
               N/A                   N/A                   N/A                   N/A
               N/A                   N/A                   N/A                   N/A
-------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                        LifePath 2040 Fund
                                                          --------------
                                                           (Unaudited)
                                                          For the Period
                                                              Ended
                                                        August 31, 1996***
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                                         $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.09
 Net realized and unrealized gain (loss)
    on investments                                                    2.95
TOTAL FROM INVESTMENT OPERATIONS                                      3.04
LESS DISTRIBUTIONS:
 Dividends from net investment income                                (0.05)
 Distributions from net
    realized gains                                                       0
 Distributions in excess of net
    realized gains                                                       0
TOTAL DISTRIBUTIONS                                                      0
NET ASSET VALUE, END OF PERIOD                                      $12.99
TOTAL RETURN (NOT ANNUALIZED)                                         2.01%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                   $44,716
 Number of shares outstanding,
    end of period (000)                                              3,443
RATIOS TO AVERAGE NET ASSETS+:
 Ratio of expenses to
    average net assets(1)                                             0.95%
 Ratio of net investment income to
    average net assets(2)                                             1.54%
Portfolio turnover                                                      --
Average commission rate paid****                                        --

------------------------------------------------------------------------------

(1) Ratio of expenses to average net
   assets prior to waived fees and
   reimbursed expenses                                                 N/A
(2) Ratio of net investment income to
   average net assets prior to waived
   fees and reimbursed expenses                                        N/A

------------------------------------------------------------------------------

   * This rate is for the period from February 28, 1994 to May 25, 1994. As of May 26, 1994 the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
  ** See Note 4.
 *** The Fund commenced operations on March 26, 1996.
**** Except for the Money Market Fund, the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity. + Annualized for periods of less than one year.

                     Money Market Fund
-----------------------------------------------------------
(Unaudited)                                        From
Six Months                                       July 2,
   Ended        Year Ended      Year Ended       1993 to
August 31,     February 29,    February 28,    February 28,
   1996            1996           1995**           1994
-----------------------------------------------------------
      $1.00           $1.00           $1.00           $1.00
       0.02            0.05            0.04            0.02
       0.00            0.00            0.00            0.00
       0.02            0.05            0.04            0.02
      (0.02)          (0.05)          (0.04)          (0.02)
       0.00            0.00            0.00            0.00
       0.00            0.00            0.00            0.00
      (0.02)          (0.05)          (0.04)          (0.02)
      $1.00           $1.00           $1.00           $1.00
       0.00%           5.60%           4.40%           1.81%
   $163,801        $156,852        $147,269         $81,649
    163,861         156,910         147,280          81,648
       0.45%           0.45%           0.45%           0.49%
       4.93%           5.44%           4.44%           2.77%
        N/A             N/A             N/A             N/A
      $0.00              --              --              --

------------------------------------------------------------------------------

       0.50%           0.49%           0.57%           0.50%
       4.88%           5.40%           4.32%           2.76%

------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                 S&P 500 Stock Fund
                               -------------------------------------------------------
                                                                              From
                               (Unaudited)                                   July 2,
                               Six Months                                    1993 to
                                  Ended       Year Ended     Year Ended     February
                               August 31,    February 29,   February 28,       28,
                                  1996           1996          1995**         1994
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $14.02         $10.83         $10.50        $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                0.16           0.31           0.27          0.16
 Net realized and unrealized
    gain (loss) on investments        0.24           3.36           0.41          0.47
TOTAL FROM INVESTMENT
  OPERATIONS                          0.40           3.67           0.68          0.63
LESS DISTRIBUTIONS:
 Dividends from net investment
    income                           (0.16)         (0.30)         (0.27)        (0.12)
 Distributions from net
    realized gains                    0.00          (0.18)         (0.08)        (0.01)
 Distributions in excess of net
    realized gains                    0.00           0.00           0.00          0.00
TOTAL DISTRIBUTIONS                  (0.16)         (0.48)         (0.35)        (0.13)
NET ASSET VALUE, END OF PERIOD      $14.26         $14.02         $10.83        $10.50
TOTAL RETURN (NOT ANNUALIZED)         2.82%         34.35%          6.71%         6.30%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
    (000)                       $1,026,568       $882,696       $448,776      $122,391
 Number of shares outstanding,
    end of period (000)             71,970         62,951         41,427        11,653
RATIOS TO AVERAGE NET ASSETS+:
 Ratio of expenses to average
    net assets(1)                     0.20%          0.20%          0.21%         0.27%
 Ratio of net investment income
    to average net assets(2)          2.26%          2.52%          2.93%         2.46%
Portfolio turnover                      --             --              8%*           4%
Average commission rate paid***          --            --             --            --

--------------------------------------------------------------------------------------

(1) Ratio of expenses to
    average net assets prior to
    waived fees and reimbursed
    expenses                          0.24%          0.26%          0.25%         0.28%
(2) Ratio of net investment
    income to average net
    assets prior to waived fees
    and reimbursed expenses           2.22%          2.46%          2.88%         2.45%

--------------------------------------------------------------------------------------

  * This rate is for the period from February 28, 1994 to May 25, 1994. As of May 26, 1994 the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
 ** See Note 4.
*** Except for the Money Market Fund, the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity. + Annualized for periods of less than one year.

               Short-Intermediate Term Fund
-----------------------------------------------------------
(Unaudited)                                        From
Six Months                                       July 2,
   Ended        Year Ended      Year Ended       1993 to
August 31,     February 29,    February 28,    February 28,
   1996            1996           1995**           1994
-----------------------------------------------------------
      $9.40           $9.15           $9.72          $10.00
       0.30            0.65            0.64            0.42
      (0.31)           0.25           (0.57)          (0.28)
      (0.01)           0.90            0.70            0.14
      (0.30)          (0.65)          (0.64)          (0.42)
       0.00            0.00            0.00            0.00
       0.00            0.00            0.00            0.00
      (0.30)          (0.65)          (0.64)          (0.42)
      $9.09           $9.40           $9.15           $9.72
       0.00%          10.07%           0.89%           1.42%
    $12,330         $13,704         $14,298          $5,258
      1,357           1,458           1,562             541
       0.65%           0.65%           0.65%           0.65%
       6.48%           6.82%           7.07%           6.02%
         --              --              29%            277%
         --              --              --              --

------------------------------------------------------------------------------

       1.50%           1.44%           1.41%           0.65%
       5.63%           6.03%           6.32%           6.02%

------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                            U.S. Treasury Allocation Fund
                               -------------------------------------------------------
                                                                              From
                               (Unaudited)                                   July 2,
                               Six Months                                    1993 to
                                  Ended       Year Ended     Year Ended     February
                               August 31,    February 29,   February 28,       28,
                                  1996           1996          1995**         1994
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $9.35          $8.99          $9.67        $10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                0.28           0.51           0.59          0.39)
 Net realized and unrealized
    gain (loss) on investments       (0.27)          0.36          (0.68)        (0.05)
TOTAL FROM INVESTMENT
  OPERATIONS                          0.01           0.87          (0.09)         0.34
LESS DISTRIBUTIONS:
 Dividends from net investment
    income                           (0.28)         (0.51)         (0.59)        (0.39)
 Distributions from net
    realized gains                    0.00           0.00           0.00         (0.20)
 Distributions in excess of net
    realized gains                    0.00           0.00           0.00         (0.08)
TOTAL DISTRIBUTIONS                  (0.28)         (0.51)         (0.59)        (0.67)
NET ASSET VALUE, END OF PERIOD       $9.08          $9.35          $8.99         $9.67
TOTAL RETURN (NOT ANNUALIZED)         0.14%          9.89%         (0.76)%        3.33%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
    (000)                          $49,493        $51,632        $56,852       $58,216
 Number of shares outstanding,
    end of period (000)              5,450          5,522          6,324         6,019
RATIOS TO AVERAGE NET ASSETS+:
 Ratio of expenses to average
    net assets(1)                     0.70%          0.70%          0.70%         0.78%
 Ratio of net investment income
    to average net assets(2)          6.05%          5.47%          6.52%         5.79%
Portfolio turnover                      --             --             43%*         210%
Average commission rate paid***          --            --             --            --

--------------------------------------------------------------------------------------

(1) Ratio of expenses to
    average net assets prior to
    waived fees and reimbursed
    expenses                           N/A            N/A           0.72%         0.80%
(2) Ratio of net investment
    income to average net
    assets prior to waived fees
    and reimbursed expenses            N/A            N/A           6.50%         5.77%

--------------------------------------------------------------------------------------

  * This rate is for the period from February 28, 1994 to May 25, 1994. As of May 26, 1994 the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity.
 ** See Note 4.
*** Except for the Money Market Fund, the Funds invest all of their assets in the corresponding Master Portfolio, hence no securities-related activity. + Annualized for periods of less than one year.

MASTERWORKS FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     MasterWorks Funds Inc. (formerly Stagecoach Inc.) (the "Company"), is registered under the Investment Company Act of 1940, as amended, as an open-end series investment company. The Company commenced operations on July 2, 1993 and currently is authorized to issue fourteen separate funds, of which the following have commenced operations: the Asset Allocation, Bond Index, Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds (each, a "Fund", collectively, the "Funds"). The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT POLICY AND SECURITY VALUATION

     Each Fund, with the exception of the Growth Stock, Money Market and Short-Intermediate Term Funds, invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio. Each of the Growth Stock and Short-Intermediate Term Funds invests all of its assets in a separate series (also a "Master Portfolio") of Managed Series Investment Trust. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 38.31%, 99.99%, 21.51%, 38.58%, 31.73%, 25.69%, 19.21%,
94.53%, 99.99% and 99.99% for the Asset Allocation, Bond Index, Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds, respectively, as of August 31, 1996). The Money Market Fund does not invest in a corresponding Master Portfolio. Investments of each Master Portfolio are

MASTERWORKS FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any restricted securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Company's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

     The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

     The performance of each Fund, with the exception of the Money Market Fund, is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements,

MASTERWORKS FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements held by the Master Portfolios as of August 31, 1996 are collateralized by U.S. government securities. The repurchase agreements were entered into on August 31, 1996.

     FEDERAL INCOME TAXES

     Each Fund of the Company is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. The following funds had net capital loss carryforwards at August 31, 1996:

                                                        Net Capital
                                              Year         Loss
                   Fund                      Expires   Carryforward
--------------------------------------------------------------------
Asset Allocation Fund                              2003    $2,470,319
Bond Index Fund                                    2002       144,965
                                                   2003       225,479
Money Market Fund                                  2002        11,557
                                                   2003        74,287
Short-Intermediate Term Fund                       2002       272,810
U.S. Treasury Allocation Fund                      2002     4,479,181

     No capital gain distribution shall be made in any of the Funds until the respective capital loss carryforward has been fully utilized or expires.

MASTERWORKS FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income of the Asset Allocation, Bond Index, Short-Intermediate Term and U.S. Treasury Allocation Funds are declared and distributed monthly. Dividends to shareholders from net investment income of the Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Stock Funds are declared and distributed quarterly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

     ORGANIZATION EXPENSES

     Stephens Inc. ("Stephens"), the Funds' administrator and distributor, has paid all the expenses in connection with the organization and initial registration of the various Funds.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     The Company has entered into separate contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"), whereby WFB has agreed to provide transfer and dividend disbursing agency services and shareholder services to the Funds. WFB is compensated for transfer and dividend disbursing agency services based on an annual rate of 0.03% of the average daily net assets for the Bond Index, Growth Stock, S&P 500 Stock and Short-Intermediate Term Funds and 0.10% of the average daily net assets of the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and U.S. Treasury Allocation Funds. WFB is compensated for shareholder servicing based on an annual rate of 0.20% for the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and U.S. Treasury Allocation Funds, 0.10% for the Growth Stock and Short-Intermediate Term Funds and 0.07% for the Bond Index and S&P 500 Stock Funds, based on the average daily net assets of each of these Funds.

     Pursuant to an Investment Advisory Contract with the Money Market Fund, Barclays Global Fund Advisers ("BGFA") is entitled to receive a monthly fee at an annual rate of 0.35% of the average daily net assets of

MASTERWORKS FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

the Fund as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC. Prior to January 1, 1996, WFB served as investment adviser to the Money Market Fund and was entitled to receive a monthly fee at the annual rate of 0.35% of the average daily net assets of the Fund as compensation for its services.

     WFB serves as sub-adviser to the Money Market Fund. Pursuant to a Sub-Advisory Contract with the Money Market Fund and BGFA, WFB is responsible for the day-to-day portfolio management of the Money Market Fund. WFB is entitled to receive from BGFA an amount equal to 0.05% of the average daily net assets of the Money Market Fund as compensation for its sub-advisory services.

     Barclays Global Investors, N.A. ("BGI") currently acts as custodian for the Money Market Fund. BGI will not be entitled to receive compensation for its custodial services so long as BGFA is entitled to receive fees for providing investment advisory services to the Money Market Fund.

     The Company has entered into administration and distribution agreements with Stephens on behalf of the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and U.S. Treasury Allocation Funds. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services for these Funds. As compensation for these services, the Asset Allocation and U.S. Treasury Allocation Funds pay a monthly fee at an annual rate of 0.10% of each Fund's average daily net assets. The Money Market Fund pays a monthly fee at an annual rate of 0.05% of the Fund's average daily net assets. In addition, Stephens is responsible for paying all other expenses incurred by these Funds other than the fees payable by the Fund pursuant to the Company's various service contracts.

     Under the administration agreement, Stephens has agreed to assume operating expenses of the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and U.S. Treasury Allocation Funds and a pro rata share of the operating expenses of the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and U.S. Treasury Allocation Master Portfolio, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which will be borne by the aforementioned funds and those expenses specifically assumed by Wells Fargo under its contracts with each of the aforementioned funds. The Company has also entered into

MASTERWORKS FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

administration and distribution agreements with Stephens on behalf of the Bond Index, Growth Stock, S&P 500 Stock and Short-Intermediate Term Funds. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For these services, each Fund pays Stephens a monthly fee at an annual rate of 0.05% of the Funds' average daily net assets.

     WAIVED FEES AND REIMBURSED EXPENSES

     The following amounts of fees and expenses have been waived and/or reimbursed for the six months ended August 31, 1996:

                                                    Reimbursed
                                      Waived Fees    Expenses
       Fund                              by WFB    by Stephens    Total
-------------------------------------------------------------------------
Bond Index                               $ 32,239     $34,639     $66,878
Growth Stock                               65,785           0      65,785
Money Market                               40,721           0      40,721
S&P 500 Stock                             214,266           0     214,266
Short-Intermediate Term                     8,666      48,479      57,145
U.S. Treasury Allocation                    1,366           0       1,366

     Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens, respectively.

     Certain officers and directors of the Company are also officers of Stephens. As of August 31, 1996, Stephens owned less than 1% of the shares outstanding for each Fund.

3.   CAPITAL SHARES TRANSACTIONS

     As of August 31, 1996, there were 11.9 billion shares of $.001 par value capital stock authorized by the Company. As of August 31, 1996, each Fund except the Money Market, Short-Intermediate Term and U.S. Treasury Allocation Funds was authorized to issue 100 million shares of $.001 par value capital stock. The Money Market Fund was authorized to issue 3 billion shares. The Short-Intermediate Term and U.S. Treasury Allocation Funds were each authorized to issue 300 million shares. Transactions in capital shares, for each Fund, are disclosed in detail in the Statements of Changes in Net Assets.

MASTERWORKS FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

4.   ORGANIZATION OF THE FUNDS

     Certain Funds are successors to certain assets of collective investment funds managed by WFB. A portion of the assets of the collective investment funds were transferred to the Funds on behalf of the Retirement Plans wishing to liquidate their collective investment fund holdings and acquire corresponding investments in the Funds. At a special meeting held February 14, 1994, the shareholders voted to change the name of the Company from "WellsFunds Inc." to "Stagecoach Inc." At a special meeting held January 31, 1994, the shareholders of the Funds approved the reorganization of certain funds into a "master-feeder" structure, whereby the existing Funds invest all of their assets in a corresponding series of Master Investment Portfolio or Managed Series Investment Trust (both open-end registered investment companies). On the conversion date the funds transferred their investments to the corresponding Master Portfolio in exchange for shares in the corresponding Master Portfolio. Certain existing funds then became "feeder" funds. This reorganization was effected in May 1994. The reorganization had no impact to shareholders of the existing funds except that certain advisory fees were contractually reduced.

     Effective on March 15, 1996, the corporate name of Stagecoach Inc. was changed to "MasterWorks Funds Inc."

5.   TRANSFER OF LIFEPATH INSTITUTIONAL SHARE CLASS

     At a meeting held in October 1995, the Board of Directors of MasterWorks Funds Inc. (formerly Stagecoach Inc.) approved the establishment of five LifePath Funds (the New LifePath Funds). The New LifePath Funds were created to supersede the five LifePath Institutional class shares of Stagecoach Trust, and are feeder funds in a master-feeder structure that invest in corresponding master portfolios of Master Investment Portfolio. Net assets attributable to each LifePath Institutional class of shares were transferred to the corresponding New LifePath Funds on March 26, 1996 as follows:

                   LifePath 2000  $17,280,877
                   LifePath 2010  $34,620,440
                   LifePath 2020  $37,028,509
                   LifePath 2030  $25,785,162
                   LifePath 2040  $33,520,758

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS--40.35%
       3,137   AMR Corp+                                   $    229,745    $    257,234
      55,534   AT & T Corp                                    3,176,685       2,915,535
      27,143   Abbott Laboratories                              983,414       1,224,828
       4,557   Advanced Micro Devices+                          110,980          58,102
       5,216   Aetna Inc                                        456,950         344,908
       4,038   Ahmanson (H F) & Co                               83,072         101,960
       3,875   Air Products & Chemicals Inc                     190,601         212,156
      17,245   Airtouch Communications+                         473,894         474,238
         938   Alberto-Culver Co Class B                         28,233          38,810
       8,715   Albertson's Inc                                  273,786         369,298
       7,814   Alcan Aluminium Ltd                              215,791         245,164
       4,466   Alco Standard Corp                               178,064         194,829
       1,539   Alexander & Alexander Services                    30,843          24,239
       6,068   Allegheny Teledyne Inc+                           97,109         122,877
       2,271   Allergan Inc                                      65,949          88,285
       9,792   Allied Signal Inc                                418,943         604,656
      15,372   Allstate Corp                                    511,566         685,976
       6,511   Alltel Corp                                      197,478         183,936
       6,093   Aluminum Co of America                           278,450         378,528
       2,867   ALZA Corp+                                        70,898          78,484
       3,170   Amerada Hess Corp                                159,369         161,274
       4,135   Amdahl Corp+                                      35,573          41,092
       6,098   American Brands Inc                              239,871         247,731
       6,464   American Electric Power Inc                      236,491         268,256
      16,664   American Express Corp                            598,374         729,050
       7,186   American General Corp                            231,562         262,289
       2,564   American Greetings Corp Class A                   74,949          66,023
      21,929   American Home Products Corp                      881,024       1,299,293
      16,418   American International Group Inc               1,241,199       1,559,710
       5,148   American Stores Co                               138,516         211,712
      19,172   Ameritech Corp                                   905,204         989,755
       9,200   Amgen Inc+                                       361,336         535,900
       7,568   AMP Inc                                          278,666         289,476
      17,212   Amoco Corp                                     1,088,095       1,187,628
       2,061   Andrew Corp+                                      58,613          91,715
       8,722   Anheuser-Busch Inc                               504,019         660,692
       3,790   Aon Corp                                         206,618         191,395
       4,245   Apple Computer Inc                               138,571         102,941
       6,220   Applied Materials Inc+                           205,215         150,835
      18,902   Archer-Daniels-Midland Co                        313,025         335,503

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       3,693   Armco Inc+                                  $     22,547    $     16,157
       1,308   Armstrong World Industries Inc                    66,404          80,933
       1,422   ASARCO Inc                                        40,727          36,794
       2,163   Ashland Inc                                       75,865          80,301
       5,592   Atlantic Richfield Corp                          617,205         652,866
       1,604   Autodesk Inc                                      53,727          36,892
      10,005   Automatic Data Processing                        330,295         416,458
       1,818   Avery Dennison Corp                               73,065          92,945
       4,618   Avon Products Inc                                153,712         221,087
       4,913   Baker Hughes Inc                                 109,478         148,618
       1,039   Ball Corp                                         31,515          24,546
       1,658   Bally Entertainment Corp+                         17,434          45,181
       5,074   Baltimore Gas & Electric Co                      126,693         131,924
      15,641   Banc One Corp                                    472,157         600,223
       5,408   Bank of Boston Corp                              230,140         285,272
      13,524   Bank of New York Inc                             273,330         376,982
      12,624   BankAmerica Corp                                 697,515         978,360
       2,699   Bankers Trust N Y Corp                           175,392         209,847
       1,973   Bard (C R) Inc                                    57,427          61,163
      12,385   Barrick Gold Corp                                322,049         334,395
       3,261   Barnett Banks Inc                                158,023         214,003
       7,691   Battle Mountain Gold Co                           65,526          65,374
       1,973   Bausch & Lomb Inc                                 77,817          65,356
       9,364   Baxter International Inc                         316,839         417,869
       6,537   Bay Networks Inc+                                298,497         179,768
       4,390   Becton Dickinson & Co                            127,836         179,441
      15,105   Bell Atlantic Corp                               889,760         849,656
      34,342   BellSouth Corp                                 1,147,467       1,244,898
       1,808   Bemis Co Inc                                      48,610          54,014
       1,895   Beneficial Corp                                   82,109         106,831
       3,985   Bethlehem Steel Corp+                             67,440          40,846
       3,464   Beverly Enterprises                               44,424          35,506
       4,011   Biomet Inc+                                       59,644          62,672
       3,036   Black & Decker Corp                               85,992         119,922
       3,556   Block (H & R) Inc                                142,536          88,900
       5,451   Boatmen's Bancshares Inc                         201,170         290,266
      11,938   Boeing Co                                        712,712       1,080,389
       1,694   Boise Cascade Corp                                57,999          57,173
       6,179   Boston Scientific Corp+                          225,073         283,462
         968   Briggs & Stratton Corp                            36,226          42,108

              MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
      17,417   Bristol-Myers Squibb Co                     $  1,205,615    $  1,528,342
       2,412   Brown-Forman Corp Class B                         78,651          87,435
       7,354   Browning-Ferris Industries Inc                   232,173         187,527
       3,404   Brunswick Corp                                    71,191          71,910
       5,269   Burlington Northern Santa Fe                     338,108         421,520
       4,362   Burlington Resources Inc                         172,310         185,930
       2,670   CIGNA Corp                                       238,856         310,054
       5,037   CPC International Inc                            295,075         346,923
       7,359   CSX Corp                                         304,095         372,549
       8,533   CUC International Inc+                           270,819         293,322
       2,465   Cabletron Systems Inc+                           149,027         150,365
       1,373   Caliber System Inc                                63,107          23,856
       8,609   Campbell Soup Co                                 430,171         560,661
       5,219   Carolina Power & Light Co                        161,108         182,013
       2,497   Case Corp                                        114,603         113,614
       6,700   Caterpillar Inc                                  380,266         461,463
       1,024   Centex Corp                                       32,834          32,896
       7,203   Central & South West Corp                        187,452         189,979
       2,337   Ceridian Corp+                                    94,169          99,615
       3,277   Champion International Corp                      134,791         140,911
       3,510   Charming Shoppes Inc+                             23,753          23,473
      15,089   Chase Manhattan Bank                             733,313       1,122,244
      22,617   Chevron Corp                                   1,096,404       1,331,576
      25,820   Chrysler Corp+                                   655,159         752,008
       6,066   Chubb Corp                                       262,672         269,179
       1,414   Cincinnati Milacron Inc                           32,690          27,927
       5,461   Cinergy Corp                                     143,798         163,830
       3,335   Circuit City Stores Inc                           85,511         105,053
      22,166   Cisco Systems Inc+                               727,701       1,169,257
      16,852   Citicorp                                       1,045,718       1,402,929
       1,836   Clorox Co                                        120,759         171,896
       3,655   Coastal Corp                                     114,977         144,829
      86,308   Coca-Cola Co                                   2,602,539       4,315,400
       5,113   Colgate-Palmolive Co                             339,161         415,431
       1,923   Columbia Gas System Inc+                          65,791         108,169
      15,515   Columbia HCA Healthcare Corp                     724,060         874,658
       8,235   Comcast Corp Class A                             149,530         132,789
       3,994   Comerica Inc                                     154,232         194,708
       1,485   Community Psychiatric Centers+                    17,164          11,880
       9,270   Compaq Computer Corp+                            365,578         524,914

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
               Computer Associates International
      12,584   Inc+                                        $    384,835    $    660,660
       2,647   Computer Sciences Corp+                          160,739         185,290
       8,446   ConAgra Inc                                      305,651         355,788
       2,723   Conrail Inc                                      167,100         185,504
       8,147   Consolidated Edison Co                           244,800         212,840
       1,460   Consolidated Freightways                          35,172          33,580
       3,191   Consolidated Natural Gas Co                      132,057         173,511
       3,760   Cooper Industries Inc                            155,753         152,280
       2,932   Cooper Tire & Rubber Co                           75,010          57,174
       1,332   Coors (Adolph) Co Class B                         24,483          26,640
       7,617   CoreStates Financial Corp                        290,931         315,153
       8,000   Corning Inc                                      254,296         298,000
       1,032   Crane Co                                          34,427          41,280
       4,448   Crown Cork & Seal Co+                            199,367         207,944
       1,430   Cummins Engine Co Inc                             60,253          53,804
       3,243   Cyprus Amax Minerals                              88,496          68,914
       4,018   DSC Communications Corp+                         129,083         119,536
       5,038   DTE Energy Co                                    153,587         143,583
       3,490   Dana Corp                                         99,008         104,700
       5,564   Darden Restaurants Inc+                           61,590          44,512
       1,320   Data General Corp+                                15,151          14,850
       7,459   Dayton-Hudson Corp                               185,122         257,336
       5,801   Dean Witter Discover & Co                        261,848         290,050
       9,051   Deere & Co                                       269,262         359,777
       2,732   Delta Air Lines Inc                              195,314         193,631
       2,807   Deluxe Corp                                       85,179         107,368
       5,287   Digital Equipment Corp+                          234,793         204,210
               Dillard Department Stores Inc
       3,913   Class A                                          118,614         133,042
      23,475   Disney (Walt) Co                               1,476,534       1,338,075
       6,160   Dominion Resources Inc                           244,547         230,230
       5,290   Donnelley (R R) & Sons Co                        176,754         172,586
       3,928   Dover Corp                                       137,529         172,341
       8,619   Dow Chemical Co                                  621,485         687,365
       3,337   Dow Jones & Co Inc                               121,173         130,560
       6,314   Dresser Industries Inc                           146,807         183,106
      19,367   DuPont (E I) de Nemours                        1,280,649       1,590,515
       7,091   Duke Power Co                                    303,367         331,504
       5,884   Dun & Bradstreet Corp                            347,450         339,066
       1,720   EG & G Inc                                        30,429          32,250
       7,974   EMC Corp+                                        176,107         153,500

              MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
         637   Eastern Enterprises                         $     17,612    $     23,330
       2,703   Eastman Chemical Co                              154,346         151,030
      11,950   Eastman Kodak Co                                 685,863         866,375
       2,689   Eaton Corp                                       145,411         148,903
       2,126   Echlin Inc                                        72,651          64,843
       4,374   Echo Bay Mines Ltd                                50,740          43,467
       2,230   Ecolab Inc                                        54,675          67,736
      15,413   Edison International                             263,830         267,801
       7,764   Emerson Electric Co                              544,363         650,235
       4,990   Engelhard Corp                                    98,962         101,671
       8,651   Enron Corp                                       290,536         347,121
       2,369   Enserch Corp                                      36,373          47,676
       7,885   Entergy Corp                                     215,807         200,082
      42,959   Exxon Corp                                     2,991,191       3,495,789
       1,286   FMC Corp+                                         78,645          82,304
       6,322   FPL Group Inc                                    247,770         279,749
       1,955   Federal Express Corp+                            135,758         146,381
       6,166   Federal Home Loan Mortgage Corp                  409,706         544,920
      37,743   Federal National Mortgage Assoc                  921,247       1,170,033
       7,127   Federated Department Stores Inc+                 199,869         246,772
       3,574   Fifth Third Bancorp                              208,319         189,422
       4,837   First Bank System Inc                            257,211         310,777
      10,917   First Chicago NBD Corp                           356,027         465,337
       7,755   First Data Corp                                  505,096         604,890
       9,896   First Union Corp                                 460,596         632,107
       9,047   Fleet Financial Group Inc                        313,451         377,712
       1,134   Fleetwood Enterprises Inc                         25,489          31,469
       1,303   Fleming Co Inc                                    29,618          20,848
       2,900   Fluor Corp                                       155,424         185,600
      40,676   Ford Motor Co                                  1,227,438       1,362,646
       1,355   Foster Wheeler Corp                               51,756          58,434
               Freeport McMoRan Copper & Gold
       6,788   Inc
               Class B                                          190,971         199,398
       2,624   Fruit of the Loom Inc Class A+                    68,849          72,816
       4,132   GPU Inc                                          127,314         130,158
      33,722   GTE Corp                                       1,266,217       1,327,804
       4,830   Gannett Co Inc                                   276,505         323,610
      10,022   Gap Inc                                          197,504         350,770
       2,154   General Dynamics Corp                            107,266         138,125
      57,541   General Electric Co                            3,476,568       4,783,096

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       4,315   General Instrument Corp+                    $    118,177    $    118,123
       5,546   General Mills Inc                                288,123         305,030
      26,146   General Motors Corp                            1,272,449       1,300,764
       2,771   General Re Corp                                  369,848         401,449
       1,657   General Signal Corp                               57,801          66,487
       4,247   Genuine Parts Co                                 169,426         182,090
       3,168   Georgia-Pacific Corp                             229,645         235,620
       2,078   Giant Food Inc Class A                            53,332          69,873
       1,209   Giddings & Lewis Inc                              21,487          15,717
      15,373   Gillette Co                                      655,647         980,029
       2,071   Golden West Financial                             90,922         114,941
       1,782   Goodrich (B F) Co                                 49,467          66,825
       5,393   Goodyear Tire & Rubber Co                        221,289         246,056
       3,401   Grace (W R) & Co                                 179,200         223,191
       1,804   Grainger (W W) Inc                               112,389         121,770
       1,332   Great Atlantic & Pacific Tea Co                   31,178          35,631
       2,251   Great Lakes Chemical Corp                        151,612         129,433
       4,741   Great Western Financial Corp                      96,999         117,340
       4,743   Green Tree Financial Inc                         161,345         164,819
       4,195   HFS Inc                                          276,839         251,176
       3,964   Halliburton Co                                   156,985         208,606
       2,495   Harcourt General Inc                              96,844         119,448
         997   Harland (John H) Co                               22,163          25,050
       1,589   Harnischfeger Industries Inc                      46,835          59,985
       3,531   Harrah's Entertainment Inc+                       97,396          67,089
       1,378   Harris Corp                                       69,155          84,747
       3,041   Hasbro Inc                                       104,937         111,757
      12,796   Heinz (H J) Co                                   359,186         403,074
         905   Helmerich & Payne Inc                             26,052          35,748
       3,787   Hercules Inc                                     175,924         188,403
       2,701   Hershey Foods Corp                               155,115         235,325
      35,318   Hewlett Packard Co                             1,139,459       1,545,163
       1,691   Hilton Hotels Corp                               116,288         180,726
      16,508   Home Depot Inc                                   735,034         876,988
       5,062   Homestake Mining Co                               93,160          83,523
       4,432   Honeywell Inc                                    179,091         257,610
       3,406   Household International Inc                      170,078         269,926
       9,134   Houston Industries Inc                           191,947         198,665
       5,630   Humana Inc+                                      156,152         105,563
       4,049   ITT Hartford Group Inc+                          176,826         213,585

              MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       4,049   ITT Industries Inc                          $     83,373    $     92,621
       4,049   ITT Corp+                                        191,914         215,609
       4,146   Illinois Tool Works Inc                          211,118         286,592
       5,868   Inco Ltd                                         179,399         189,243
       3,729   Ingersoll-Rand Co                                133,660         159,415
       1,757   Inland Steel Industries Inc                       52,128          30,308
      28,377   Intel Corp                                     1,235,023       2,264,839
       1,612   Intergraph Corp+                                  21,534          14,710
               International Business Machines
      18,832   Corp                                           1,650,353       2,153,910
               International Flavors &
       3,800   Fragrances                                       178,589         163,400
      10,276   International Paper Co                           384,793         411,040
       2,708   Interpublic Group Cos Inc                        102,221         122,537
       2,959   James River Corp                                  69,757          76,934
       2,429   Jefferson-Pilot Corp                             100,594         124,790
      46,054   Johnson & Johnson                              1,598,418       2,268,160
       1,390   Johnson Controls Inc                              81,803          97,995
       1,360   Jostens Inc                                       27,504          25,330
      16,637   K Mart Corp                                      224,630         166,370
       1,081   Kaufman & Broad Home Corp                         17,115          13,242
       7,369   Kellogg Co                                       473,406         497,408
       1,762   Kerr-McGee Corp                                   93,361         101,095
       8,065   KeyCorp                                          259,493         323,608
       9,762   Kimberly-Clark Corp                              573,107         765,097
       1,312   King World Productions+                           52,040          46,248
       3,344   Knight-Ridder Inc                                 96,439         112,860
       4,288   Kroger Co+                                       127,617         181,704
       4,478   LSI Logic Corp+                                  152,221          97,956
      10,246   Laidlaw Inc Class B                               96,353          98,618
      19,084   Lilly (Eli) & Co                                 791,241       1,092,559
       9,349   Limited Inc                                      171,639         172,957
       3,547   Lincoln National Corp                            158,874         156,955
       2,579   Liz Claiborne Inc                                 55,554          89,620
       6,871   Lockheed Martin Corp                             412,559         578,023
       4,092   Loews Corp                                       261,336         305,877
         627   Longs Drug Stores Corp                            22,283          25,080
       1,192   Louisiana Land & Exploration Co                   49,360          67,795
       3,803   Louisiana-Pacific Corp                           113,686          82,715
       5,612   Lowe's Co Inc                                    187,518         202,734
         832   Luby's Cafeterias Inc                             18,489          19,656
       7,744   MBNA Corp                                        163,806         235,224

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
      23,901   MCI Communications                          $    575,017    $    600,513
       2,044   MGIC Investment Corp                             127,863         129,539
       2,583   Mallinckrodt Group Inc                            90,738         104,612
       2,195   Manor Care Inc                                    70,818          75,453
       2,506   Marsh & McLennan Companies Inc                   213,245         233,058
       4,461   Marriott International                           157,988         244,797
       5,503   Masco Corp                                       154,299         160,275
       9,563   Mattel Inc                                       193,794         252,224
       8,665   May Co Department Stores Co                      317,139         394,258
       3,584   Maytag Corp                                       64,371          72,128
       1,844   McDermott International Inc                       44,457          38,263
      24,238   McDonald's Corp                                  913,237       1,124,037
       7,624   McDonnell Douglas Corp                           227,347         382,153
       3,519   McGraw-Hill Inc                                  135,937         144,279
       1,861   Mead Corp                                         95,945         106,542
       8,102   Medtronic Inc                                    321,468         421,304
       4,788   Mellon Bank Corp                                 206,697         265,136
       3,672   Melville Corp                                    130,210         155,142
       1,292   Mercantile Stores Co Inc                          55,924          68,153
      42,439   Merck & Co Inc                                 2,064,777       2,785,059
         995   Meredith Corp                                     28,460          42,785
       5,967   Merrill Lynch & Co Inc                           284,395         365,479
      20,544   Microsoft Corp+                                1,556,485       2,516,640
       7,193   Micron Electronics Inc+                          231,529         163,641
       1,540   Millipore Corp                                    45,365          58,905
               Minnesota Mining & Manufacturing
      14,469   Co                                               802,567         994,744
      13,672   Mobil Corp                                     1,288,791       1,541,518
      20,415   Monsanto Co                                      403,002         655,832
       3,439   Moore Corp Ltd                                    66,095          60,183
       6,455   Morgan (J P) & Co Inc                            449,960         565,619
       5,323   Morgan Stanley Group                             262,992         254,173
       5,085   Morton International Inc                         159,583         188,781
      20,456   Motorola Inc                                   1,123,038       1,091,839
         293   NACCO Industries Inc Class A                      15,638          14,211
       2,290   Nalco Chemical Co                                 75,525          73,566
       7,682   National City Corp                               255,206         289,035
       4,686   National Semiconductor+                           85,337          86,105
       1,695   National Service Industries Inc                   49,880          64,410
      10,325   NationsBank                                      619,445         878,916
       2,620   Navistar International Corp+                      41,056          25,545

              MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       3,415   New York Times Co Class A                   $     87,060    $    106,719
       5,458   Newell Co                                        130,668         169,880
       3,462   Newmont Mining Corp                              161,149         183,053
       5,050   Niagara Mohawk Power Corp                         70,284          41,663
       1,698   NICOR Inc                                         44,581          53,275
       4,952   Nike Inc Class B                                 237,479         534,816
       4,398   NorAm Energy Corp                                 32,033          64,321
       2,809   Nordstrom Inc                                    114,017         109,551
       4,444   Norfolk Southern Corp                            313,189         370,519
       2,392   Northern States Power Co                         108,996         109,135
       8,922   Northern Telecom Ltd                             338,871         444,985
       1,947   Northrop Grumman Corp                            101,889         139,697
      12,633   Norwest Corp                                     377,201         475,317
      12,668   Novell Inc+                                      212,572         132,222
       3,075   Nucor Corp                                       176,305         143,756
      15,094   NYNEX Corp                                       670,092         650,929
      11,075   Occidental Petroleum Corp                        233,514         257,494
       5,298   Ohio Edison Co                                   112,453         111,258
         897   ONEOK Inc                                         17,402          24,555
      22,655   Oracle Systems Corp+                             541,894         798,589
       3,634   Oryx Energy Co+                                   51,801          63,595
         688   Outboard Marine Corp                              13,773          11,524
       1,741   Owens Corning Fiberglass Corp                     66,877          63,329
       7,684   PECO Energy Co                                   210,925         180,574
      11,740   PNC Bank Corp                                    343,702         366,875
       5,486   PP & L Resources Inc                             141,069         123,435
       6,567   PPG Industries Inc                               267,374         324,246
       1,361   PACCAR Inc                                        65,538          61,585
       2,859   Pacific Enterprises                               70,467          85,413
      14,433   Pacific Gas & Electric Co                        399,918         326,547
      14,787   Pacific Telesis Group                            451,752         478,729
      10,187   PacifiCorp                                       198,759         205,013
       3,959   Pall Corp                                         87,863          93,037
       5,166   Panenergy Corp                                   124,508         171,124
       2,524   Parker Hannifin Corp                              77,264          98,436
       7,792   Penney (J C) Co Inc                              372,839         412,002
       1,627   Pennzoil Co                                       75,825          86,841
       1,236   Peoples Energy Corp                               34,909          42,024
       2,181   Pep Boys-Manny Moe & Jack                         66,590          73,064
      54,190   Pepsico Inc                                    1,241,736       1,557,963

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       1,453   Perkin-Elmer Corp                           $     54,965    $     75,374
      17,602   Pharmacia and Upjohn Inc+                        652,127         739,284
      22,026   Pfizer Inc                                     1,080,972       1,563,846
       2,312   Phelps Dodge Corp                                135,526         139,876
      28,697   Philip Morris Co Inc                           2,035,718       2,575,556
       9,019   Phillips Petroleum Co                            304,793         365,270
       2,914   Pioneer Hi Bred International Inc                116,999         160,634
       5,128   Pitney Bowes Inc                                 206,383         247,426
       8,319   Placer Dome Inc                                  203,197         199,656
       1,583   Polaroid Corp                                     59,012          67,080
       1,000   Potlatch Corp                                     41,098          37,625
       5,398   Praxair Inc                                      155,896         221,993
       6,748   Price/Costco Inc+                                109,553         134,117
      23,735   Procter & Gamble Co                            1,666,459       2,109,448
       3,200   Providian Corp                                   120,769         132,400
       8,436   Public Services Enterprise Group                 244,490         228,827
         972   Pulte Corp                                        26,919          24,179
       4,644   Quaker Oats Co                                   154,816         152,672
       3,709   Ralston-Purina Group                             192,391         231,813
       1,533   Raychem Corp                                      72,642         105,202
       8,306   Raytheon Co                                      326,371         427,759
       2,244   Reebok International Ltd                          72,348          80,784
       1,940   Republic New York Corp                           114,219         128,283
       2,161   Reynolds Metals Co                               111,993         115,614
       2,927   Rite Aid Corp                                     74,390          93,298
       7,557   Rockwell International Corp                      338,055         392,964
       2,243   Rohm & Haas Co                                   137,952         140,188
       2,997   Rowan Co Inc+                                     26,656          46,079
      18,499   Royal Dutch Petroleum Co                       2,239,323       2,763,288
       5,212   Rubbermaid Inc                                   158,590         138,118
       1,357   Russell Corp                                      38,264          43,424
       1,899   Ryan's Family Steak House+                        15,005          15,904
       2,767   Ryder System Inc                                  66,784          78,514
      21,038   SBC Communication Inc                            982,481         980,897
       4,388   SAFECO Corp                                      132,356         145,353
       2,006   Safety-Kleen Corp                                 31,532          34,604
       2,802   St Jude Medical Inc+                              91,017         100,522
       2,873   St Paul Co Inc                                   142,791         148,678
       3,613   Salomon Inc                                      143,041         162,585
       3,131   Santa Fe Energy Resources Inc+                    29,985          36,789

              MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       4,579   Santa Fe Pacific Gold Corp                  $     66,610    $     59,527
      16,704   Sara Lee Corp                                    473,602         526,176
      12,742   Schering-Plough Corp                             547,721         711,959
       8,429   Schlumberger Ltd                                 535,255         711,197
       2,711   Scientific-Atlanta Inc                            50,283          36,599
       3,654   Seagate Technology Inc+                          192,733         175,392
      12,935   Seagram Co Ltd                                   416,844         428,472
      13,554   Sears Roebuck & Co                               447,034         596,376
       4,063   Service Corp International                       151,679         229,052
         850   Shared Medical System Corp                        38,793          46,431
       2,930   Sherwin Williams Co                              107,659         128,188
       1,422   Shoney's Inc+                                     17,560          12,976
       1,701   Sigma-Aldrich Corp                                73,084          89,728
       5,673   Silicon Graphics Inc+                            187,066         131,897
       1,438   Snap-On Inc                                       55,711          65,609
       2,936   Sonat Inc                                         92,103         129,551
      23,170   Southern Co                                      512,247         524,221
       4,959   Southwest Airlines Co                            119,252         113,437
         650   Springs Industries Inc Class A                    25,664          29,331
      15,097   Sprint Corp                                      508,717         613,316
       3,084   Stanley Works                                     68,793          84,810
       3,503   Stone Container Corp+                             60,410          48,604
       1,723   Stride Rite Corp                                  20,876          14,646
       2,529   Sun Co Inc                                        70,650          59,748
       6,292   Sun Microsystems Inc+                            157,835         342,128
       7,858   SunTrust Banks Inc                               220,593         301,551
       2,356   Super Value Inc                                   70,814          66,263
       6,296   Sysco Corp                                       179,689         202,259
       2,508   TJX Companies Inc                                 48,294          80,256
       2,274   TRW Inc                                          167,729         210,345
       4,127   Tandem Computers Inc+                             53,611          43,334
       2,125   Tandy Corp                                        93,780          93,766
       1,135   Tektronix Inc                                     44,843          43,981
      22,584   Tele-Communication Inc Class A+                  402,827         335,937
       3,061   Tellabs Inc+                                     143,673         193,991
       1,852   Temple-Inland Inc                                 85,993          91,443
       7,493   Tenet Healthcare Corp+                           133,910         157,353
       5,980   Tenneco Inc                                      290,048         297,505
       9,090   Texaco Inc                                       639,369         806,738
       6,517   Texas Instruments Inc                            301,524         304,670

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       7,847   Texas Utilities Co                          $    288,853    $    321,727
       2,873   Textron Inc                                      179,191         245,282
       1,402   Thomas & Betts Corp                               47,941          51,524
       5,776   3Com Corp+                                       260,920         270,028
      13,549   Time Warner Inc                                  530,374         452,198
       3,653   Times Mirror Co Class A                           89,438         158,449
       1,058   Timken Co                                         39,815          40,204
       2,442   Torchmark Corp                                   105,370         103,785
       9,429   Toys R Us Inc+                                   283,161         278,156
       2,342   Transamerica Corp                                145,156         159,549
      16,430   Travelers Inc                                    504,441         712,651
       2,156   Tribune Co                                       127,471         154,963
         961   Trinova Corp                                      30,298          30,151
       2,178   Tupperware Corp+                                  72,760          95,288
       5,237   Tyco International Inc                           150,635         221,263
       9,974   USX -- Marathon Group                            178,497         208,207
       7,023   UST Inc                                          214,100         210,690
       2,554   UNUM Corp                                        134,699         162,179
       3,999   USF & G Corp                                      60,667          64,484
       2,924   USX -- US Steel Group                            100,463          80,410
       5,566   Unilever NV                                      700,257         798,721
       7,461   Unicom Corp                                      206,499         171,603
       2,413   Union Camp Corp                                  118,713         117,031
       4,630   Union Carbide Corp                               152,074         200,248
       3,578   Union Electric Co                                136,431         133,728
       7,113   Union Pacific Corp                               424,880         518,360
       5,941   Unisys Corp+                                      53,613          34,903
       6,275   United Healthcare Corp                           324,245         242,372
       5,562   U.S. Bancorp                                     184,384         212,747
       2,231   USAir Group Inc+                                  23,356          39,879
       2,172   United States Surgical                            53,288          79,278
      16,381   U.S. West Inc                                    452,256         483,240
      16,381   U.S. West Media Group+                           294,185         296,906
       4,182   United Technologies Corp                         324,939         471,521
       8,528   Unocal Corp                                      246,987         292,084
       1,196   U.S. Life Corp                                    32,452          34,983
       2,193   VF Corp                                          110,688         128,839
       1,377   Varity Corp+                                      53,143          69,194
      12,822   Viacom Inc Class B+                              541,914         403,893
      17,141   WMX Technologies Inc                             482,930         542,084

              MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
       5,870   Wachovia Corp                               $    226,106    $    268,553
      79,355   Wal Mart Stores Inc                            1,888,762       2,102,908
       8,528   Walgreen Co                                      222,865         281,424
       9,404   Warner Lambert Co                                392,020         559,538
       3,336   Wells Fargo & Co                                 543,772         829,830
       4,427   Wendy's International Inc                         80,409          89,647
       1,825   Western Atlas Inc+                                86,032         110,869
      14,467   Westinghouse Electric Corp                       232,551         236,897
       3,540   Westvaco Corp                                     92,894         101,333
       6,828   Weyerhaeuser Co                                  289,868         304,700
       2,612   Whirlpool Corp                                   143,870         127,988
       3,667   Whitman Corp                                      70,564          82,049
       1,866   Willamette Industries Inc                        121,905         115,226
       3,594   Williams Co Inc                                  133,519         179,251
       5,297   Winn-Dixie Stores Inc                            155,718         182,084
       4,667   Woolworth Corp+                                   77,788          99,174
      13,442   WorldCom Inc+                                    307,492         282,282
       3,145   Worthington Industries Inc                        63,012          63,686
       4,050   Wrigley (Wm) Jr Co                               204,816         219,206
      11,236   Xerox Corp                                       428,616         616,576
         984   Yellow Corp+                                      17,035          13,161
                                                           ------------    ------------
               TOTAL COMMON STOCKS                         $142,802,491    $171,059,984

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
               U.S. TREASURY SECURITIES--58.91%
               U.S. TREASURY BONDS - 58.91%
 $13,600,000   U.S. Treasury Bonds             6.25%    08/15/23        $ 11,985,000
   8,800,000   U.S. Treasury Bonds             6.88     08/15/25           8,442,500
  16,750,000   U.S. Treasury Bonds             7.13     02/15/23          16,467,344
  10,300,000   U.S. Treasury Bonds             7.25     05/15/16          10,277,464
  13,200,000   U.S. Treasury Bonds             7.25     08/15/22          13,138,105
  17,750,000   U.S. Treasury Bonds             7.50     11/15/24          18,299,114
   2,250,000   U.S. Treasury Bonds             7.63     11/15/22           2,340,000
   3,400,000   U.S. Treasury Bonds             7.63     02/15/25           3,560,432
   5,400,000   U.S. Treasury Bonds             7.88     02/15/21           5,751,000
  20,800,000   U.S. Treasury Bonds             8.00     11/15/21          22,490,000
  14,100,000   U.S. Treasury Bonds             8.13     08/15/19          15,399,823
   5,350,000   U.S. Treasury Bonds             8.13     05/15/21           5,856,570
  18,600,000   U.S. Treasury Bonds             8.13     08/15/21          20,372,785
  12,300,000   U.S. Treasury Bonds             8.50     02/15/20          13,960,500
  21,300,000   U.S. Treasury Bonds             8.75     05/15/17          24,614,813
  21,200,000   U.S. Treasury Bonds             8.75     08/15/20          24,651,593
  14,200,000   U.S. Treasury Bonds             8.88     02/15/19          16,667,250
   5,700,000   U.S. Treasury Bonds             9.00     11/15/18           6,763,398
   7,300,000   U.S. Treasury Bonds             9.13     05/15/18           8,755,438
                                                                        ------------
               TOTAL U.S. TREASURY SECURITIES                           $249,793,127
               (Cost $254,594,601)

              MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            YIELD TO    MATURITY
 PRINCIPAL           SECURITY NAME          MATURITY      DATE             VALUE
               SHORT-TERM INSTRUMENTS--0.52%
               U.S. TREASURY BILLS--0.52%
   $ 251,000   U.S. Treasury Bills             5.14%*   10/24/96        $    249,204
      19,000   U.S. Treasury Bills             5.20*    11/07/96              18,827
   1,923,000   U.S. Treasury Bills             5.22*    11/14/96           1,903,576
      40,000   U.S. Treasury Bills             5.22*    11/21/96              39,555
                                                                        ------------
               TOTAL U.S. TREASURY SECURITIES                           $  2,211,162
               (Cost $2,210,738)
               TOTAL INVESTMENT IN SECURITIES
               (Cost $399,607,830)** (Notes 1
               and 3)                              99.78%         $423,064,273
               Other Assets and Liabilities,
               Net                                  0.22               945,335
                                                 -------          ------------
               TOTAL NET ASSETS                   100.00%         $424,009,608
                                                 =======          ============

------------------------------------------------------------------------------

 + Non-income earning securities.
 * Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

              Gross Unrealized Appreciation     $ 36,436,432
              Gross Unrealized Depreciation      (12,979,989)
                                                ------------
              NET UNREALIZED APPRECIATION       $ 23,456,443
                                                ============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
              CORPORATE BONDS & NOTES-24.98%
              BANK & FINANCE - 6.83%
$ 1,000,000   Associates Corp of North
              America                          7.25%    05/15/98        $  1,011,182
    500,000   BankAmerica Corp                 7.20     04/15/06             485,137
    750,000   Chrysler Financial Corp          5.38     10/15/98             730,564
  1,500,000   CIT Group Holdings               6.63     06/15/05           1,419,723
  1,000,000   Commercial Credit Corp           8.70     06/15/10           1,099,968
    500,000   First Union Corp                 6.63     07/15/05             467,756
    500,000   General Electric Capital
              Corp                             8.75     05/21/07             548,557
  1,500,000   Household Finance Corp           6.70     06/15/02           1,459,788
  1,000,000   KFW International Finance        7.63     02/15/04           1,020,067
    500,000   Lehman Brothers Inc              9.88     10/15/00             539,265
    500,000   NationsBank Corp                 6.88     02/15/05             478,290
  1,510,000   Travelers/Aetna Property &
              Casualty                         6.75     04/15/01           1,485,185
                                                                        ------------
                                                                        $ 10,745,480
              INDUSTRIALS - 9.00%
$   500,000   Anheuser Busch Co                8.75%    12/01/99        $    525,192
    500,000   Archer-Daniels-Midland Co        8.38     04/15/17             533,490
    350,000   Browning-Ferris                  7.88     03/15/05             359,741
    500,000   Caterpillar Inc                  8.00     02/15/23             508,459
    500,000   Disney (Walt) Co                 6.75     03/30/06             475,796
    500,000   Dow Chemical Co                  8.63     04/01/06             536,090
    500,000   DuPont (El) De Nemours           6.00     12/01/01             475,673
  1,000,000   Eastman Chemicals Co             6.38     01/15/04             941,514
  1,000,000   Eli Lilly & Co                   7.13     06/01/25             934,048
    500,000   Ford Capital BV                  9.00     08/15/98             520,952
    500,000   Ford Motor Co                    8.88     04/01/06             542,087
    750,000   Ford Motor Credit Corp           7.75     10/01/99             767,077
    750,000   General Motors Corp              8.13     04/15/16             731,332
    500,000   Hertz Corp                       6.38     10/15/05             461,861
    500,000   Hertz Corp                       6.50     04/01/00             490,900
    500,000   International Business
              Machines                         6.38     06/15/00             490,451
  1,000,000   International Paper Co           9.40     06/01/02           1,098,462
    500,000   McDonald's Corp                  6.75     02/15/03             489,383
  2,000,000   News America Holdings            8.50     02/15/05           2,083,632
    500,000   Philip Morris Co                 7.13     10/01/04             482,206
    750,000   Weyerhaeuser Co                  7.50     03/01/13             727,286
                                                                        ------------
                                                                        $ 14,175,629

                 MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
              CORPORATE BONDS & NOTES (CONTINUED)
              INTERNATIONAL AGENCIES - 0.29%
$   500,000   International Bank of
              Reconstruction &
              Development                      5.25%    09/16/03        $    453,523
              TELECOMMUNICATIONS - 2.03%
$ 1,000,000   Bell Telephone Co of
              Pennsylvania                     8.75%    08/15/31        $  1,112,261
    750,000   GTE North Inc                    6.00     01/15/04             689,200
    500,000   Michigan Bell Telephone          6.38     02/01/05             471,458
    500,000   New York Telephone Co            5.88     09/01/03             462,112
    500,000   Southwestern Bell Telephone
              Co                               6.75     06/01/08             464,260
                                                                        ------------
                                                                        $  3,199,289
              UTILITIES - 3.09%
$   500,000   Alabama Power Co                 8.50%    05/01/22        $    506,228
    500,000   Hydro-Quebec                     8.50     12/01/29             523,220
    500,000   Pacific Gas & Electric           8.80     05/01/24             540,650
    500,000   Pennsylvania Power & Light
              Co                               7.75     05/01/02             505,934
    750,000   Philadelphia Electric Co         8.75     04/01/22             753,229
    500,000   Public Service Electric &
              Gas Co                           6.13     08/01/02             469,319
    495,000   Public Service Electric &
              Gas Co                           8.75     11/01/21             530,733
    500,000   Victoria (Province of)
              Public Authority                 8.45     10/01/01             530,030
    500,000   Virginia Electric & Power
              Co                               7.38     07/01/02             501,855
                                                                        ------------
                                                                        $  4,861,195
              YANKEE BONDS - 3.74%
$   500,000   African Development Bank         7.75%    12/15/01        $    514,017
  1,000,000   Dresdner Bank AG                 6.63     09/15/05             943,138
    500,000   Finland (Republic of)            7.88     07/28/04             518,484
    500,000   Hanson Overseas BV               7.38     01/15/03             497,810
    500,000   Ireland (Republic of)            7.13     07/15/02             496,994
    500,000   Italy (Republic of)              6.00     09/27/03             466,947
    500,000   Matsushita Electric
              Industry Co                      7.25     08/01/02             502,088
    750,000   Ontario (Province of)            7.63     06/22/04             766,079
    750,000   Sweden (Kingdom of)              6.50     03/04/03             722,756
    500,000   Swiss Bank Corp                  7.00     10/15/15             459,119
                                                                        ------------
                                                                        $  5,887,431
              TOTAL CORPORATE BONDS & NOTES                             $ 39,322,547
              (Cost $39,623,863)

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
              U.S. GOVERNMENT AGENCY SECURITIES--9.20%
              FEDERAL AGENCY - OTHER - 2.27%
$   300,000   Resolution Funding Corp          8.88%    04/15/30        $    351,124
    500,000   Resolution Funding Corp          9.38     10/15/20             610,628
  1,000,000   Tennessee Valley Authority       6.13     07/15/03             952,164
    200,000   Tennessee Valley Authority       7.75     12/15/22             198,147
    100,000   Tennessee Valley Authority       8.25     04/15/42             103,854
  1,000,000   Tennessee Valley Authority       8.38     10/01/99           1,041,719
    300,000   Tennessee Valley Authority       8.63     11/15/29             313,770
                                                                        ------------
                                                                        $  3,571,405
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.93%
$   300,000   Federal National Mortgage
              Assoc                            5.25%    05/13/98        $    293,622
    400,000   Federal National Mortgage
              Assoc                            5.30     12/10/98             389,215
    505,000   Federal National Mortgage
              Assoc                            6.14     11/25/05             467,983
  1,500,000   Federal National Mortgage
              Assoc                            6.33     08/11/00           1,471,829
  1,000,000   Federal National Mortgage
              Assoc                            6.35     06/10/05             945,099
  2,000,000   Federal National Mortgage
              Assoc                            6.40     03/25/03           1,895,872
  1,500,000   Federal National Mortgage
              Assoc                            6.77     01/19/06           1,428,929
  1,000,000   Federal National Mortgage
              Assoc                            6.95     09/10/02             969,817
    500,000   Federal National Mortgage
              Assoc                            7.55     04/22/02             510,688
    200,000   Federal National Mortgage
              Assoc                            7.55     06/10/04             198,100
    500,000   Federal National Mortgage
              Assoc                            7.90     04/10/02             498,655
  1,000,000   Federal National Mortgage
              Assoc                            8.11*    07/15/14             262,537
  1,000,000   Federal National Mortgage
              Assoc                            8.25     12/18/00           1,047,924
    500,000   Federal National Mortgage
              Assoc                            8.90     06/12/00             533,588
                                                                        ------------
                                                                        $ 10,913,857
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                   $ 14,485,262
              (Cost $14,667,505)
              U.S. TREASURY SECURITIES--64.36%
              U.S. TREASURY BONDS - 15.39%
$ 1,800,000   U.S. Treasury Bonds              6.25%    05/31/00        $  1,775,810
  1,700,000   U.S. Treasury Bonds              6.88     08/15/25           1,630,938
  1,000,000   U.S. Treasury Bonds              7.25     08/15/22             995,311
  3,000,000   U.S. Treasury Bonds              7.50     11/15/16           3,068,433
    700,000   U.S. Treasury Bonds              7.63     11/15/22             728,000
  1,400,000   U.S. Treasury Bonds              7.63     02/15/25           1,466,060
  1,700,000   U.S. Treasury Bonds              7.88     02/15/21           1,810,500

                 MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
              U.S. TREASURY SECURITIES (CONTINUED)
$ 2,450,000   U.S. Treasury Bonds              8.13%    08/15/19        $  2,675,856
  1,000,000   U.S. Treasury Bonds              8.13     08/15/21           1,095,311
    375,000   U.S. Treasury Bonds              8.75     11/15/08             410,273
  1,900,000   U.S. Treasury Bonds              8.75     08/15/20           2,209,341
    500,000   U.S. Treasury Bonds              9.13     05/15/09             560,468
    250,000   U.S. Treasury Bonds             10.63     08/15/15             336,797
  1,290,000   U.S. Treasury Bonds             11.13     08/15/03           1,588,313
  2,600,000   U.S. Treasury Bonds             12.00     08/15/13           3,598,559
    190,000   U.S. Treasury Bonds             13.88     05/15/11             279,953
                                                                        ------------
                                                                        $ 24,229,921
              U.S. TREASURY NOTES - 48.97%
$ 2,000,000   U.S. Treasury Notes              4.75%    09/30/98        $  1,938,122
  2,500,000   U.S. Treasury Notes              4.75     10/31/98           2,417,188
    500,000   U.S. Treasury Notes              5.00     01/31/99             484,063
  2,300,000   U.S. Treasury Notes              5.00     02/15/99           2,225,250
  3,000,000   U.S. Treasury Notes              5.13     02/28/98           2,953,125
    850,000   U.S. Treasury Notes              5.38     11/30/97             842,563
    850,000   U.S. Treasury Notes              5.50     11/15/98             833,796
    600,000   U.S. Treasury Notes              5.63     11/30/00             576,187
  1,100,000   U.S. Treasury Notes              5.75     08/15/03           1,033,313
  3,600,000   U.S. Treasury Notes              5.88     08/15/98           3,567,370
  2,750,000   U.S. Treasury Notes              5.88     02/15/04           2,589,293
  3,900,000   U.S. Treasury Notes              5.88     11/15/05           3,623,338
  4,700,000   U.S. Treasury Notes              6.00     08/31/97           4,701,462
  3,000,000   U.S. Treasury Notes              6.00     12/31/97           2,994,375
  1,000,000   U.S. Treasury Notes              6.00     10/15/99             985,936
  2,400,000   U.S. Treasury Notes              6.25     08/31/00           2,362,500
  6,000,000   U.S. Treasury Notes              6.25     02/15/03           5,823,750
  2,950,000   U.S. Treasury Notes              6.38     01/15/99           2,947,230
  4,100,000   U.S. Treasury Notes              6.38     08/15/02           4,018,000
  1,000,000   U.S. Treasury Notes              6.50     08/15/97           1,005,311
  2,000,000   U.S. Treasury Notes              6.50     05/15/05           1,944,372
  1,500,000   U.S. Treasury Notes              6.50     08/15/05           1,457,342
  1,200,000   U.S. Treasury Notes              6.88     08/31/99           1,210,873
    400,000   U.S. Treasury Notes              7.13     09/30/99             406,250
  1,000,000   U.S. Treasury Notes              7.13     02/29/00           1,015,625
  2,100,000   U.S. Treasury Notes              7.25     02/15/98           2,128,875
    800,000   U.S. Treasury Notes              7.25     08/15/04             816,500
  1,800,000   U.S. Treasury Notes              7.38     11/15/97           1,825,875

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER

PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
              U.S. TREASURY SECURITIES (CONTINUED)
$ 3,700,000   U.S. Treasury Notes              7.50%    11/15/01        $  3,821,401
  2,000,000   U.S. Treasury Notes              7.50     02/15/05           2,071,872
  1,400,000   U.S. Treasury Notes              7.75     11/30/99           1,446,810
  1,400,000   U.S. Treasury Notes              8.00     05/15/01           1,470,875
  3,400,000   U.S. Treasury Notes              8.75     08/15/00           3,640,125
  2,200,000   U.S. Treasury Notes              9.00     05/15/98           2,294,875
  3,400,000   U.S. Treasury Notes              9.13     05/15/99           3,615,682
                                                                        ------------
                                                                        $ 77,089,520
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                   $101,319,441
              (Cost $103,524,678)
              SHORT-TERM INSTRUMENTS--0.61%
              U.S. TREASURY BILLS - 0.61%
$    12,000   U.S. Treasury Bills              5.22%*   11/21/96        $     11,866
    373,000   U.S. Treasury Bills              5.22*    11/14/96             369,232
    574,000   U.S. Treasury Bills              5.20*    11/07/96             568,777
     12,000   U.S. Treasury Bills              5.14*    10/24/96              11,914
                                                                        ------------
              TOTAL SHORT-TERM INSTRUMENTS                              $    961,789
              (Cost $961,555)
              TOTAL INVESTMENT IN SECURITIES
               (Cost $158,777,601)** (Notes 1
               and 3)                              99.15%         $156,089,039
               Other Assets and Liabilities,
               Net                                  0.85             1,341,251
                                                 -------          ------------
               TOTAL NET ASSETS                   100.00%         $157,430,290
                                                 =======          ============

------------------------------------------------------------------------------

 * Yield to Maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

              Gross Unrealized Appreciation      $ 1,227,439
              Gross Unrealized Depreciation       (3,916,001)
                                                 -----------
              NET UNREALIZED DEPRECIATION        $(2,688,562)
                                                 ===========

The accompanying notes are an integral part of these financial statements.

                 MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MANAGED SERIES INVESTMENT TRUST--GROWTH

STOCK MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS-91.91%
               ADVERTISING - 1.87%
     110,000   HA-LO Industries Inc+                       $  1,390,000    $  2,750,000
      33,000   Outdoor Systems Inc+                           1,169,375       1,394,250
                                                           ------------    ------------
                                                           $  2,559,375    $  4,144,250
               BASIC INDUSTRIES - 1.41%
      70,000   Gibraltar Steel Corp+                       $  1,309,688    $  1,391,250
      62,000   Olympic Steel Inc+                             1,367,877       1,519,000
     155,000   Quadrax Corp+                                    359,506         232,500
                                                           ------------    ------------
                                                           $  3,037,071    $  3,142,750
               BIOTECHNOLOGY - 2.43%
      68,000   Cardiovascular Dynamics Inc+                $    816,209    $  1,020,000
      76,500   General Surgical Innovations Inc+              1,100,688         765,000
      65,000   Genzyme Corp - Tissue Repair+                  1,061,772         528,125
      28,000   Innovasive Devices Inc+                          354,500         287,000
      70,000   Liposome Co Inc+                                 981,407       1,058,750
      40,000   Neurex Corp+                                     576,250         732,500
     100,000   Palomar Medical Tech Inc+                      1,214,281       1,000,000
                                                           ------------    ------------
                                                           $  6,105,107    $  5,391,375
               COMMERCIAL SERVICES - 1.71%
      70,000   AMRE Inc+                                   $  1,081,713    $  1,163,750
      50,000   Career Horizons Inc+                           1,113,135       1,743,750
      90,000   Stericycle Inc+                                  827,500         877,500
      45,000   Work Recovery Inc+                               169,102          11,250
                                                           ------------    ------------
                                                           $  3,191,450    $  3,796,250
               COMPUTER SOFTWARE - 14.89%
      25,000   Claremont Technology Group Inc+             $    634,075    $    693,750
      58,000   E*Trade Group Inc+                               624,310         609,000
      57,680   First Data Corp+                               3,737,221       4,499,040
     100,000   IKOS Systems Inc+                              1,407,587       1,700,000
      40,000   Imnet Systems Inc+                               565,000         755,000
      72,500   Inference Corp Class A+                        1,555,146       1,132,813
      40,000   Integrated Systems Inc+                        1,457,500       1,330,000
      60,000   LifeRate Systems Inc+                            484,792         307,500
      35,000   Microsoft Corp+                                2,851,750       4,287,500

MANAGED SERIES INVESTMENT TRUST--GROWTH

STOCK MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
      45,000   NETCOM On-Line Communication
               Services Inc+                               $  1,242,876    $    877,500
     102,500   Oracle Systems Corp+                           2,924,341       3,613,125
      70,000   Optika Imaging Systems Inc+                      408,459         498,750
      67,000   Premenos Tech Corp+                            1,270,896         904,500
      99,062   Pure Atria Corp+                               3,274,188       3,046,142
      85,000   Summit Medical System Inc+                     1,800,313       1,445,000
      30,000   Transition Systems Inc+                          705,000         678,750
      50,000   Versant Object Technology Corp+                  495,000         825,000
      28,000   Visio Corp+                                    1,025,250       1,008,000
      80,500   Workgroup Technology Corp+                     1,288,180       1,348,374
      55,000   Xylan Corp+                                    2,383,670       2,323,750
      60,000   Technomax Technologies Limited+                1,184,373       1,192,500
                                                           ------------    ------------
                                                           $ 31,319,927    $ 33,075,994
               COMPUTER SYSTEMS - 8.94%
     110,000   Adaptec Inc+                                $  3,530,481    $  5,486,250
     115,000   Cisco Systems Inc+                             3,109,563       6,066,250
     230,000   Komag Inc+                                     5,257,799       4,887,500
     130,000   Silicon Storage Technology Inc+                1,876,740         958,750
      66,000   Solectron Corp+                                2,145,192       2,466,750
                                                           ------------    ------------
                                                           $ 15,919,775    $ 19,865,500
               ELECTRICAL EQUIPMENT - 3.50%
      28,000   Affinity Technology Group+                  $    426,500    $    301,000
      15,000   BMC Industries Inc                               447,825         450,000
      95,000   Interlink Electronics Inc+                       494,375         552,188
      30,000   Irvine Sensors Corp+                             174,807          99,375
      90,000   Macromedia Inc+                                2,936,832       2,036,250
      91,500   Power (R F) Products Inc+                        547,129         285,937
      77,000   U.S. Robotics Corp+                            5,204,203       4,042,500
                                                           ------------    ------------
                                                           $ 10,231,671    $  7,767,250
               ENERGY & RELEATED - 6.19%
      30,000   Anadarko Petroleum Corp                     $  1,395,765    $  1,582,500
      30,000   Ashland Inc                                    1,251,570       1,113,750
      50,000   Comstock Resources Inc+                          459,400         525,000
      60,000   Digicon Inc+                                     637,746         750,000
      75,000   Ensco International Inc+                       1,773,803       2,193,750

              MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER
                           PORTFOLIO--AUGUST 31, 1996

MANAGED SERIES INVESTMENT TRUST--GROWTH

STOCK MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
     118,000   Global Industries Ltd+                      $    799,400    $  1,563,500
      21,300   KCS Energy                                       409,824         670,950
      30,000   Kelley Oil & Gas Corp+                            73,125          80,625
      30,000   Parker Drilling Co+                              172,500         210,000
      40,000   Reading & Bates Corp+                            968,200         980,000
      50,000   Sonat Offshore Drilling Co                     2,239,886       2,731,250
      57,600   J Ray McDermott SA+                            1,250,375       1,339,200
                                                           ------------    ------------
                                                           $ 11,431,594    $ 13,740,525
               ENTERTAINMENT & LEISURE - 5.45%
      55,000   Circus Circus Entertainment Inc+            $  2,173,778    $  1,870,000
      50,000   Family Golf Centers Inc+                         750,000       1,481,250
      38,000   HFS Inc+                                       2,259,788       2,275,250
      80,000   Mikohn Gaming Corp+                              731,975         780,000
      80,000   Mirage Resorts Inc+                            1,009,490       1,860,000
      58,000   Platinum Entertainment Inc+                      760,625         870,000
      80,000   Regal Cinemas Inc+                             3,750,055       2,980,000
                                                           ------------    ------------
                                                           $ 11,435,711    $ 12,116,500
               ENVIRONMENTAL CONTROL - 2.19%
      70,000   Allied Waste Industries Inc+                $    693,375    $    560,000
     105,000   Molten Metal Technology Inc+                   2,103,666       3,202,500
      40,000   U.S.A. Waste Services Inc+                       787,290       1,100,000
                                                           ------------    ------------
                                                           $  3,584,331    $  4,862,500
               FINANCE & RELATED - 7.10%
     135,000   Capital One Financial Corp                  $  3,751,047    $  4,066,875
      50,000   Dignity Partners Inc+                            652,084         173,438
     183,500   Envoy Corp (New)+                              1,776,867       6,078,437
      80,000   Medallion Financial Corp+                      1,032,445       1,030,000
      20,000   NHP Inc+                                         252,500         380,000
      53,400   RISCORP Inc Class A+                           1,105,850         734,250
      45,000   Student Loan Marketing Assoc                   3,581,135       3,313,125
                                                           ------------    ------------
                                                           $ 12,151,928    $ 15,776,125

MANAGED SERIES INVESTMENT TRUST--GROWTH

STOCK MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
               FOOD & RELATED - 1.65%
      63,800   NuCo2 Inc+                                  $    944,367    $  1,658,800
      60,000   Whole Foods Market Inc+                          783,040       2,010,000
                                                           ------------    ------------
                                                           $  1,727,407    $  3,668,800
               HEALTHCARE - 6.94%
     127,500   Genesis Health Ventures Inc+                $  2,388,165    $  3,251,250
     145,000   Healthsouth Corp+                              3,133,393       4,694,375
     155,000   Renal Treatment Centers+                       2,112,788       5,056,875
      80,000   Vivra Inc+                                     2,414,630       2,410,000
                                                           ------------    ------------
                                                           $ 10,048,976    $ 15,412,500
               HOSPITAL & MEDICAL SUPPLIES - 2.78%
      80,000   Bioject Medical Technologies+               $    306,665    $     87,500
     160,000   Endosonics Corp+                               1,849,156       2,300,000
      65,000   Life Med Sciences Inc+                           540,000         515,938
      35,000   NeoPath Inc+                                     827,186         844,375
      88,500   Ultrafem Inc+                                  1,274,844       1,991,250
      33,500   Urologix Inc+                                    507,566         443,875
                                                           ------------    ------------
                                                           $  5,305,417    $  6,182,938
               MANUFACTURING PROCESSING - 0.73%
      40,000   Intertape Polymer Group Inc                 $    624,025    $    830,000
      32,300   Lydall Inc+                                      524,374         799,425
                                                           ------------    ------------
                                                           $  1,148,399    $  1,629,425
               MATERIAL MANUFACTURING - 0.42%
      67,000   Landec Corp+                                $    969,850    $    938,000
               PHARMACEUTICALS - 2.80%
      70,000   Anesta Corp+                                $  1,013,562    $    813,750
      76,000   Aronex Pharmaceuticals Inc+                      932,999         608,000
     140,000   Genzyme Corp -- General Division+              3,690,313       3,342,500
      90,000   Matrix Pharmaceuticals Inc+                    1,914,665       1,136,250
     100,000   Seragen Inc+                                     643,332         325,000
                                                           ------------    ------------
                                                           $  8,194,871    $  6,225,500

              MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER
                           PORTFOLIO--AUGUST 31, 1996

MANAGED SERIES INVESTMENT TRUST--GROWTH

STOCK MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
               PUBLISHING & MEDIA - 0.20%
      25,000   Mecklermedia Corp+                          $    448,750    $    437,500
               RETAIL & RELATED - 2.31%
      60,000   Corporate Express Inc+                      $  1,461,875    $  2,250,000
      30,000   Deckers Outdoor Corp+                            236,250         262,500
      25,000   Mail Boxes Etc+                                  506,930         500,000
      38,000   North Face Inc+                                  740,784         931,000
      30,000   Reebok International Ltd                         999,840       1,080,000
      13,900   Spiegel Inc Class A+                             150,004         116,195
                                                           ------------    ------------
                                                           $  4,095,683    $  5,139,695
               SEMICONDUCTORS - 3.00%
      31,000   Intel Corp                                  $  1,223,000    $  2,474,188
      20,000   LSI Logic Corp+                                  488,475         437,500
      65,000   MEMC Electronic Materials Inc+                 2,811,645       2,291,250
     100,000   OnTrak Systems Inc+                            2,087,209       1,462,500
                                                           ------------    ------------
                                                           $  6,610,329    $  6,665,438
               TELECOMMUNICATIONS - 12.50%
     100,000   Accom Inc+                                  $    804,141    $    200,000
      25,000   Andrew Corp+                                   1,111,375       1,112,500
      10,000   Ascend Communications Inc+                       512,500         523,750
      57,000   Cascade Communications Corp+                   2,055,938       3,883,125
               Charter Communication
      40,000   International Inc+                               313,200         230,000
     115,000   ECI Telecommunications Ltd                     2,930,626       2,371,875
      70,000   EIS International Inc+                         1,694,109       1,146,250
     149,000   Farallon Communications+                       2,108,720       1,676,250
      20,000   Intermedia Communications Inc+                   520,000         620,000
     197,632   LCI International Inc+                         2,212,214       6,991,217
      80,000   Medaphis Corp+                                 3,300,082       1,010,000
      70,000   NEXTEL Communications Class A+                 1,433,641       1,146,250
      95,000   PanAmSat Corp+                                 1,507,156       2,636,250
      40,000   Qualcomm Inc+                                  2,048,125       1,735,000

MANAGED SERIES INVESTMENT TRUST--GROWTH

STOCK MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                         COST           VALUE
               COMMON STOCKS (CONTINUED)
      45,000   TresCom International Inc+                  $    647,500    $    528,750
      22,000   Whittman Hart Inc+                               627,000         786,500
      60,000   Winstar Communications Inc+                    1,753,500       1,162,500
                                                           ------------    ------------
                                                           $ 25,579,827    $ 27,760,217
               TRANSPORTATION - 2.90%
      62,500   Atlas Air Inc+                              $  3,202,203    $  2,812,500
      20,000   Greenbrier Companies Inc                         335,638         230,000
      77,500   Landair Services Inc+                          1,403,448         871,875
      70,000   Southwest Airlines Co                          1,769,152       1,601,250
      39,200   Trico Marine Services Inc+                       895,291         921,200
                                                           ------------    ------------
                                                           $  7,605,732    $  6,436,825
               TOTAL COMMON STOCKS                         $182,703,181    $204,175,857
               CLOSED-END MUTUAL FUNDS-0.17%
               Emerging Markets Infrastructure
      15,000   Fund                                        $    151,875    $    159,375
               Morgan Stanley India Investment
      25,000   Fund                                             345,910         228,125
                                                           ------------    ------------
               TOTAL CLOSED-END MUTUAL FUNDS               $    497,785    $    387,500
               WARRANTS-2.04%
     105,000   Intel Corp expires 03/14/1998               $  1,207,188    $  4,396,875
       5,000   Interlink Electronics Inc expires
               06/07/1996                                            --             156
     110,000   Viacom Inc Class E expires
               07/07/1999                                       815,438         123,750
                                                           ------------    ------------
               TOTAL WARRANTS                              $  2,022,626    $  4,520,781

              MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER
                           PORTFOLIO--AUGUST 31, 1996

MANAGED SERIES INVESTMENT TRUST--GROWTH

STOCK MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                            INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME            RATE        DATE             VALUE
               CONVERTIBLE CORPORATE BONDS-0.74%
   $ 500,000   Alfa S A de C V                 8.00%    10/15/00        $    522,500
     500,000   First Financial Management
               Corp                            5.00     12/15/99             906,250
     227,200   Oryx Energy Co                  7.50     05/15/14             203,344
                                                                        ------------
               TOTAL CONVERTIBLE CORPORATE BONDS                        $  1,632,094
               (Cost $1,176,569)
               SHORT-TERM INSTRUMENTS-5.42%
               U.S. TREASURY BILLS - 3.55%
  $8,000,000   U.S. Treasury Bill              5.26%*   12/19/96        $  7,878,240
               REPURCHASE AGREEMENTS - 1.87%
  $4,167,000   Goldman Sachs Pooled
               Repurchase Agreement -
               102% Collateralized by
               U.S. Government Securities      5.20%    09/03/96        $  4,167,000
                                                                        ------------
               TOTAL SHORT-TERM INSTRUMENTS                             $ 12,045,240
               (Cost $12,045,647)
               TOTAL INVESTMENT IN SECURITIES
               (Cost $198,445,808)** (Notes 1
               and 3)                             100.28%         $222,761,472
               Other Assets and Liabilities,
               Net                                 (0.28)             (613,427)
                                                 -------          ------------
               TOTAL NET ASSETS                   100.00%         $222,148,045
                                                 =======          ============

------------------------------------------------------------------------------

 + Non-income earning securities.
 * Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

              Gross Unrealized Appreciation     $ 48,424,603
              Gross Unrealized Depreciation      (24,108,939)
                                                ------------
              NET UNREALIZED APPRECIATION       $ 24,315,664
                                                ============

The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                                  22.52%                       47.24%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                   3.55%                       14.51%
AT & T Corp                              2,745   $    144,113        12,451   $    653,678
Abbott Laboratories                      1,261         56,773         6,046        272,694
Airtouch Communications+                   938         25,795         3,801        104,528
Albertson's Inc                            344         14,577         2,000         84,750
Alco Standard Corp                          88          3,839         1,030         44,934
Allergan Inc                                62          2,410           507         19,710
ALZA Corp+                                 118          3,230           587         16,069
American Home Products Corp                988         58,539         4,938        292,577
American International Group Inc           809         76,855         3,673        348,935
Ameritech Corp                             883         45,585         4,300        221,988
Amgen Inc+                                 516         30,057         2,096        122,092
Andrew Corp+                                 4            178           415         18,468
Anheuser-Busch Inc                         366         27,725         1,944        147,258
Armco Inc+                                 207            906           975          4,266
Autodesk Inc                                84          1,932           330          7,590
Automatic Data Processing                  346         14,402         2,274         94,655
Avery Dennison Corp                         48          2,454           395         20,194
Avon Products Inc                          154          7,373         1,090         52,184
Bally Entertainment Corp+                  107          2,916           404         11,009
Barrick Gold Corp                          507         13,689         2,870         77,490
Bay Networks Inc+                          343          9,433         1,480         40,700
Becton Dickinson & Co                      354         14,470           896         36,624
Block (H & R) Inc                          161          4,025           752         18,800
Boston Scientific Corp+                    343         15,735         1,376         63,124
Bristol-Myers Squibb Co                    871         76,430         3,882        340,646
CPC International Inc                      187         12,880         1,076         74,110
CUC International Inc+                     210          7,219         1,955         67,203
Cabletron Systems Inc+                      50          3,050           510         31,110
Campbell Soup Co                           440         28,655         1,945        126,668
Ceridian Corp+                              27          1,151           524         22,336
Cisco Systems Inc+                       1,598         84,295         4,958        261,535
Clorox Co                                   45          4,213           366         34,267
Coca-Cola Co                             4,132        206,600        19,282        964,100
Colgate-Palmolive Co                       183         14,869         1,121         91,081
Comcast Corp Class A                       393          6,337         1,799         29,009
Computer Associates International
 Inc+                                      778         40,845         2,830        148,575
Computer Sciences Corp+                     38          2,660           459         32,130
ConAgra Inc                                334         14,070         1,940         81,723
CoreStates Financial Corp                  554         22,922         1,664         68,848
Corning Inc                                361         13,447         1,825         67,981
Crown Cork & Seal Co+                      230         10,753           975         45,581

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Dayton-Hudson Corp                         525   $     18,113         1,635   $     56,408
Deluxe Corp                                220          8,415           639         24,442
Disney (Walt) Co                         1,244         70,908         5,279        300,903
Dover Corp                                 100          4,388           892         39,137
DuPont (E I) de Nemours                    896         73,584         4,348        357,080
Dun & Bradstreet Corp                      223         12,850         1,360         78,370
EMC Corp+                                  458          8,817         1,720         33,110
Eastman Kodak Co                           629         45,603         2,681        194,373
Ecolab Inc                                  60          1,823           506         15,370
Emerson Electric Co                        368         30,820         1,726        144,553
Engelhard Corp                             214          4,360         1,065         21,699
First Bank System Inc                      266         17,091         1,090         70,033
First Data Corp                            422         32,916         1,712        133,536
Fluor Corp                                 119          7,616           637         40,768
Foster Wheeler Corp                         --             --           260         11,213
Freeport-McMoRan Copper & Gold Inc
 Class A                                    38          1,069            28            788
Freeport McMoRan Copper & Gold Inc
 Class B                                   372         10,928         1,487         43,681
GTE Corp                                 1,726         67,961         7,543        297,006
Gannett Co Inc                             183         12,261         1,120         75,040
Gap Inc                                    358         12,530         2,238         78,330
General Electric Co                      2,722        226,266        12,891      1,071,564
General Instrument Corp+                   200          5,475           900         24,638
General Mills Inc                          203         11,165         1,215         66,825
Gillette Co                                824         52,530         3,440        219,300
Grace (W R) & Co                           139          9,122           783         51,384
Green Tree Financial Inc                   200          6,950         1,100         38,225
HFS Inc                                  1,400         83,825         1,200         71,850
Halliburton Co                             275         14,472           868         45,679
Harcourt General Inc                       186          8,905           580         27,768
Harland (John H) Co                         53          1,332           276          6,935
Harrah's Entertainment Inc+                154          2,926           822         15,618
Heinz (H J) Co                             474         14,931         2,819         88,799
Hercules Inc                               188          9,353           853         42,437
Hershey Foods Corp                         229         19,952           623         54,279
Hewlett Packard Co                       1,772         77,525         7,900        345,625
Hilton Hotels Corp                         134         14,321           356         38,048
Home Depot Inc                             935         49,672         3,677        195,341
Homestake Mining Co                        166          2,739           980         16,170
Illinois Tool Works Inc                    174         12,028           965         66,706
Intel Corp                               1,416        113,015         6,402        510,960
International Flavors & Fragrances         171          7,353           863         37,109
Interpublic Group Cos Inc                   82          3,711           576         26,064

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Johnson & Johnson                        2,226   $    109,631        10,272   $    505,896
Kellogg Co                                 369         24,908         1,627        109,823
Kimberly-Clark Corp                        531         41,617         2,222        174,149
Kroger Co+                                 165          6,992           908         38,477
Lilly (Eli) & Co                           876         50,151         4,230        242,168
MBNA Corp                                  277          8,414         1,711         51,972
MGIC Investment Corp                       400         25,350           500         31,688
Marsh & McLennan Companies Inc              80          7,440           599         55,707
Marriott International                     123          6,750         1,013         55,588
Mattel Inc                                 308          8,124         2,103         55,467
McDonald's Corp                          1,190         55,186         5,384        249,683
McGraw-Hill Inc                             72          2,952           716         29,356
Medtronic Inc                              400         20,800         1,784         92,768
Merck & Co Inc                           1,972        129,413         9,503        623,634
Meredith Corp                               50          2,150           198          8,514
Microsoft Corp+                            959        117,478         4,642        568,645
Micron Electronics Inc+                     --             --           100          1,588
Millipore Corp                              50          1,913           294         11,246
Minnesota Mining & Manufacturing Co         767        52,731         3,260        224,125
Monsanto Co                                915         29,394         4,500        144,563
Newell Co                                  202          6,287         1,215         37,817
Newmont Mining Corp                        124          6,557           718         37,964
Nike Inc Class B                           260         28,080         1,100        118,800
Northern Telecom Ltd                       440         21,945         1,997         99,600
Oracle Systems Corp+                     1,293         45,578         5,028        177,237
Oryx Energy Co+                            245          4,288           765         13,388
Owens Corning Fiberglass Corp               26            946           423         15,387
PPG Industries Inc                         348         17,183         1,481         73,124
Pacific Telesis Group                      664         21,497         3,264        105,672
Pall Corp                                   78          1,833           894         21,009
Pep Boys-Manny Moe & Jack                   57          1,910           503         16,851
Pepsico Inc                              2,598         74,693        12,126        348,623
Perkin-Elmer Corp                           27          1,401           324         16,808
Pfizer Inc                               1,070         75,970         4,932        350,172
Philip Morris Co Inc                     1,376        123,496         6,440        577,990
Pioneer Hi Bred International Inc          132          7,277           674         37,154
Placer Dome Inc                            292          7,008         1,799         43,176
Praxair Inc                                161          6,621         1,177         48,404
Procter & Gamble Co                      1,123         99,807         5,347        475,215
Quaker Oats Co                             136          4,471           974         32,020
Ralston-Purina Group                       151          9,438           818         51,125
Raychem Corp                               125          8,578           322         22,097
Rubbermaid Inc                             206          5,459         1,219         32,304
SBC Communication Inc                    1,002         46,718         4,756        221,749

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
St Jude Medical Inc+                        48   $      1,722           578   $     20,736
Sara Lee Corp                              913         28,760         3,752        118,188
Schering-Plough Corp                       676         37,772         2,896        161,814
Schlumberger Ltd                           427         36,028         1,909        161,072
Seagate Technology Inc+                  1,318         63,264         1,100         52,800
Sears Roebuck & Co                         591         26,004         3,068        134,992
Shared Medical System Corp                  40          2,185           138          7,538
Shoney's Inc+                               97            885           170          1,551
Southwest Airlines Co                      175          4,003         1,139         26,055
Sprint Corp                                677         27,503         3,357        136,378
Stanley Works                              258          7,095           652         17,930
Sun Microsystems Inc+                      278         15,116         1,466         79,714
Sysco Corp                                 248          7,967         1,409         45,264
TJX Companies Inc                          178          5,696           650         20,800
Tele-Communication Inc Class A+          1,062         15,797         5,027         74,777
Tellabs Inc+                               100          6,338           700         44,363
3Com Corp+                               1,700         79,475         1,300         60,775
Time Warner Inc                            763         25,465         3,035        101,293
Tribune Co                                  68          4,888           438         31,481
Trinova Corp                                50          1,569           223          6,997
Tyco International Inc                     366         15,464         1,150         48,588
UST Inc                                    234          7,020         1,643         49,290
USAir Group Inc+                           129          2,306           451          8,062
Wal Mart Stores Inc                      3,702         98,103        17,778        471,117
Walgreen Co                                380         12,540         1,912         63,096
Warner Lambert Co                          518         30,821         2,098        124,831
Wells Fargo & Co                           152         37,810           759        188,801
Westinghouse Electric Corp                 594          9,727         3,318         54,332
Whitman Corp                                60          1,343           801         17,922
Winn-Dixie Stores Inc                      160          5,500         1,200         41,250
WorldCom Inc+                              616         12,936         2,960         62,160
Wrigley (Wm) Jr Co                         179          9,688           895         48,442
Xerox Corp                                 571         31,334         2,453        134,608
                                                 ------------                 ------------
      TOTAL LARGE CAP GROWTH STOCKS
                            - VALUE              $  4,317,587                 $ 19,204,144
                            -  COST              $  3,627,929                 $ 16,309,053
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                                   3.24%                       14.19%
AMR Corp+                                  183   $     15,006           678   $     55,596
Advanced Micro Devices+                    344          4,386         1,083         13,808
Aetna Inc                                  318         21,028         1,239         81,929
Ahmanson (H F) & Co                        180          4,545           898         22,675
Air Products & Chemicals Inc               175          9,581           868         47,523

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Alberto-Culver Co Class B                   48   $      1,986           222   $      9,185
Alcan Aluminium Ltd                        368         11,546         1,829         57,385
Alexander & Alexander Services               1             16           323          5,087
Allegheny Teledyne Inc+                  1,006         20,372         1,460         29,565
Allied Signal Inc                          499         30,813         2,226        137,456
Allstate Corp                              704         31,416         3,480        155,295
Alltel Corp                                371         10,481         1,550         43,788
Aluminum Co of America                     260         16,153         1,348         83,745
Amerada Hess Corp                          138          7,021           782         39,784
Amdahl Corp+                               327          3,250         1,045         10,385
American Brands Inc                        303         12,309         1,441         58,541
American Electric Power Inc                348         14,442         1,462         60,673
American Express Corp                      841         36,794         3,814        166,863
American General Corp                      350         12,775         1,685         61,503
American Greetings Corp Class A            180          4,635           601         15,476
American Stores Co                         275         11,309         1,141         46,924
AMP Inc                                    230          8,798         1,760         67,320
Amoco Corp                                 844         58,236         3,939        271,791
Aon Corp                                   190          9,595           860         43,430
Apple Computer Inc                         180          4,365           998         24,202
Applied Materials Inc+                     200          4,850         1,440         34,920
Archer-Daniels-Midland Co                  904         16,047         4,356         77,327
Armstrong World Industries Inc              90          5,569           313         19,367
ASARCO Inc                                 123          3,183           321          8,306
Ashland Inc                                156          5,792           502         18,637
Atlantic Richfield Corp                    305         35,609         1,320        154,110
Baker Hughes Inc                           271          8,198         1,088         32,912
Ball Corp                                   52          1,229           275          6,497
Baltimore Gas & Electric Co                281          7,306         1,172         30,472
Banc One Corp                              750         28,781         3,578        137,306
Bank of Boston Corp                        300         15,825         1,193         62,931
Bank of New York Inc                       678         18,899         3,120         86,970
BankAmerica Corp                           621         48,128         2,898        224,595
Bankers Trust N Y Corp                      90          6,998           585         45,484
Bard (C R) Inc                              41          1,271           462         14,322
Barnett Banks Inc                          145          9,516           715         46,922
Battle Mountain Gold Co                    378          3,213           790          6,715
Bausch & Lomb Inc                           54          1,789           500         16,563
Baxter International Inc                   409         18,252         2,144         95,676
Bell Atlantic Corp                         689         38,756         3,438        193,388
BellSouth Corp                           1,688         61,190         7,878        285,578
Bemis Co Inc                                40          1,195           461         13,772
Beneficial Corp                            142          8,005           463         26,102
Bethlehem Steel Corp+                      362          3,711           956          9,799

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Beverly Enterprises                        220   $      2,255           891   $      9,133
Biomet Inc+                                 77          1,203           944         14,750
Black & Decker Corp                        122          4,819           742         29,309
Boatmen's Bancshares Inc                   257         13,685         1,251         66,616
Boeing Co                                  546         49,413         2,726        246,703
Boise Cascade Corp                          67          2,261           414         13,973
Briggs & Stratton Corp                      50          2,175           249         10,832
Brown-Forman Corp Class B                   71          2,574           542         19,648
Browning-Ferris Industries Inc             388          9,894         1,674         42,687
Brunswick Corp                             142          3,000           762         16,097
Burlington Northern Santa Fe               239         19,120         1,250        100,000
Burlington Resources Inc                   227          9,676         1,044         44,501
CIGNA Corp                                 176         20,438           647         75,133
CSX Corp                                   318         16,099         1,654         83,734
Caliber System Inc                          93          1,616           316          5,491
Carolina Power & Light Co                  306         10,672         1,221         42,582
Case Corp                                   --             --           600         27,300
Caterpillar Inc                            307         21,145         1,541        106,136
Centex Corp                                 55          1,767           228          7,325
Central & South West Corp                  381         10,049         1,644         43,361
Champion International Corp                138          5,934           782         33,626
Charming Shoppes Inc+                      305          2,040           874          5,845
Chase Manhattan Bank                       711         52,881         3,419        254,288
Chevron Corp                             1,042         61,348         5,127        301,852
Chrysler Corp+                           1,290         37,571         5,948        173,236
Chubb Corp                                 258         11,449         1,346         59,729
Cincinnati Milacron Inc                     59          1,165           282          5,570
Cinergy Corp                               270          8,100         1,262         37,860
Circuit City Stores Inc                    143          4,505           812         25,578
Citicorp                                   777         64,685         3,880        323,010
Coastal Corp                               158          6,261           827         32,770
Columbia Gas System Inc+                   139          7,819           460         25,875
Columbia HCA Healthcare Corp               775         43,691         3,550        200,131
Comerica Inc                               189          9,214           910         44,363
Community Psychiatric Centers+             101            808           373          2,984
Compaq Computer Corp+                      342         19,366         2,124        120,272
Conrail Inc                                 90          6,131           585         39,853
Consolidated Edison Co                     385         10,058         1,872         48,906
Consolidated Freightways                   162          3,726           361          8,303
Consolidated Natural Gas Co                138          7,504           782         42,521
Cooper Industries Inc                      178          7,209           895         36,248
Cooper Tire & Rubber Co                    121          2,360           641         12,500
Coors (Adolph) Co Class B                   67          1,340           265          5,300
Crane Co                                    52          2,080           275         11,000

                                       92

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Cummins Engine Co Inc                       23   $        865           320   $     12,040
Cyprus Amax Minerals                       236          5,015           781         16,596
DSC Communications Corp+                   171          5,087           963         28,649
DTE Energy Co                              282          8,037         1,123         32,006
Dana Corp                                  148          4,440           816         24,480
Darden Restaurants Inc+                    203          1,624         1,315         10,520
Data General Corp+                          62            698           361          4,061
Dean Witter Discover & Co                  324         16,200         1,364         68,200
Deere & Co                                 478         19,001         2,063         82,004
Delta Air Lines Inc                        138          9,781           560         39,690
Digital Equipment Corp+                    267         10,313         1,184         45,732
Dillard Department Stores Inc Class
 A                                         173          5,882           866         29,444
Dominion Resources Inc                     320         11,960         1,360         50,830
Donnelley (R R) & Sons Co                  303          9,885         1,191         38,856
Dow Chemical Co                            382         30,465         2,016        160,776
Dow Jones & Co Inc                         150          5,869           818         32,004
Dresser Industries Inc                     357         10,353         1,421         41,209
Duke Power Co                              309         14,446         1,647         76,997
EG & G Inc                                 123          2,306           369          6,919
Eastern Enterprises                         37          1,355           185          6,776
Eastman Chemical Co                        120          6,705           638         35,648
Eaton Corp                                  83          4,596           577         31,951
Echlin Inc                                 153          4,667           500         15,250
Echo Bay Mines Ltd                         371          3,687         1,065         10,583
Edison International                       710         12,336         3,582         62,237
Enron Corp                                 336         13,482         1,994         80,009
Enserch Corp                               142          2,858           538         10,827
Entergy Corp                               379          9,617         1,764         44,762
Exxon Corp                               2,026        164,866         9,798        797,312
FMC Corp+                                   --             --           261         16,704
FPL Group Inc                              283         12,523         1,445         63,941
Federal Express Corp+                       48          3,594           494         36,988
Federal Home Loan Mortgage Corp            341         30,136         1,405        124,167
Federal National Mortgage Assoc          1,816         56,296         8,648        268,088
Federated Department Stores Inc+           400         13,850         1,600         55,400
Fifth Third Bancorp                        194         10,282           845         44,785
First Chicago NBD Corp                     534         22,762         2,473        105,412
First Union Corp                           513         32,768         2,254        143,974
Fleet Financial Group Inc                  405         16,909         2,133         89,053
Fleetwood Enterprises Inc                   30            833           252          6,993
Fleming Co Inc                             165          2,640           313          5,008
Ford Motor Co                            1,930         64,655         9,322        312,287
Fruit of the Loom Inc Class A+             114          3,164           650         18,038
GPU Inc                                    187          5,891           984         30,996

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
General Dynamics Corp                       61   $      3,912           507   $     32,511
General Motors Corp                      1,280         63,680         6,036        300,291
General Re Corp                             97         14,053           642         93,010
General Signal Corp                        133          5,337           355         14,244
Genuine Parts Co                           218          9,347         1,008         43,218
Georgia-Pacific Corp                       133          9,892           676         50,278
Giant Food Inc Class A                     154          5,178           501         16,846
Giddings & Lewis Inc                        60            780           283          3,679
Golden West Financial                       62          3,441           508         28,194
Goodrich (B F) Co                           90          3,375           436         16,350
Goodyear Tire & Rubber Co                  290         13,231         1,181         53,883
Grainger (W W) Inc                          39          2,633           360         24,300
Great Atlantic & Pacific Tea Co             67          1,792           315          8,426
Great Lakes Chemical Corp                   75          4,313           544         31,280
Great Western Financial Corp               257          6,361         1,050         25,988
Harnischfeger Industries Inc               108          4,077           419         15,817
Harris Corp                                 95          5,843           317         19,496
Hasbro Inc                                 129          4,741           724         26,607
Helmerich & Payne Inc                       43          1,699           242          9,559
Honeywell Inc                              229         13,311         1,046         60,799
Household International Inc                141         11,174           785         62,211
Houston Industries Inc                     458          9,962         2,092         45,501
Humana Inc+                                300          5,625         1,300         24,375
ITT Hartford Group Inc+                    181          9,548           896         47,264
ITT Industries Inc                         181          4,140           896         20,496
ITT Corp+                                  181          9,638           896         47,712
Inco Ltd                                   179          5,773           897         28,928
Ingersoll-Rand Co                          160          6,840           853         36,466
Inland Steel Industries Inc                 97          1,673           346          5,969
Intergraph Corp+                           104            949           402          3,668
International Business Machines
 Corp                                      869         99,392         4,284        489,983
International Paper Co                     509         20,360         2,345         93,800
James River Corp                           118          3,068           689         17,914
Jefferson-Pilot Corp                       104          5,343           537         27,588
Johnson Controls Inc                        96          6,768           319         22,490
Jostens Inc                                  5             93           301          5,606
K Mart Corp                                784          7,840         3,812         38,120
Kaufman & Broad Home Corp                   57            698           330          4,043
Kerr-McGee Corp                             41          2,352           362         20,770
KeyCorp                                    423         16,973         1,834         73,589
King World Productions+                    100          3,525           312         10,998
Knight-Ridder Inc                          190          6,413           732         24,705
LSI Logic Corp+                            272          5,950         1,060         23,188
Laidlaw Inc Class B                        481          4,630         2,492         23,986

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Limited Inc                                416   $      7,696         2,110   $     39,035
Lincoln National Corp                      140          6,195           860         38,055
Liz Claiborne Inc                           88          3,058           583         20,259
Lockheed Martin Corp                       302         25,406         1,608        135,273
Loews Corp                                 200         14,950           900         67,275
Longs Drug Stores Corp                      37          1,480           185          7,400
Louisiana Land & Exploration Co             83          4,721           281         15,982
Louisiana-Pacific Corp                     268          5,829           862         18,749
Lowe's Co Inc                              200          7,225         1,413         51,045
Luby's Cafeterias Inc                       45          1,063           219          5,174
MCI Communications                       1,115         28,014         5,492        137,987
Mallinckrodt Group Inc                      84          3,402           580         23,490
Manor Care Inc                             159          5,466           505         17,359
Masco Corp                                 299          8,708         1,315         38,299
May Co Department Stores Co                435         19,793         1,945         88,498
Maytag Corp                                162          3,260           806         16,221
McDermott International Inc                144          2,988           465          9,649
McDonnell Douglas Corp                     364         18,246         1,798         90,125
Mead Corp                                   54          3,092           400         22,900
Mellon Bank Corp                           263         14,564         1,043         57,756
Melville Corp                              160          6,760           853         36,039
Mercantile Stores Co Inc                    90          4,748           263         13,873
Merrill Lynch & Co Inc                     308         18,865         1,366         83,668
Micron Technology Inc                      276          6,279         1,658         37,720
Mobil Corp                                 698         78,700         3,123        352,118
Moore Corp Ltd                             150          2,625           819         14,333
Morgan (J P) & Co Inc                      289         25,324         1,501        131,525
Morgan Stanley Group                       248         11,842         1,240         59,210
Morton International Inc                   282         10,469         1,171         43,473
Motorola Inc                               951         50,760         4,666        249,048
NACCO Industries Inc Class A                16            776            40          1,940
Nalco Chemical Co                           71          2,281           540         17,348
National City Corp                         373         14,034         1,740         65,468
National Semiconductor+                    210          3,859         1,103         20,268
National Service Industries Inc             37          1,406           359         13,642
NationsBank                                492         41,882         2,328        198,171
Navistar International Corp+               181          1,765           577          5,626
New York Times Co Class A                  162          5,063           729         22,781
Niagara Mohawk Power Corp                  475          3,919         1,191          9,826
NICOR Inc                                  142          4,455           364         11,421
NorAm Energy Corp                          364          5,324         1,058         15,473
Nordstrom Inc                              119          4,641           637         24,843
Norfolk Southern Corp                      242         20,177         1,008         84,042
Northern States Power Co                   167          7,619           538         24,546

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Northrop Grumman Corp                      136   $      9,758           458   $     32,862
Norwest Corp                               608         22,876         2,936        110,467
Novell Inc+                                520          5,428         2,892         30,185
Nucor Corp                                 127          5,937           721         33,707
NYNEX Corp                                 752         32,430         3,453        148,911
Occidental Petroleum Corp                  586         13,625         2,569         59,729
Ohio Edison Co                             293          6,153         1,183         24,843
ONEOK Inc                                   47          1,287           220          6,023
Outboard Marine Corp                        35            586           184          3,082
PECO Energy Co                             363          8,531         1,725         40,538
PNC Bank Corp                              606         18,938         2,692         84,125
PP & L Resources Inc                       300          6,750         1,300         29,250
PACCAR Inc                                  93          4,208           315         14,254
Pacific Enterprises                         98          2,928           692         20,674
Pacific Gas & Electric Co                  673         15,227         3,298         74,617
PacifiCorp                                 494          9,942         2,327         46,831
Panenergy Corp                             224          7,420         1,177         38,988
Parker Hannifin Corp                       102          3,978           587         22,893
Penney (J C) Co Inc                        388         20,516         1,774         93,800
Pennzoil Co                                130          6,939           353         18,841
Peoples Energy Corp                         61          2,074           284          9,656
Pharmacia and Upjohn Inc+                  765         32,130         4,047        169,974
Phelps Dodge Corp                           74          4,477           545         32,973
Phillips Petroleum Co                      458         18,549         2,038         82,539
Pitney Bowes Inc                           202          9,747         1,215         58,624
Polaroid Corp                               32          1,356           354         15,001
Potlatch Corp                               76          2,860           224          8,428
Price/Costco Inc+                          356          7,076         1,512         30,051
Providian Corp                             151          6,248           719         29,749
Public Services Enterprise Group           429         11,637         1,964         53,274
Pulte Corp                                  48          1,194           222          5,522
Raytheon Co                                424         21,836         1,900         97,850
Reebok International Ltd                    95          3,420           538         19,368
Republic New York Corp                     100          6,613           400         26,450
Reynolds Metals Co                         156          8,346           503         26,911
Rite Aid Corp                              104          3,315           648         20,655
Rockwell International Corp                361         18,772         1,723         89,596
Rohm & Haas Co                              69          4,313           539         33,688
Rowan Co Inc+                              172          2,645           692         10,640
Russell Corp                                73          2,336           320         10,240
Ryan's Family Steak House+                 119            997           516          4,322
Ryder System Inc                           186          5,278           581         16,486
SAFECO Corp                                220          7,288         1,012         33,523
Safety-Kleen Corp                          126          2,174           498          8,591

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
St Paul Co Inc                             123   $      6,365           643   $     33,275
Salomon Inc                                169          7,605           836         37,620
Santa Fe Energy Resources Inc+             283          3,325           728          8,554
Santa Fe Pacific Gold Corp                 228          2,964         1,056         13,728
Scientific-Atlanta Inc                      82          1,107           677          9,140
Seagram Co Ltd                             628         20,803         3,005         99,541
Service Corp International                 224         12,628           919         51,809
Sherwin Williams Co                        127          5,556           646         28,263
Sigma-Aldrich Corp                          62          3,271           362         19,096
Silicon Graphics Inc+                      227          5,278         1,270         29,528
Snap-On Inc                                 24          1,095           322         14,691
Sonat Inc                                  128          5,648           723         31,902
Southern Co                              1,136         25,702         5,322        120,410
Springs Industries Inc Class A              31          1,399           180          8,123
Stone Container Corp+                      233          3,233           826         11,461
Stride Rite Corp                           113            961           410          3,485
Sun Co Inc                                 162          3,827           555         13,112
SunTrust Banks Inc                         380         14,583         1,812         69,536
Super Value Inc                            176          4,950           547         15,384
TRW Inc                                     63          5,828           534         49,395
Tandem Computers Inc+                      175          1,838           993         10,427
Tandy Corp                                  61          2,692           507         22,371
Tektronix Inc                               78          3,023           276         10,695
Temple-Inland Inc                           47          2,321           394         19,454
Tenet Healthcare Corp+                     416          8,736         1,716         36,036
Tenneco Inc                                321         15,970         1,364         67,859
Texaco Inc                                 454         40,293         2,138        189,748
Texas Instruments Inc                      272         12,716         1,458         68,162
Texas Utilities Co                         370         15,170         1,757         72,037
Textron Inc                                130         11,099           674         57,543
Thomas & Betts Corp                         66          2,426           364         13,377
Times Mirror Co Class A                    148          6,420           840         36,435
Timken Co                                   79          3,002           277         10,526
Torchmark Corp                              78          3,315           548         23,290
Toys R Us Inc+                             509         15,016         2,161         63,750
Transamerica Corp                           74          5,041           545         37,128
Travelers Inc                              825         35,784         3,756        162,917
Tupperware Corp+                            61          2,669           506         22,138
USX -- Marathon Group                      502         10,479         2,259         47,157
UNUM Corp                                   83          5,271           577         36,640
USF & G Corp                               224          3,612           920         14,835
USX -- US Steel Group                      182          5,005           678         18,645
Unicom Corp                                349          8,027         1,687         38,801
Union Camp Corp                             72          3,492           543         26,336

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Union Carbide Corp                         190   $      8,218         1,079   $     46,667
Union Electric Co                          154          5,756           822         30,722
Union Pacific Corp                         309         22,518         1,647        120,025
Unisys Corp+                               523          3,073         1,514          8,895
United Healthcare Corp                     339         13,094         1,453         56,122
U.S. Bancorp                               310         11,858         1,259         48,157
United States Surgical                     149          5,439           496         18,104
U.S. West Inc                              744         21,948         3,791        111,835
U.S. West Media Group+                     844         15,298         3,791         68,712
United Technologies Corp                   223         25,143           939        105,872
Unocal Corp                                423         14,488         2,009         68,808
U.S. Life Corp                              60          1,755           307          8,980
VF Corp                                     63          3,701           509         29,904
Varity Corp+                                27          1,357           325         16,331
Viacom Inc Class B+                        572         18,018         2,951         92,957
WMX Technologies Inc                       822         25,996         3,961        125,267
Wachovia Corp                              325         14,869         1,365         62,449
Wendy's International Inc                  255          5,164           974         19,724
Western Atlas Inc+                         132          8,019           456         27,702
Westvaco Corp                              152          4,351           857         24,532
Weyerhaeuser Co                            310         13,834         1,623         72,426
Whirlpool Corp                              80          3,920           601         29,449
Willamette Industries Inc                  107          6,607           470         29,023
Williams Co Inc                            157          7,830           823         41,047
Woolworth Corp+                            231          4,909         1,049         22,291
Worthington Industries Inc                 233          4,718           777         15,734
Yellow Corp+                                49            655           223          2,983
                                                 ------------                 ------------
       TOTAL LARGE CAP VALUE STOCKS
                            - VALUE              $  3,930,646                 $ 18,752,621
                            -  COST              $  3,458,194                 $ 17,536,179
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                   3.79%                        2.96%
ADC Telecommunication+                     786   $     44,606           680   $     38,590
APAC Teleservices Inc+                     100          4,425           200          8,850
AVX Corp                                   300          5,625           200          3,750
Adaptec Inc+                               700         34,913           600         29,925
Adobe Systems Inc                          819         28,563           810         28,249
Adtran Inc+                                100          6,300           100          6,300
Airgas Inc+                                400          9,000           400          9,000
Altera Corp+                               560         24,640           460         20,240
America Online Inc                         600         18,150           500         15,125
American Oncology Resources Inc+            --             --           200          2,025
American Power Conversion+               1,000         13,750           780         10,725

                                       104

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LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Amphenol Corp Class A+                     200   $      3,925           200   $      3,925
Anadarko Petroleum Corp                    739         38,982           600         31,650
Analog Devices Inc+                      1,501         36,212         1,345         32,448
Apria Healthcare Group Inc+                500         12,625           500         12,625
Arrow International Inc+                    --             --           100          2,675
Ascend Communication Inc                 1,200         62,850         1,000         52,375
Atmel Corp+                                962         24,892           960         24,840
AutoZone Inc+                            1,800         49,050         1,500         40,875
BMC Software Inc+                          656         48,872           540         40,230
Bed Bath & Beyond Inc                      400          9,050           500         11,313
Belo (A H) Corp                            456         18,297           340         13,643
Betz Labs Inc                              396         19,454           340         16,703
Biogen Inc+                                459         32,015           380         26,505
Boise Cascade Office Products Corp+          --            --           100          2,100
Boston Chicken Inc+                        600         20,850           500         17,375
Broderbund Software Inc+                   200          6,025           200          6,025
C-Cube Microsystems Inc+                   100          3,825           100          3,825
Cadence Design System Inc+                 982         29,092         1,012         29,981
Calenergy Inc                              500         15,125           400         12,100
Callaway Golf Co                           596         19,668           580         19,140
Cardinal Health Inc                        641         47,033           540         39,623
Cascade Communications Corp+               600         40,875           400         27,250
Centocor Inc+                              946         32,046           740         25,068
Charter One Financial Inc                  600         22,838           500         19,031
Chiron Corp+                               896         17,584         1,092         21,431
Cintas Corp+                               510         27,668           300         16,275
Circus Circus Entertainment Inc+         1,229         41,786         1,130         38,420
Clear Channel Communications Inc+          200         16,475           200         16,475
Coleman Co Inc+                             --             --           200          3,375
Coltec Industries+                         600          9,000           400          6,000
Compuserve Corp+                            --             --           200          2,425
Consolidated Stores Corp+                  700         26,600           600         22,800
Corporate Express Inc+                     700         26,250           600         22,500
Corrections Corp of America+               800         25,800           800         25,800
Credit Acceptance Corp+                    200          4,450           200          4,450
Cytec Industries Inc+                      500         17,375           300         10,425
DST Systems Inc                            200          6,150           300          9,225
Danaher Corp                               600         24,900           380         15,770
Dell Computer Corp+                        810         54,371           560         37,590
Dentsply International Inc                 200          8,100           200          8,100
Dial Corp                                  136          1,564           680          7,820
Diamond Offshore Drilling Inc              300         15,300           300         15,300
Diebold Inc                                510         26,201           490         25,174
Dollar General Corp                        752         24,252           568         18,318

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Duracell International Inc                 800   $     36,100           700   $     31,588
Eckerd (Jack) Corp Del+                    800         19,600           700         17,150
Electronic Arts Inc+                       500         15,438           500         15,438
Electronics for Imaging Inc+               300         18,975           300         18,975
Enron Oil & Gas Co                       1,000         25,875           700         18,113
Equifax Inc                              2,210         56,355         1,900         48,450
Excel Communications Inc+                  400         10,200           300          7,650
Fastenal Co                                300         14,025           300         14,025
Federal Signal Corp                        498         11,267           490         11,086
First Usa Paymentech Inc                    --             --           100          3,775
First USA Inc                              800         42,400           700         37,100
FORE Systems Inc+                          400         14,200           400         14,200
Franklin Resources Inc+                    896         53,312           600         35,700
Freeport-McMoRan Inc+                      354         12,169           363         12,478
Fritz Companies Inc+                       200          2,975           200          2,975
Gartner Group Inc Class A                  600         18,750           500         15,625
Gateway 2000 Inc+                          200          8,913           100          4,456
General Nutrition Co Inc+                1,100         16,225         1,000         14,750
Genzyme Corp -- General Division+          526         12,558           420         10,028
Georgia Gulf Corp                          437         13,766           360         11,340
Glenayre Technologies Inc                  650         23,888           550         20,213
Global DirectMail Corp+                    200          9,050           200          9,050
Global Marine Inc+                       2,100         30,188         1,800         25,875
Grand Casinos Inc                          400          7,250           400          7,250
GTECH Holdings Corp+                       400         11,100           400         11,100
Guidant Corp+                              200         10,150           200         10,150
HBO & Co                                 1,000         54,625           800         43,700
Harley-Davidson Inc                      1,018         41,738           850         34,850
Healthsouth Corp+                        1,894         61,318         1,600         51,800
HealthCare Compare Corp+                   484         20,691           390         16,673
Health Management Associates Inc
 Class A                                 1,050         23,888         1,050         23,888
Healthsource Inc+                          600          9,000           600          9,000
ICN Pharmaceuticals Inc                    500         10,500           504         10,584
Idexx Laboratories Inc+                    400         15,500           400         15,500
Illinois Central Corp                      711         21,508           490         14,823
Imation Corp+                              576         13,608           316          7,466
Infinity Broadcasting Corp Class A+       1,050        28,744           850         23,269
Informix Corp+                           1,790         40,275         1,620         36,450
Input/Output Inc+                          500         17,688           500         17,688
Intuit Inc+                                400         14,600           400         14,600
Iomega Corp+                             1,200         18,600         1,200         18,600
IVAX Corp                                1,230         19,834         1,240         19,995
Jefferson Smurfit Corp+                    700          8,488           800          9,700
Jones Apparel Group Inc+                   200         11,075           200         11,075

                                       108

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
K-III Communications Corp+                  --   $         --           200   $      2,200
Kohls Corp+                                786         29,868           420         15,960
Komag Inc+                                 600         12,750           500         10,625
LCI International Inc+                     300         10,613           300         10,613
La Quinta Inns Inc                         800         15,300           750         14,344
Laboratory Corp of America
 Holdings+                                 660          2,640           418          1,672
Lancaster Colony Corp                      338         12,295           260          9,458
Estee Lauder Co Class A                    200          8,600           200          8,600
Lear Corp+                                 600         23,025           300         11,513
Lexmark International Group Inc
 Class A+                                   --             --           200          3,575
LIN Television Corp+                       200          7,150           200          7,150
Linear Technology Corp                     986         33,524           820         27,880
Loctite Corp                               385         16,892           300         13,163
Lone Star Steakhouse & Saloon+             300          9,938           300          9,938
Lyondell Petrochemical                     876         19,929           580         13,195
MEMC Electronic Materials Inc+             300         10,575           300         10,575
MFS Communications Inc+                    900         38,138           677         28,688
Macromedia Inc+                            400          9,050           400          9,050
Manpower Inc                               900         32,063           700         24,938
Marvel Entertainment Group Inc              --             --           200          1,725
Maxim Integrated Products Inc              700         21,481           700         21,481
McAfee Associates Inc+                     300         17,888           300         17,888
McCormick & Co Inc+                        888         18,204           800         16,400
McLeod Inc Class A+                         --             --            --             --
Medaphis Corp+                             800         10,100           600          7,575
Mentor Graphics Corp+                      600          8,213           700          9,581
Mercury Financial Corp                   1,800         20,925         1,700         19,763
Microchip Technology Inc+                  400         14,675           400         14,675
Micro Warehouse Inc+                       300          8,063           300          8,063
Mid Atlantic Medical Services+             400          5,400           500          6,750
MobileMedia Corp+                          300          2,044           200          1,363
Money Store Inc                            400          9,600           400          9,600
Mylan Laboratories                       1,603         26,249         1,370         22,434
Nellcor Inc+                               800         20,600           600         15,450
Netscape Communications Corp+              200          7,075           200          7,075
Newmont Gold Co                            600         32,325           100          5,388
Nine West Group Inc+                       200         10,300           200         10,300
Noble Affiliates Inc                       538         21,587           330         13,241
Nordson Corp                               214         10,941           160          8,180
Northwest Airlines Corp Class A+           900         33,975           800         30,200
Novellus Systems Inc+                      200          7,550           200          7,550
Oakley Inc+                                300         12,300           300         12,300
Objective Systems Integrators Inc+          --             --           100          2,088
Office Depot Inc+                        1,538         24,416         1,450         23,019

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Olsten Corp                                691   $     19,262           525   $     14,634
Omnicare Inc                               600         14,700           600         14,700
Omnicom Group                              988         44,831           820         37,208
Omnipoint Corp                             200          5,450           200          5,450
OrNda HealthCorp+                          700         18,025           600         15,450
Outback Steakhouse Inc+                    400         11,300           400         11,300
Owens-Illinois Inc+                        700         10,763           700         10,763
Oxford Health Plans Inc+                   800         36,600           700         32,025
Parametric Technology Corp+              1,720         77,884         1,460         66,111
Paychex Inc                                757         40,500           585         31,298
Peoplesoft Inc+                            400         30,700           300         23,025
PetSmart Inc+                            1,200         33,000         1,200         33,000
Phycor Inc+                                600         19,650           600         19,650
Picturetel Corp+                           400         13,150           400         13,150
Pixar Inc+                                  --             --           100          1,250
Planet Hollywood International Inc
 Class A+                                   --             --           100          2,438
Pogo Producing Co+                         300         10,238           300         10,238
Presstek Inc+                              100          6,350           100          6,350
Price (T Rowe) Associates                  600         17,400           600         17,400
Promus Hotel Corp+                         677         20,395           561         16,900
Protective Life Corp                       300         10,575           300         10,575
Quintiles Transnational Corp+              200         15,125           100          7,563
Readers Digest Association Class A       1,100         44,413           900         36,338
Republic Industries Inc+                 1,500         39,188           800         20,900
Reynolds & Reynolds Co Class A             573         28,722           460         23,058
Rhone-Poulenc Rorer Inc                    900         63,338           500         35,188
Robert Half International Inc+             600         19,800           600         19,800
Rouse Co                                   400         10,350           300          7,763
SPS Transaction Services Inc+               --             --           100          1,450
Safeway Inc+                             1,400         50,750           800         29,000
Scherer (R P) Corp+                        300         14,438           300         14,438
Scholastic Inc+                            200         13,550           200         13,550
Schwab (Charles) Corp                    1,878         46,950         1,270         31,750
Sealed Air Corp+                           400         15,150           400         15,150
Shiva Corp+                                300         15,150           300         15,150
Simon Debartolo Group Inc                  300          7,463           300          7,463
Solectron Corp+                            500         18,688           500         18,688
Sonat Offshore Drilling Co                 200         10,925           200         10,925
Sonoco Products                          1,288         38,157         1,077         31,906
Southern National Corp                   1,400         43,750         1,200         37,500
Southland Corp+                          1,800          5,625         1,400          4,375
Staples Inc+                             1,396         27,571         1,297         25,616
Starbucks Corp+                          1,000         32,750           800         26,200
Sterling Commerce Inc+                     200          6,200           200          6,200

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sterling Software Inc+                     300   $     20,363           300   $     20,363
Stryker Corp+                            1,048         25,611           820         20,039
Student Loan Marketing Assoc               900         66,263           700         51,538
Sundstrand Corp                            726         27,134           660         24,668
Sunglass Hut International Inc+            600          9,450           500          7,875
Sybase Inc+                                700         11,277           700         11,277
Sybron International Corp+                 500         13,750           500         13,750
Synopsys Inc+                              400         15,200           400         15,200
TCF Financial Corp                         400         14,950           400         14,950
Tambrands Inc                              497         21,123           410         17,425
Teleport Communications Group Inc
 Class A+                                  300          6,938            --             --
Teradyne Inc+                              776         12,028           820         12,710
Thermo Electron Corp                     1,533         60,745         1,426         56,505
Thermo Instrument Systems Inc+             200          7,750           225          8,719
Thermo Cardiosystems Inc+                  150          5,119           150          5,119
ThermoLase Corp+                            --             --            --             --
360 Communications Co+                   1,525         36,409         1,419         33,879
Tootsie Roll Industries                    206          7,287           206          7,287
Total System Services Inc                  300          6,788           300          6,788
TransTexas Gas Corp+                        --             --            --             --
Turner Broadcasting System Inc
 Class A                                   800         19,900           800         19,900
Turner Broadcasting System Inc
 Class B                                 1,400         34,650         1,200         29,700
UCAR International Inc+                    400         15,600           400         15,600
U.S.A. Waste Services Inc+                 800         22,000           800         22,000
USG Corp+                                  400         11,400           400         11,400
U.S. Robotics Corp+                        900         47,250           800         42,000
Union Pacific Resources Group Inc        2,200         59,950           400         10,900
Union Texas Petroleum Holdings Inc         600         12,450           600         12,450
ValuJet Inc+                               300          3,750           200          2,500
Valspar Corp                               200          9,450           200          9,450
Value Health Inc+                          435          6,906           545          8,652
Varian Associates Inc                      377         17,201           390         17,794
Vastar Resources Inc                       600         20,925           200          6,975
Vencor Inc+                                700         21,963           700         21,963
VeriFone Inc+                              358         17,095           300         14,325
Viad Corp                                  136          1,938           680          9,690
Viking Office Products Inc+              1,100         28,463           900         23,288
Vivra Inc+                                 400         12,050           400         12,050
Vornado Realty Trust                       300         12,488           200          8,325
Warnaco Group Inc Class A                  600         14,850           500         12,375
Watson Pharmaceuticals Inc                 300          8,700           300          8,700
Weatherford Enterra Inc+                   600         17,250           500         14,375
Western Wireless Corp Class A+              --             --           100          1,750
Wisconsin Central Transport+               600         21,150           600         21,150

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Xilinx Inc+                                847   $     29,645           800   $     28,000
Xylan Corp+                                100          4,225            --             --
York International Corp                    602         27,165           520         23,465
                                                 ------------                 ------------
     TOTAL MEDIUM CAP GROWTH STOCKS
                            - VALUE              $  4,595,494                 $  3,914,959
                            -  COST              $  4,020,762                 $  3,615,764
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                                   3.98%                        3.14%
AFLAC Inc                                1,896   $     65,175         1,670   $     57,406
AGCO Corp                                  300          7,088           300          7,088
Arco Chemical Co                           600         28,800           100          4,800
AT & T Capital Corp                        100          4,463           100          4,463
Advanta Corp Class B                       300         13,350           300         13,350
Albemarle Corp                             713         11,497           460          7,418
Alexander & Baldwin Inc                    504         12,852           490         12,495
Alleghany Corp+                            102         20,604           100         20,200
Allmerica Financial Corp                   200          6,175           100          3,088
Allmerica Property & Casualty Co
 Inc                                       800         22,600           700         19,775
Alumax Inc+                                489         16,137           380         12,540
AMBAC Inc                                  500         27,188           400         21,750
American Financial Group Inc               504         15,687           390         12,139
American National Insurance Co             100          6,925           100          6,925
American Re Corp                           600         37,875           500         31,563
American Standard Co Inc+                  500         17,063           400         13,650
American States Financial Corp              --             --           100          2,300
American Water Works Co Inc                600         12,825           600         12,825
AmSouth Bancorp                            600         23,625           600         23,625
Anixter International Inc+                 500          7,688           400          6,150
Apache Corp                                962         28,259           920         27,025
Arrow Electronics Inc+                     493         22,493           496         22,630
Associates First Capital Corp              900         35,550           700         27,650
Avnet Inc                                  530         24,778           450         21,038
Bancorp Hawaii Inc                         574         21,740           460         17,423
Bankers Life Holding Corp                  300          7,350           200          4,900
Barnes & Noble+                            200          6,575           200          6,575
Bear Stearns & Co Inc                    1,428         33,380         1,285         30,037
Beckman Instruments Inc                    294         10,841           350         12,906
Bergen Brunswig Corp Class A               420         11,708           416         11,596
Bowater Inc                                395         14,220           410         14,760
Brinker International Inc+               1,056         15,840           890         13,350
CNA Financial Corp+                        400         40,200           100         10,050
Cabot Corp                               1,010         27,775           840         23,100
Capital One Financial Corp                  --             --           400         12,050

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Caremark International Inc+              1,000   $     24,875           900   $     22,388
Central Fidelity Banks Inc                 825         19,388           645         15,158
Chris-Craft Industries Inc+                313         12,677           254         10,287
Cincinnati Financial Corp                  730         39,603           646         35,046
Cirrus Logic Corp+                         634          9,827           680         10,540
Clayton Homes Inc                        1,021         20,548           687         13,826
Coca-Cola Enterprises                    1,412         57,010           910         36,741
Comdisco Inc                               616         16,016           445         11,570
Commerce Bancshares Inc                    515         18,798           415         15,148
Compass Bankshares Inc                     400         13,450           400         13,450
Compuware Corp+                            400         17,200           400         17,200
Comsat Corp                                510         11,539           500         11,313
Conseco Inc                                600         25,200           500         21,000
Consolidated Papers Inc                    486         25,029           280         14,420
ContiFinancial Corp+                        --             --           100          2,875
Countrywide Credit Industries Inc        1,400         33,775         1,200         28,950
Cox Communications Inc Class A+            613         12,107           574         11,337
Cracker Barrel Old Country Store
 Inc                                       649         15,170           710         16,596
Crestar Financial Corp                     602         34,991           520         30,225
Cypress Semiconductor+                     800          9,300           940         10,928
Dauphin Deposit Corp                       360         10,170           370         10,453
Dean Foods Co                              424         10,971           440         11,385
Diamond Shamrock R&M Inc                   304          8,322           250          6,844
Dime Bancorp Inc+                        1,200         15,750         1,200         15,750
Dole Food Inc                              646         26,728           410         16,964
Donaldson Lufkin & Jenrette Inc             --             --           100          3,163
Ensco International Inc+                   700         20,475           500         14,625
Edwards A G & Sons Inc                     655         18,340           620         17,360
Electronic Data Systems Corp             3,088        168,296         1,930        105,185
Enserch Exploration Inc+                    --             --            --             --
Equitable Co Inc                           900         22,163           900         22,163
Equitable of Iowa Co                       300         11,025           300         11,025
Equity Residential Properties Trust         400        14,150           400         14,150
Ethyl Corp                               1,031          9,279         1,010          9,090
Everest Reinsurance Holdings Inc           300          7,313           200          4,875
FHP International Corp+                    424         15,370           440         15,950
Fina Inc Class A                            --             --            --             --
Finova Group Inc                           300         16,500           300         16,500
First American Corp -- Tennessee           400         18,650           400         18,650
First America Bank Corp                    847         40,021           710         33,548
First Brands Corp                          486         11,057           480         10,920
First Colony Corp                          400         14,050           400         14,050
First Commerce Corp                        400         14,300           400         14,300
First Empire State Corp                    100         25,450           100         25,450

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
First Hawaiian Inc                         200   $      5,900           200   $      5,900
First Security Corp                        974         26,542           880         23,980
First Tennessee National Corp              908         30,986           740         25,253
First Virginia Banks Inc                   359         14,899           380         15,770
Firstar Corp                               800         37,800           700         33,075
Fiserv Inc+                                617         20,901           530         17,954
Firstmerit Corp                            300          9,000           300          9,000
FlightSafety International Inc             356         15,753           270         11,948
Food Lion Inc Class B                    2,500         20,156         2,100         16,931
Food Lion Inc Class A                    3,300         28,463         2,900         25,013
Forest Labs Inc Class A+                   582         23,935           570         23,441
Fort Howard Corp+                          700         16,538           600         14,175
Foundation Health Corp+                    609         18,270           482         14,460
Franchise Finance Corp                      --             --           100          2,375
GATX Corp                                  223         10,314           270         12,488
Gaylord Entertainment Co Class A           315          7,718           315          7,718
General Motors Corp Class H              1,300         72,638         1,100         61,463
Greenpoint Financial Corp                  600         21,375           500         17,813
Hanna (M A) Co                             580         12,615           450          9,788
Hannaford Brothers Co                      436         14,606           360         12,060
Harsco Corp                                369         22,463           310         18,871
Hartford Steam Boiler Inspection           230         10,264           280         12,495
Hawaiian Electric Industries Inc           392         13,671           340         11,858
Health Care Property Investors Inc         300         10,163           300         10,163
Health Care & Retirement Corp+             650         16,088           600         14,850
Health & Retire Property Trust             600         10,575           600         10,575
Hibernia Corp Class A                    1,600         17,600         1,400         15,400
Hillenbrand Industries Inc                 300          9,713           300          9,713
Horizon/CMS Healthcare Corp+               600          7,500           400          5,000
Hormel Foods Corp                          400          8,500           400          8,500
Host Marriott Corp+                      1,800         24,750         1,800         24,750
Hubbell Inc Class B                        732         26,444           566         20,447
Huntington Bancshares Inc                2,115         47,852         1,815         41,064
IBP Inc                                  1,332         31,136         1,120         26,180
IMC Fertilizer Group                       818         35,174           800         34,400
Integrated Device Technology Inc+          700          6,388           800          7,300
International Game Technology            1,797         36,614         1,500         30,563
International Rectifier Corp+              500          9,563           500          9,563
International Specialty Products
 Inc                                        --             --           200          2,200
John Nuveen & Co Inc Class A                --             --           100          2,550
KLA Instruments Corp+                      300          5,925           400          7,900
Kansas City Southern Industries            481         19,481           270         10,935
Kelly Services Inc Class A                 406         11,571           420         11,970
Kennametal Inc                             300          9,300           300          9,300

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Kimco Realty Corp                          300   $      8,700           250   $      7,250
LTV Corp                                 1,400         16,450         1,200         14,100
Lafarge Corp                               300          5,700           200          3,800
Lam Research Corp+                         300          7,088           300          7,088
Leggett & Platt Inc                      1,058         30,153           800         22,800
Lehman Brothers Holdings                 1,400         29,575         1,200         25,350
Leucadia National Corp                     400          9,100           400          9,100
Litton Industries Inc+                     501         23,359           290         13,521
Longview Fibre Co                          554          8,518           540          8,303
Loral Space & Communications+            2,442         34,188         1,382         19,348
Lubrizol Corp                              829         23,523           760         21,565
Lucent Technologies Inc                  1,500         55,313         1,300         47,938
MBIA Inc                                   500         40,750           500         40,750
MGM Grand Inc+                             200          7,550           100          3,775
MAPCO Inc                                  337         18,156           260         14,008
Mark IV Industries Inc                     521         11,202           507         10,901
Marshall & Ilsley Corp                   1,358         37,345         1,140         31,350
Martin Mareitta Inc                         --             --           100          2,200
McKesson Corp                              500         21,313           400         17,050
Media General Inc Class A                  280          8,715           220          6,848
Meditrust Corp                             600         20,550           600         20,550
Mercantile Bancorporation                  836         40,860           770         37,634
Mercantile Bankshares                      503         13,392           490         13,046
Mercury General Corp                       100          4,500           100          4,500
Mirage Resorts Inc+                      1,990         46,268         1,560         36,270
Molex Inc                                1,063         34,946           718         23,604
Molex Inc Class A                          600         17,850           575         17,106
Murphy Oil Corp                            593         25,944           480         21,000
NGC Corp                                    --             --            --             --
Nabisco Holdings Corp Class A              200          6,725           200          6,725
Nabors Industries Inc+                     900         13,388           900         13,388
New Plan Realty Trust                      800         17,200           700         15,050
Northern Trust Corp                        767         50,334           660         43,313
Officemax Inc+                           1,600         22,400         1,350         18,900
Ogden Corp                                 101          1,982           425          8,341
Ohio Casualty Corp                         300          9,563           300          9,563
Old Kent Financial Corp                    630         25,436           540         21,803
Old Republic International Corp          1,050         23,363           850         18,913
Olin Corp                                  335         26,549           280         22,190
PHH Corp                                   356         10,280           500         14,438
PMI Group Inc                              300         14,663           300         14,663
PacifiCare Health Systems Inc Class
 A+                                        289         22,036           240         18,300
PacifiCare Health Systems Inc Class
 B+                                        200         16,100           200         16,100
Paging Network Inc+                        500          8,813           600         10,575

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Painewebber Group Inc                    1,200   $     24,750         1,200   $     24,750
Paul Revere Corp                            --             --           100          2,838
Payless Shoe Source+                       517         18,160           511         17,949
Perrigo Co+                                812          7,410           550          5,019
Pittston Services Group                    523         14,775           520         14,690
Policy Management Systems Corp+            248          8,742           170          5,993
Premark International Inc                  761         13,888           506          9,235
Progressive Corp Ohio                      782         42,521           520         28,275
Provident Companies Inc+                   497         18,389           290         10,730
Qualcomm Inc+                              500         21,688           500         21,688
Quantum Corp+                              500          7,688           500          7,688
Questar Corp                               427         15,479           440         15,950
Quorom Health Group Inc+                   300          7,575           200          5,050
RJR Nabisco Holdings Corp                2,970         78,334         2,543         67,072
RPM Inc                                    778         12,448           887         14,192
Rayonier Inc                               356         14,107           350         13,869
Read-Rite Corp+                            400          5,300           500          6,625
Readers Digest Association Class B         200          7,425           200          7,425
Reading & Bates Corp+                      700         17,150           600         14,700
Regions Financial                          835         38,201           750         34,313
Reliastar Financial Corp                   500         22,063           400         17,650
Revco DS Inc+                              600         15,450           500         12,875
SCI Systems Inc+                           300         13,388           300         13,388
St Joe Paper Corp                          100          6,150           100          6,150
Saks Holdings Inc+                         200          6,825            --             --
Schuller Corp                               --             --           200          1,975
Schulman (A) Inc                           403          8,765           420          9,135
Scripps (E W) Co                           600         26,700           300         13,350
Security Capital Pacific Trust             600         12,525           600         12,525
Sensormatic Electronics                  1,035         19,018           870         15,986
Shaw Industries Inc                      1,560         23,400         1,130         16,950
Signet Banking Corp                        800         19,300           700         16,888
Southern Pacific Rail Corp+                761         21,689           649         18,497
SouthTrust Corp                          1,171         34,545         1,080         31,860
Spelling Entertainment Group Inc+           --             --            --             --
Standard Fed Bancorp                       400         16,750           400         16,750
Star Banc Corp                             400         31,500           300         23,625
State Street Boston Corp                 1,119         60,566           950         51,419
Stewart & Stevenson Services               364          7,235           280          5,565
Stewart Enterprises Inc Class A            450         15,300           450         15,300
Storage Technology Corp+                   659         24,960           635         24,051
Summit Bancorp                           1,203         46,616         1,070         41,463
Sunamerica Inc                             300         20,438           300         20,438
Sunbeam-Oster Co Inc                       500         10,875           500         10,875

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sungard Data Systems Inc+                  600   $     25,650           400   $     17,100
Symbol Technologies Inc+                   260         11,570           210          9,345
Synovus Financial Corp                   1,550         37,006         1,350         32,231
TIG Holdings Inc                           500         14,375           500         14,375
Talbots Inc                                200          6,850           100          3,425
Tecumseh Products Co Class A               241         12,653           190          9,975
Tele-Communications International
 Inc Class A+                              300          4,988           200          3,325
Tele-Communications Inc Liberty
 Media Group Class A+                    2,190         57,761         1,906         50,271
Terra Industries Inc                       500          6,625           400          5,300
Tidewater Inc                              565         21,682           450         17,269
Tosco Corp                                 457         21,936           280         13,440
Transatlantic Holdings Inc                 251         17,413           200         13,875
Travelers/Aetna Property & Casualty
 Corp Class A                              400         11,000           400         11,000
TriMas Corp                                200          4,650           200          4,650
Trinity Industries Inc                     522         16,900           440         14,245
Tyson Foods Inc Class A                  1,594         38,655         1,060         25,705
UAL Corp+                                  600         28,800           600         28,800
Ultramar Corp                              600         16,500           500         13,750
Unifi Inc                                  768         21,024           700         19,163
Union Planters Corp                        600         19,725           500         16,438
UnionBanCal Corp                           100          4,825           100          4,825
United Asset Management Corp               800         18,500           600         13,875
U.S. Industries Inc                        595         15,321           605         15,579
Unitrin Inc                                300         15,000           300         15,000
Universal Corp                             381          9,620           400         10,100
Universal Foods Corp                       279          7,986           320          9,160
Valero Energy Corp                         480         10,140           470          9,929
Vishay Intertechnology Inc                 420          8,453           520         10,465
Vons Co Inc+                               480         21,240           270         11,948
Vulcan Materials Co                        400         23,150           400         23,150
Wallace Computer Services Inc              490         13,291           600         16,275
Washington Federal Inc                     440          9,735           540         11,948
Washington Mutual Inc                      900         32,625           800         29,000
Washington Post Co Class B                 127         41,053           100         32,325
Weingarten Realty Investors                200          7,900           200          7,900
Weis Markets Inc                           200          6,825           100          3,413
Wesco Financial Corp                        --             --            --             --
Western Digital Corp+                      500         17,563           500         17,563
Western National Corp                      400          7,550           300          5,663
Wheelabrator Technologies Inc+           1,200         17,850         1,000         14,875
Wilmingtion Trust Corp                     392         12,838           410         13,428

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Witco Corp                                 716   $     21,659           680   $     20,570
Zions Bancorp                              200         17,250           200         17,250
Zurich Reinsurance Centre Holdings
 Inc+                                      200          5,975           100          2,988
                                                 ------------                 ------------
      TOTAL MEDIUM CAP VALUE STOCKS
                            - VALUE              $  4,822,393                 $  4,145,884
                            -  COST              $  4,282,635                 $  3,756,865
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                                   0.68%                        0.50%
AGL Resources Inc                          538   $     10,895           440   $      8,910
AES Corp                                   784         27,832           640         22,720
Allegheny Power System Inc               1,284         38,039         1,010         29,921
Atlantic Energy Inc                        569         10,100           460          8,165
Brooklyn Union Gas Co                      510         13,834           400         10,850
CMS Energy Corp                            921         27,515           740         22,108
Century Telephone Enterprise               567         19,207           460         15,583
Delmarva Power & Light Co                  640         13,120           510         10,455
El Paso Natural Gas Co                     398         16,567           320         13,320
Florida Progress Corp                    1,015         35,144           800         27,700
Frontier Corp                              783         23,099           630         18,585
Idaho Power Co                             402         13,216           320         10,520
Illinova Corp                              813         21,240           650         16,981
IPALCO Enterprises Inc                     607         16,389           480         12,960
Kansas City Power & Light Co               667         18,343           530         14,575
LG&E Energy Corp                           728         16,562           560         12,740
MCN Corp                                   616         16,478           500         13,375
Midamerican Energy Co                      451          7,160           367          5,826
Minnesota Power & Light Co                 349          9,379           270          7,256
Montana Power Co                           563         12,175           460          9,948
NIPSCO Industries Inc                      702         25,974           560         20,720
National Fuel Gas Co                       400         14,800           320         11,840
Nevada Power Co                            444          9,158           360          7,425
New England Electric System                695         22,674           560         18,270
New York State Electric & Gas              772         16,598           610         13,115
NEXTEL Communications Class A            1,068         17,489           880         14,410
Northeast Utilities                      1,340         17,085         1,070         13,643
Oklahoma Gas & Electric Co                 429         17,375           340         13,770
Pinnacle West Capital Corp                 941         27,054           750         21,563
Portland General Corp                      540         19,575           430         15,588
Potomac Electric Power Co                1,282         31,569         1,010         24,871
Public Service Company of Colorado         661         23,548           530         18,881
Puget Sound Power & Light Co               683         15,624           540         12,353
Ranger Oil Ltd                              --             --            --             --
SCANA Corp                               1,026         27,959           820         22,345

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Southern New England Telecom Corp          687   $     26,192           550   $     20,969
Southwestern Public Service Co             433         14,181           350         11,463
TECO Energy Inc                          1,265         30,202           990         23,636
Telephone & Data Systems Inc               566         24,126           450         19,181
Utilicorp United Inc                       491         14,178           380         10,973
Vanguard Cellular Systems Class A+         411          7,860           330          6,311
WPL Holdings Inc                           341         10,401           260          7,930
Washington Gas Light Co                    464         10,150           360          7,875
Wisconsin Energy Corp                    1,148         31,570           920         25,300
                                                 ------------                 ------------
    TOTAL MEDIUM CAP UTILITY STOCKS
                            - VALUE              $    821,636                 $    654,930
                            -  COST              $    720,962                 $    591,385
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                   0.11%                        0.05%
Alliance Semiconductor Corp                 --   $         --            --   $         --
Boyd Gaming Corp+                           --             --           200          2,325
Collins & Aikman Corp+                      --             --            --             --
Crompton & Knowles Corp                    550          8,250           340          5,100
Department 56 Inc+                         200          4,775           200          4,775
Earthgrains Co                              14            473            73          2,464
Flowers Industries Inc                     606         10,908           480          8,640
GenCorp Inc                                 --             --            --             --
Geon Co                                     --             --            --             --
Getchell Gold Corp+                         24          1,050            59          2,581
Home Shopping Network Inc+               1,025         11,019           810          8,708
HON Industries Inc                         353         12,443           270          9,518
Jacobs Engineering Group+                   --             --            --             --
Kaydon Corp                                 --             --            --             --
Lands End Inc+                              --             --            --             --
Lawter International Inc                    --             --            --             --
Lincoln Telecommunications                  --             --            --             --
MAXXAM Inc+                                 --             --            --             --
National Education Corp+                    52            943           118          2,139
OEA Inc+                                    --             --            --             --
Octel Communications+                       --             --            --             --
Precision Castparts Corp                    --             --            --             --
Primadonna Resorts Inc+                     --             --            --             --
Rollins Inc                                388          8,100           210          4,384
Sbarro Inc                                  --             --            --             --
Smith International Inc+                   414         14,387            --             --
Sotheby's Holdings Inc                     611          9,471            --             --
Structural Dynamics Research+              303          7,651            --             --
Superior Industries International
 Inc                                       322          7,567           260          6,110

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Symantec Corp+                             378   $      3,686           500   $      4,875
TCA Cable TV Inc                           266          6,916            --             --
Tencor Instruments+                        300          5,175           200          3,450
Tiffany & Co                               326         11,369            --             --
Valhi Inc                                   --             --            --             --
Wausau Paper Mills Co                      392          7,007           316          5,649
Williams-Sonoma Inc+                        --             --            --             --
                                                 ------------                 ------------
      TOTAL SMALL CAP GROWTH STOCKS
                            - VALUE              $    131,190                 $     70,718
                            -  COST              $    114,397                 $     75,429
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                                   0.23%                        0.15%
AnnTaylor Stores Inc+                      247   $      3,582           195   $      2,828
Argonaut Group Inc                          --             --           100          2,925
Bandag Inc                                  --             --           100          4,713
Bandag Inc Class A                         100          4,575           100          4,575
Bassett Furniture Industries                25            597            50          1,194
Best Buy Co Inc+                            --             --           100          2,200
Bob Evans Farms Inc                        468          6,845           360          5,265
Borders Group Inc+                          --             --            --             --
Breed Technologies Inc                      --             --            --             --
Brown Group Inc                             31            589           180          3,420
Burlington Industries Inc+                 729          9,842           477          6,440
Castle & Cooke Inc+                        215          3,279           136          2,074
Chesapeake Corp                            256          6,272           200          4,900
Exabyte Corp+                               --             --            --             --
Family Dollar Stores Inc                   620         10,540           480          8,160
Federal Mogul Corp                         396          6,831           300          5,175
Federal Realty Investment Trust             --             --            --             --
Ferro Corp                                 305          7,968           250          6,531
Fingerhut Co                               505          6,754           400          5,350
First Mississippi Corp                      35            941            84          2,258
Fuller H B Co                               --             --            --             --
Fund American Enterprises Inc+              --             --            --             --
Glatfelter (P H) Co                        486          8,870           280          5,110
Goulds Pumps Inc                            --             --            --             --
Granite Construction Inc                    --             --            --             --
Heilig-Meyers Co                           524          9,301           410          7,278
Highland Insurance Group+                   37            703            76          1,444
Houghton Mifflin Co                        152          7,220           120          5,700
Hunt (JB) Transport Services                --             --            --             --
IES Industries Inc                          --             --            --             --
Indiana Energy Inc                          --             --            --             --

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Information Resources Inc+                  --   $         --            --   $         --
Intelligent Electronics                     --             --            --             --
International Dairy Queen Class A           --             --            --             --
International Multifoods Corp               --             --            --             --
John Alden Financial Corp                   --             --            --             --
Keystone International Inc                 383          7,708           300          6,038
Lance Inc                                   --             --            --             --
Lawson Products Inc                         --             --            --             --
Lee Enterprises Inc                        498         10,209            --             --
Lukens Inc                                  --             --            --             --
MacFrugals Bargains Closeouts+              --             --            --             --
Mascotech Inc                               --             --           300          4,350
Measurex Corp                               --             --            --             --
Meyer (Fred) Inc+                           --             --            --             --
Michaels Stores Inc                         --             --            --             --
Miller (Herman) Inc                        269         10,092           210          7,878
Mobile Telecommunication
 Technologies Corp+                         --             --           400          5,550
Modine Manufacturing Co                    309          7,957           250          6,438
Morrison Health Care Inc                   128          1,568            66            809
NCH Corp                                    --             --            --             --
National Presto Industries Inc+             --             --            --             --
New World Communications Group Inc+          --            --           200          4,613
Novacare Corp+                              --             --            --             --
Old National Bancorp                       315         11,576           210          7,718
Oregon Steel Mills Inc                      --             --            --             --
Overseas Shipholding Group                 393          7,369           310          5,813
Parker & Parsley Petroleum                 376          9,306           297          7,351
Parker Drilling Co+                         --             --            --             --
Pentair Corp                                --             --            --             --
Phillips Van Heusen Corp                    --             --            --             --
Physician Corp of America+                 400          5,300           300          3,975
Pittston Burlington Group                   61          1,167           160          3,060
Public Service Company of New
 Mexico+                                    --             --            --             --
Quaker State Corp                           --             --            --             --
Roadway Express Inc+                        46            730           158          2,508
Rohr Industries Inc+                        --             --            --             --
Ruby Tuesday Inc                           192          3,984           100          2,075
Ruddick Corp                                --             --            --             --
Savannah Foods & Industries                 --             --            --             --
Schweitzer-Mauduit International
 Inc+                                       20            640            92          2,944
Seagull Energy Corp+                       391          7,038           310          5,580
Sequent Computer Systems+                  340          3,825            --             --
Service Merchandise Co+                    771          3,566            --             --

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Skyline Corp                                20   $        508            44   $      1,117
Smucker (J M) Co Class A                   305          5,033            --             --
Southdown Inc+                             175          4,069            --             --
Standard Register Co                       301          8,240            --             --
Stanhome Inc                               220          5,610           170          4,335
Stratus Computer Inc+                      261          4,894           210          3,938
Teleflex Inc                               175          8,050            --             --
Thiokol Inc                                216          9,693            --             --
VLSI Technology Inc+                       500          7,000           400          5,600
Varco International Inc+                   292          4,709            --             --
Waban Inc+                                 365          7,756            --             --
Watts Industries Inc Class A+              308          5,737            --             --
Wellman Inc                                363          7,487           280          5,775
Xtra Corp                                  200          8,675           200          8,675
Zenith Electronic Corp+                     44            649            89          1,313
Zurn Industries Inc                         22            454            46            949
                                                 ------------                 ------------
       TOTAL SMALL CAP VALUE STOCKS
                            - VALUE              $    275,308                 $    195,942
                             - COST              $    295,471                 $    215,332
MICRO CAP STOCKS
PERCENT OF NET ASSETS                                   0.01%                        0.01%
Bally Total Fitness Holding Corp+           26   $        111            76   $        323
Crown Vantage Inc+                          21            215            48            492
Dave & Buster's Inc+                        --             --            --             --
Edison Brothers Stores Inc                  --             --            --             --
Ennis Business Forms Inc                    --             --            --             --
Genzyme Corp -- Tissue Repair+              35            284            --             --
Gibson Greeting Inc+                        --             --            --             --
Golden Books Family Entertainment
 Inc+                                      234          2,633            --             --
Hancock Fabrics                             --             --            --             --
Handleman Co                                59            347           132            776
Hartmarx Corp+                              81            395           230          1,121
Host Marriot Services Corp+                240          1,680           240          1,680
International Technology+                   --             --            --             --
MagneTek Inc+                               --             --            --             --
Michael Foods Inc                           --             --            --             --
Mid-American Waste Systems Inc+             --             --            --             --
Morrison Fresh Cooking Inc                  96            540            50            281
Morrison Knudsen Corp+                      55             34           229            143
NPC International Inc                       --             --            --             --
Oshkosh B'Gosh Inc Class A                  26            442            49            833
Rollins Environmental Services+            131            409           353          1,103
SPX Corp                                    22            613            46          1,282

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sequa Corp Class A+                        110   $      4,813            --   $         --
Sizzler International Inc                  254            635            --             --
Strattec Security Corp+                     10            138            28            385
Topps Inc+                                 512          2,432            --             --
Transport Holding Inc Class A+               4            196            10            490
XOMA Corp+                                 188          1,116            --             --
                                                 ------------                 ------------
TOTAL MICRO CAP STOCKS - VALUE                   $     17,033                 $      8,909
                       - COST                    $     17,918                 $     11,674
INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                                   5.36%                        9.07%
Alcatel Alsthom Compagnie Generale
 d'Electricite ADR (France)+            11,450   $    177,475        21,300   $    330,150
Allied Irish Banks PLC ADR
 (Ireland)                               1,400         48,475         2,500         86,563
BAT Industries PLC ADR (UK)              9,700        128,525        17,800        235,850
Banco Bilbao Vizcaya ADR (Spain)           950         39,544         1,600         66,600
Banco Central Hispanoamericano SA
 ADR (Spain)                             1,100         11,413         2,000         20,750
Banco Santander SA ADR (Spain)             700         35,700         1,400         71,400
Barclays PLC ADR (UK)                    1,650         94,875         3,100        178,250
Benetton Group SpA ADR (Italy)+          5,350        119,038         9,800        218,050
British Airways PLC ADR (UK)             1,600        131,600         2,800        230,300
British Petroleum Co PLC ADR (UK)        1,224        144,147         2,250        264,952
British Gas PLC ADR (UK)                 3,600        117,000         6,700        217,750
British Steel PLC ADR (UK)                 850         24,756         1,500         43,688
British Telecommunications PLC ADR
 (UK)                                    3,700        216,913         6,700        392,788
Broken Hill Proprietory Co Ltd ADR
 (Australia                              3,680        100,740         7,460        204,218
Coles Myer Ltd ADR (Australia)           2,424         68,175         4,332        121,838
Courtaulds PLC ADR (UK)                 19,700        132,975        36,100        243,675
Daimler-Benz Aktiengesellschaft ADR
 (Germany)                              17,350        945,575        32,000      1,744,000
ELF Aquitaine ADR (France)+              9,550        348,575        17,700        646,050
Fiat SpA ADR (Italy)                     7,700        120,313        14,300        223,438
Glaxo Holdings Plc ADR (UK)              7,400        210,900        13,600        387,600
Grand Metropolitan PLC ADR (UK)          7,547        218,863        13,948        404,492
Hanson Finance PLC                       8,550        107,944        15,900        200,738
Hong Kong Telecommunications Ltd
 ADR (Hong Kong)                        21,916        369,825        40,708        686,949
Imperial Chemical Industries PLC
 ADR (UK)                                2,100        106,313         3,900        197,438
KLM Royal Dutch Airlines ADR
 (Netherlands)+                            507         14,133         1,110         30,941
Montedison Spa ADR+                      2,646         16,868         6,292         40,112
National Australia Bank Ltd ADS
 (Australia)                             2,050        100,963         3,700        182,225
News Corporation Ltd ADR
 (Australia)                             1,450         30,813         2,700         57,375
Novo-Nordisk A/S ADR (Denmark)           4,150        159,775         7,600        292,600

                                       138

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PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Philips Electronics NV
 (Netherlands)                           2,000   $     67,750         3,500   $    118,563
Premier Farnell Plc ADR+                   626         12,677         1,084         21,951
RTZ PLC ADR (UK)                         2,800        170,100         5,100        309,825
Repsol SA ADR (Spain)                    1,850         60,356         3,400        110,925
Rhone-Poulenc SA ADR (France)            4,484        118,272         8,268        218,081
Royal Dutch Petroleum Co ADR
 (Netherlands)                           1,889        282,169         3,617        540,289
Smithkline Beecham Plc ADR (UK)          2,150        125,238         3,800        221,350
Telecommunications of New Zealand
 Corp ADR (New Zealand)                    850         65,025         1,600        122,400
Telefonica de Espana ADR (Spain)         2,450        135,669         4,500        249,188
Total Compagnie Francaise des
 Petroles SA ADR (France)+               4,025        149,439         7,451        276,604
Unilever NV (Netherlands)                5,605        804,318        10,283      1,475,611
Vodafone Group Plc ADR (UK)              1,850         70,069         3,500        132,563
WMC Limited ADR                          1,750         49,219         3,100         87,188
Westpac Banking Corp ADR
 (Australia)                             1,750         41,563         3,400         80,750
                                                 ------------                 ------------
TOTAL INTERNATIONAL STOCKS
 (EXCEPT JAPAN)             - VALUE              $  6,494,075                 $ 11,986,068
                           - COST                $  6,224,254                 $ 11,565,370
JAPANESE STOCKS
PERCENT OF NET ASSETS                                   1.57%                        2.66%
CSK Corp ADR                             2,250   $     68,906         4,100   $    125,563
Canon Inc ADR                              700         64,838         1,250        115,781
Fuji Photo Film Co Ltd ADR               1,800         54,000         3,400        102,000
Hitachi Ltd ADR                            600         55,050         1,000         91,750
Honda Motor Co Ltd ADR                   1,400         64,575         2,600        119,925
Ito Yokado Co Ltd ADR                      750        157,875         1,300        273,650
Japan Air Lines Co ADR                  11,700        171,113        21,600        315,900
Kirin Brewery Co ADR                     1,900        195,700         3,550        365,650
Kubota Corp ADR                            100         13,250           100         13,250
Kyocera Corp ADR                           250         34,000           600         81,600
Makita Corp ADR                          2,950         42,038         5,350         76,238
Matsushita Electric Industrial Co
 Ltd ADR                                   250         42,531           550         93,569
Mitsui & Co Ltd ADR                      1,250        210,000         2,300        386,400
NEC Corp ADR                             1,250         67,188         2,300        123,625
Nippon Telephone & Telegraph ADR         2,436         88,305         4,611        167,149
Nissan Motor Co Ltd ADR                  3,100         46,113         5,700         84,788
Pioneer Electronics Corp                 2,450         51,144         4,450         92,894
SONY Corp ADR                              800         50,600         1,550         98,038

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tokio Marine & Fire Insurance Co
 ADR                                     5,700   $    329,175        10,600   $    612,150
Toyota Motor Corp ADR                    2,000         96,250         3,700        178,063
                                                 ------------                 ------------
TOTAL JAPANESE STOCKS - VALUE                    $  1,902,651                 $  3,517,983
                      - COST                     $  1,911,566                 $  3,617,674
TOTAL COMMON STOCKS - VALUE                      $ 27,308,013                 $ 62,452,158
                     - COST                      $ 24,674,088                 $ 57,294,725

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                     Shares         Value         Shares         Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)


                  LIFEPATH MASTER PORTFOLIIOS--AUGUST 31, 1996

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                    Principal       Value        Principal       Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LONG-TERM GOVERNMENT BONDS
PERCENT OF NET ASSETS                                   3.40%                        6.80%
U.S. Treasury Bonds,
 6.25% -- 11.75%,
 05/15/21 - 11/15/24               $ 3,550,000   $  4,126,214   $ 7,950,000   $  8,994,242
LONG-TERM GOVERNMENT BONDS
                            - VALUE              $  4,126,214                 $  8,994,242
                             - COST              $  4,358,719                 $  9,298,911
INTERMEDIATE-TERM GOVERNMENT
 BONDS
PERCENT OF NET ASSETS                                  73.26%                       45.32%
U.S. Treasury Notes,
 4.75% -- 9.13%,
 09/30/97 - 7/15/06                $88,150,000   $ 88,834,542   $59,450,000   $ 59,908,073
INTERMEDIATE-TERM GOVERNMENT
   BONDS                    - VALUE              $ 88,834,542                 $ 59,908,073
                             - COST              $ 90,121,403                 $ 60,521,139

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                   LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996

LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000                LifePath 2010
                                   --------------------------   --------------------------
                                    Principal       Value        Principal       Value
------------------------------------------------------------------------------------------
COMMON STOCKS
MONEY MARKET SECURITIES
PERCENT OF NET ASSETS                                   0.62%                        0.54%
U.S. Treasury Bills,
 5.06% - 5.22%++,
 09/19/96 - 11/21/96               $  754,000    $    747,206   $  725,000    $    717,867
MONEY MARKET SECURITIES - VALUE                  $    747,206                 $    717,867
                         - COST                  $    747,038                 $    717,717
                                                 ------------                 ------------
TOTAL INVESTMENT IN SECURITIES
 (NOTES 1 AND 3)          - VALUE                $121,015,975                 $132,072,340
                         - COST**                $119,901,248                 $127,832,492
                                                 ------------                 ------------
TOTAL INVESTMENT IN SECURITIES          99.80%   $121,015,975        99.90%   $132,072,340
Other Assets and Liabilities, Net        0.20         242,156         0.10         126,799
                                   ----------    ------------   ----------    ------------
TOTAL NET ASSETS                       100.00%   $121,258,131       100.00%   $132,199,139
                                   ==========    ============   ==========    ============

------------------------------------------------------------------------------

 + Non-income earning securities.

++ Yield to Maturity.

 * These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.

** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation                     $ 3,823,338                 $  7,608,558
Gross Unrealized Depreciation                      (2,708,611)                  (3,368,710)
                                                  -----------                 ------------
GROSS UNREALIZED
  APPRECIATION/DEPRECIATION                       $ 1,114,727                 $  4,239,848
                                                  ===========                 ============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS - 90.65%
      17,629   AMR Corp+                               $  1,250,707    $  1,445,578
     316,096   AT & T Corp                               17,892,993      16,595,040
     154,663   Abbott Laboratories                        5,102,419       6,979,168
      26,297   Advanced Micro Devices+                      654,687         335,287
      29,416   Aetna Inc                                  2,258,770       1,945,133
      22,888   Ahmanson (H F) & Co                          466,685         577,922
      21,971   Air Products & Chemicals Inc               1,039,363       1,202,912
      98,060   Airtouch Communications+                   2,607,286       2,696,650
       5,434   Alberto-Culver Co Class B                    144,335         224,832
      49,524   Albertson's Inc                            1,478,015       2,098,580
      44,482   Alcan Aluminium Ltd                        1,152,708       1,395,623
      25,173   Alco Standard Corp                           903,684       1,098,172
       8,663   Alexander & Alexander Services               176,829         136,442
      34,342   Allegheny Teledyne Inc+                      510,632         695,426
      12,717   Allergan Inc                                 342,983         494,373
      55,614   Allied Signal Inc                          2,219,026       3,434,165
      87,533   Allstate Corp                              2,591,790       3,906,160
      37,241   Alltel Corp                                1,129,196       1,052,058
      34,594   Aluminum Co of America                     1,499,303       2,149,152
      16,601   ALZA Corp+                                   401,728         454,452
      18,341   Amerada Hess Corp                            917,094         933,098
      23,136   Amdahl Corp+                                 182,228         229,914
      34,850   American Brands Inc                        1,270,616       1,415,781
      36,675   American Electric Power Inc                1,250,756       1,522,013
      95,033   American Express Corp                      3,110,556       4,157,694
      40,851   American General Corp                      1,268,130       1,491,062
      14,737   American Greetings Corp Class A              423,639         379,478
     124,428   American Home Products Corp                4,460,993       7,372,359
      93,128   American International Group Inc           6,429,416       8,847,160
      29,475   American Stores Co                           785,593       1,212,159
     109,272   Ameritech Corp                             4,821,143       5,641,167
      52,333   Amgen Inc+                                 1,659,838       3,048,397
      42,789   AMP Inc                                    1,555,102       1,636,679
      97,630   Amoco Corp                                 6,010,053       6,736,470
      11,823   Andrew Corp+                                 280,609         526,124
      49,802   Anheuser-Busch Inc                         2,706,109       3,772,502
      21,355   Aon Corp                                   1,158,897       1,078,428
      24,365   Apple Computer Inc                           819,201         590,851
      35,284   Applied Materials Inc+                     1,134,053         855,637
     107,365   Archer-Daniels-Midland Co                  1,624,776       1,905,724
      20,579   Armco Inc+                                   127,153          90,033

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
       7,252   Armstrong World Industries Inc          $    354,335    $    448,718
       8,259   ASARCO Inc                                   231,941         213,702
      12,582   Ashland Inc                                  440,607         467,107
      31,669   Atlantic Richfield Corp                    3,455,583       3,697,356
       9,019   Autodesk Inc                                 287,529         207,437
      56,978   Automatic Data Processing                  1,705,819       2,371,709
      10,454   Avery Dennison Corp                          371,797         534,461
      26,470   Avon Products Inc                            847,054       1,267,251
      28,013   Baker Hughes Inc                             627,178         847,393
       5,860   Ball Corp                                    172,262         138,443
       9,753   Bally Entertainment Corp+                     99,773         265,769
      29,032   Baltimore Gas & Electric Co                  704,384         754,832
      88,937   Banc One Corp                              2,847,839       3,412,957
      30,595   Bank of Boston Corp                        1,167,695       1,613,886
      76,636   Bank of New York Inc                       1,469,712       2,136,229
      71,936   BankAmerica Corp                           3,754,511       5,575,040
      15,685   Bankers Trust N Y Corp                     1,077,501       1,219,509
      11,257   Bard (C R) Inc                               306,325         348,967
      70,254   Barrick Gold Corp                          1,838,884       1,896,858
      18,468   Barnett Banks Inc                            904,681       1,211,963
      44,413   Battle Mountain Gold Co                      378,578         377,511
      11,112   Bausch & Lomb Inc                            456,729         368,085
      53,497   Baxter International Inc                   1,651,594       2,387,304
      36,989   Bay Networks Inc+                          1,702,580       1,017,198
      25,084   Becton Dickinson & Co                        633,728       1,025,309
      86,184   Bell Atlantic Corp                         4,940,712       4,847,850
     195,591   BellSouth Corp                             6,217,981       7,090,174
      10,264   Bemis Co Inc                                 257,841         306,637
      10,507   Beneficial Corp                              442,318         592,332
      21,822   Bethlehem Steel Corp+                        384,129         223,676
      19,705   Beverly Enterprises                          248,852         201,976
      22,742   Biomet Inc+                                  281,139         355,344
      17,187   Black & Decker Corp                          436,014         678,887
      20,266   Block (H & R) Inc                            813,997         506,650
      31,085   Boatmen's Bancshares Inc                   1,095,626       1,655,276
      68,032   Boeing Co                                  3,708,326       6,156,896
       9,420   Boise Cascade Corp                           275,032         317,925
      34,969   Boston Scientific Corp+                    1,051,063       1,604,203
       5,672   Briggs & Stratton Corp                       203,299         246,732
      98,919   Bristol-Myers Squibb Co                    6,212,798       8,680,142
      13,528   Brown-Forman Corp Class B                    428,360         490,390

               MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      41,822   Browning-Ferris Industries Inc          $  1,286,174    $  1,066,461
      19,151   Brunswick Corp                               396,538         404,565
      29,889   Burlington Northern Santa Fe               1,752,814       2,391,120
      24,876   Burlington Resources Inc                   1,028,583       1,060,340
      15,020   CIGNA Corp                                 1,200,406       1,744,198
      28,638   CPC International Inc                      1,542,698       1,972,442
      41,630   CSX Corp                                   1,653,549       2,107,519
      48,446   CUC International Inc+                     1,454,088       1,665,331
      14,196   Cabletron Systems Inc+                       808,308         865,956
       7,654   Caliber System Inc                           382,842         132,988
      49,013   Campbell Soup Co                           2,149,866       3,191,972
      29,975   Carolina Power & Light Co                    865,229       1,045,378
      14,213   Case Corp                                    638,870         646,692
      38,123   Caterpillar Inc                            2,112,327       2,625,722
       5,556   Centex Corp                                  160,747         178,487
      41,205   Central & South West Corp                  1,060,934       1,086,782
      13,361   Ceridian Corp+                               448,552         569,513
      18,823   Champion International Corp                  733,071         809,389
      20,014   Charming Shoppes Inc+                        170,086         133,844
      85,769   Chase Manhattan Bank                       3,880,097       6,379,069
     128,384   Chevron Corp                               5,999,221       7,558,608
     147,132   Chrysler Corp+                             3,699,729       4,285,220
      34,508   Chubb Corp                                 1,439,796       1,531,293
       7,790   Cincinnati Milacron Inc                      188,260         153,853
      30,991   Cinergy Corp                                 762,928         929,730
      19,248   Circuit City Stores Inc                      502,078         606,312
     126,240   Cisco Systems Inc+                         3,455,210       6,659,160
      95,661   Citicorp                                   5,162,402       7,963,778
      10,255   Clorox Co                                    608,299         960,124
      20,725   Coastal Corp                                 636,422         821,228
     490,990   Coca-Cola Co                              13,205,773      24,549,500
      28,807   Colgate-Palmolive Co                       1,799,063       2,340,569
      10,831   Columbia Gas System Inc+                     355,324         609,244
      88,058   Columbia HCA Healthcare Corp               3,821,644       4,964,270
      47,077   Comcast Corp Class A                         871,875         759,117
      23,180   Comerica Inc                                 876,739       1,130,025
       8,329   Community Psychiatric Centers+               100,317          66,632
      52,763   Compaq Computer Corp+                      1,923,849       2,987,705
               Computer Associates International
      71,362   Inc+                                       1,744,950       3,746,505
      14,766   Computer Sciences Corp+                      792,998       1,033,620
      47,853   ConAgra Inc                                1,568,938       2,015,808

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      15,388   Conrail Inc                             $    909,651    $  1,048,308
      46,229   Consolidated Edison Co                     1,375,459       1,207,733
       8,498   Consolidated Freightways                     201,420         195,454
      18,409   Consolidated Natural Gas Co                  765,336       1,000,989
      21,238   Cooper Industries Inc                        833,219         860,139
      16,314   Cooper Tire & Rubber Co                      407,946         318,123
       7,398   Coors (Adolph) Co Class B                    135,681         147,960
      43,599   CoreStates Financial Corp                  1,509,864       1,803,909
      45,435   Corning Inc                                1,489,567       1,692,454
       5,894   Crane Co                                     180,732         235,760
      25,190   Crown Cork & Seal Co+                      1,073,863       1,177,633
       7,796   Cummins Engine Co Inc                        333,592         293,325
      18,131   Cyprus Amax Minerals                         512,124         385,284
      22,812   DSC Communications Corp+                     682,081         678,657
      28,576   DTE Energy Co                                841,861         814,416
      20,029   Dana Corp                                    566,827         600,870
      31,364   Darden Restaurants Inc+                      335,080         250,912
       7,505   Data General Corp+                            74,473          84,431
      42,517   Dayton-Hudson Corp                         1,085,614       1,466,837
      32,818   Dean Witter Discover & Co                  1,416,299       1,640,900
      51,657   Deere & Co                                 1,401,567       2,053,366
      15,515   Delta Air Lines Inc                        1,023,502       1,099,626
      16,206   Deluxe Corp                                  496,406         619,880
      30,164   Digital Equipment Corp+                    1,115,309       1,165,085
               Dillard Department Stores Inc
      22,273   Class A                                      707,261         757,282
     133,467   Disney (Walt) Co                           7,321,802       7,607,619
      34,833   Dominion Resources Inc                     1,367,469       1,301,883
      30,255   Donnelley (R R) & Sons Co                    958,125         987,069
      22,401   Dover Corp                                   717,694         982,844
      49,200   Dow Chemical Co                            3,452,545       3,923,700
      19,176   Dow Jones & Co Inc                           653,658         750,261
      35,686   Dresser Industries Inc                       818,921       1,034,894
     110,256   DuPont (E I) de Nemours                    7,073,399       9,054,774
      40,287   Duke Power Co                              1,625,267       1,883,417
      33,383   Dun & Bradstreet Corp                      1,939,906       1,923,695
       9,320   EG & G Inc                                   160,089         174,750
      45,447   EMC Corp+                                    986,095         874,855
       3,931   Eastern Enterprises                          107,995         143,973
      15,628   Eastman Chemical Co                          833,523         873,215
      68,082   Eastman Kodak Co                           3,643,703       4,935,945
      15,326   Eaton Corp                                   821,303         848,677

               MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      12,118   Echlin Inc                              $    388,023    $    369,599
      25,699   Echo Bay Mines Ltd                           293,064         255,384
      12,563   Ecolab Inc                                   296,743         381,601
      87,595   Edison International                       1,456,628       1,521,963
      44,055   Emerson Electric Co                        2,881,154       3,689,606
      28,231   Engelhard Corp                               555,808         575,207
      49,393   Enron Corp                                 1,658,215       1,981,894
      13,507   Enserch Corp                                 213,375         271,828
      44,808   Entergy Corp                               1,255,633       1,137,003
     244,297   Exxon Corp                                16,283,190      19,879,668
       7,279   FMC Corp+                                    430,923         465,856
      36,118   FPL Group Inc                              1,306,979       1,598,222
      11,157   Federal Express Corp+                        763,805         835,380
      35,161   Federal Home Loan Mortgage Corp            2,236,169       3,107,353
     214,847   Federal National Mortgage Assoc            4,963,132       6,660,257
      40,802   Federated Department Stores Inc+           1,137,856       1,412,769
      20,096   Fifth Third Bancorp                        1,170,578       1,065,088
      27,743   First Bank System Inc                      1,473,057       1,782,488
      62,247   First Chicago NBD Corp                     1,990,186       2,653,278
      43,901   First Data Corp                            2,627,891       3,424,278
      56,025   First Union Corp                           2,540,408       3,578,597
      51,801   Fleet Financial Group Inc                  1,766,301       2,162,692
       6,692   Fleetwood Enterprises Inc                    145,895         185,703
       7,332   Fleming Co Inc                               191,780         117,312
      16,400   Fluor Corp                                   868,198       1,049,600
     231,233   Ford Motor Co                              7,000,393       7,746,306
       8,020   Foster Wheeler Corp                          302,371         345,863
               Freeport McMoRan Copper & Gold
      38,301   Inc
               Class B                                    1,057,800       1,125,092
      14,960   Fruit of the Loom Inc Class A+               388,317         415,140
      23,682   GPU Inc                                      721,210         745,983
     191,839   GTE Corp                                   6,706,392       7,553,661
      27,657   Gannett Co Inc                             1,491,020       1,853,019
      56,714   Gap Inc                                    1,144,870       1,984,990
      12,465   General Dynamics Corp                        575,753         799,318
     327,048   General Electric Co                       18,089,395      27,185,865
      24,814   General Instrument Corp+                     679,403         679,283
      31,378   General Mills Inc                          1,564,530       1,725,790
     148,667   General Motors Corp                        7,366,322       7,396,183
      15,952   General Re Corp                            1,976,562       2,311,046
       9,674   General Signal Corp                          334,322         388,169

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      23,952   Genuine Parts Co                        $    901,687    $  1,026,942
      17,943   Georgia-Pacific Corp                       1,237,238       1,334,511
      11,685   Giant Food Inc Class A                       292,631         392,908
       6,679   Giddings & Lewis Inc                         124,159          86,827
      87,483   Gillette Co                                3,344,765       5,577,041
      11,609   Golden West Financial                        500,323         644,300
      10,354   Goodrich (B F) Co                            267,222         388,275
      30,526   Goodyear Tire & Rubber Co                  1,229,713       1,392,749
      19,299   Grace (W R) & Co                             957,667       1,266,497
      10,032   Grainger (W W) Inc                           632,090         677,160
       7,398   Great Atlantic & Pacific Tea Co              188,105         197,897
      12,673   Great Lakes Chemical Corp                    793,968         728,698
      26,961   Great Western Financial Corp                 530,686         667,285
      26,879   Green Tree Financial Inc                     913,805         934,045
      23,764   HFS Inc                                    1,567,808       1,422,870
      22,598   Halliburton Co                               844,476       1,189,220
      14,171   Harcourt General Inc                         533,693         678,437
       5,963   Harland (John H) Co                          135,341         149,820
       9,208   Harnischfeger Industries Inc                 261,519         347,602
      20,199   Harrah's Entertainment Inc+                  518,697         383,781
       7,630   Harris Corp                                  367,362         469,245
      17,063   Hasbro Inc                                   559,062         627,065
      72,735   Heinz (H J) Co                             1,883,460       2,291,153
       4,835   Helmerich & Payne Inc                        141,937         190,983
      21,378   Hercules Inc                                 909,560       1,063,556
      15,219   Hershey Foods Corp                           790,563       1,325,955
     200,602   Hewlett Packard Co                         5,612,749       8,776,338
       9,622   Hilton Hotels Corp                           613,260       1,028,351
      94,037   Home Depot Inc                             4,116,267       4,995,716
      28,810   Homestake Mining Co                          537,880         475,365
      24,993   Honeywell Inc                                954,420       1,452,718
      19,078   Household International Inc                  832,050       1,511,932
      51,671   Houston Industries Inc                     1,015,285       1,123,844
      31,999   Humana Inc+                                  883,694         599,981
      23,147   ITT Hartford Group Inc+                      930,788       1,221,004
      23,147   ITT Industries Inc                           425,217         529,488
      23,147   ITT Corp+                                    986,290       1,232,578
      23,422   Illinois Tool Works Inc                    1,112,745       1,619,046
      33,089   Inco Ltd                                     970,527       1,067,120
      21,497   Ingersoll-Rand Co                            788,061         918,997
       9,453   Inland Steel Industries Inc                  293,739         163,064

               MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
     161,491   Intel Corp                              $  6,597,576    $ 12,889,000
       8,967   Intergraph Corp+                              99,247          81,824
               International Business Machines
     106,925   Corp                                       8,145,274      12,229,547
               International Flavors &
      21,862   Fragrances                                   949,931         940,066
      58,724   International Paper Co                     2,091,019       2,348,960
      15,576   Interpublic Group Cos Inc                    536,567         704,814
      16,721   James River Corp                             358,854         434,746
      13,963   Jefferson-Pilot Corp                         525,693         717,349
     262,150   Johnson & Johnson                          7,617,959      12,910,888
       8,133   Johnson Controls Inc                         451,994         573,377
       7,539   Jostens Inc                                  142,169         140,414
      94,571   K Mart Corp                                1,442,482         945,710
       7,576   Kaufman & Broad Home Corp                    115,777          92,806
      41,794   Kellogg Co                                 2,513,607       2,821,095
      10,026   Kerr-McGee Corp                              514,436         575,242
      45,571   KeyCorp                                    1,486,628       1,828,536
      55,286   Kimberly-Clark Corp                        2,875,298       4,333,040
       7,405   King World Productions+                      287,680         261,026
      19,244   Knight-Ridder Inc                            545,889         649,485
      24,454   Kroger Co+                                   671,284       1,036,238
      25,121   LSI Logic Corp+                              895,950         549,522
      61,575   Laidlaw Inc Class B                          563,655         592,659
     108,336   Lilly (Eli) & Co                           3,842,283       6,202,236
      53,193   Limited Inc                                1,006,076         984,071
      20,480   Lincoln National Corp                        882,354         906,240
      14,396   Liz Claiborne Inc                            352,118         500,261
      39,098   Lockheed Martin Corp                       2,061,972       3,289,119
      23,185   Loews Corp                                 1,402,579       1,733,079
       3,892   Longs Drug Stores Corp                       140,769         155,680
       6,666   Louisiana Land & Exploration Co              281,234         379,129
      21,294   Louisiana-Pacific Corp                       634,397         463,145
      33,856   Lowe's Co Inc                              1,110,233       1,223,048
       4,547   Luby's Cafeterias Inc                        101,960         107,423
      43,853   MBNA Corp                                    844,045       1,332,035
     135,910   MCI Communications                         3,330,154       3,414,739
      11,527   MGIC Investment Corp                         722,312         730,524
      14,579   Mallinckrodt Group Inc                       489,131         590,450
      12,360   Manor Care Inc                               350,852         424,875
      14,310   Marsh & McLennan Companies Inc             1,219,145       1,330,830
      25,146   Marriott International                       811,009       1,379,887
      31,522   Masco Corp                                   885,574         918,078

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      54,447   Mattel Inc                              $  1,031,912    $  1,436,040
      49,155   May Co Department Stores Co                1,824,793       2,236,553
      21,047   Maytag Corp                                  376,393         423,571
      10,590   McDermott International Inc                  255,722         219,743
     137,761   McDonald's Corp                            4,632,229       6,388,666
      43,678   McDonnell Douglas Corp                     1,166,899       2,189,360
      19,730   McGraw-Hill Inc                              719,611         808,930
      10,480   Mead Corp                                    508,107         599,980
      46,019   Medtronic Inc                              1,422,796       2,392,988
      26,986   Mellon Bank Corp                           1,136,424       1,494,350
      20,669   Melville Corp                                783,741         873,265
       7,229   Mercantile Stores Co Inc                     292,924         381,330
     241,481   Merck & Co Inc                             9,833,852      15,847,191
       5,432   Meredith Corp                                143,229         233,576
      33,713   Merrill Lynch & Co Inc                     1,509,218       2,064,921
     116,874   Microsoft Corp+                            8,046,396      14,317,065
      40,897   Micron Electronics Inc+                    1,186,580         930,407
       8,652   Millipore Corp                               242,555         330,939
      82,268   Minnesota Mining & Manufacturing Co        4,391,683       5,655,925
      77,584   Mobil Corp                                 6,950,742       8,747,596
     115,895   Monsanto Co                                2,079,571       3,723,127
      19,684   Moore Corp Ltd                               365,858         344,470
      36,926   Morgan (J P) & Co Inc                      2,544,827       3,235,641
      30,251   Morgan Stanley Group                       1,498,744       1,444,485
      28,941   Morton International Inc                     866,178       1,074,435
     116,432   Motorola Inc                               6,259,554       6,214,558
       1,776   NACCO Industries Inc Class A                  96,683          86,136
      13,254   Nalco Chemical Co                            436,802         425,785
      43,464   National City Corp                         1,379,015       1,635,333
      26,393   National Semiconductor+                      509,056         484,971
       9,398   National Service Industries Inc              264,148         357,124
      58,913   NationsBank                                3,427,958       5,014,969
      14,809   Navistar International Corp+                 233,685         144,388
      19,196   New York Times Co Class A                    491,867         599,875
      31,201   Newell Co                                    703,596         971,131
      19,551   Newmont Mining Corp                          871,858       1,033,759
      28,076   Niagara Mohawk Power Corp                    434,119         231,627
       9,816   NICOR Inc                                    260,638         307,977
      28,165   Nike Inc Class B                           1,104,484       3,041,820
      26,547   NorAm Energy Corp                            202,279         388,250
      15,989   Nordstrom Inc                                652,397         623,571

               MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      25,057   Norfolk Southern Corp                   $  1,708,043    $  2,089,127
      13,452   Northern States Power Co                     593,978         613,748
      50,610   Northern Telecom Ltd                       1,736,608       2,524,174
      11,108   Northrop Grumman Corp                        538,206         796,999
      71,972   Norwest Corp                               2,074,732       2,707,947
      71,964   Novell Inc+                                1,306,221         751,124
      17,280   Nucor Corp                                 1,001,833         807,840
      85,920   NYNEX Corp                                 3,644,037       3,705,300
      62,784   Occidental Petroleum Corp                  1,315,644       1,459,728
      29,999   Ohio Edison Co                               622,305         629,979
       5,237   ONEOK Inc                                    106,978         143,363
     128,659   Oracle Systems Corp+                       2,626,159       4,535,230
      20,565   Oryx Energy Co+                              319,851         359,888
       3,931   Outboard Marine Corp                          79,701          65,844
      10,182   Owens Corning Fiberglass Corp                378,327         370,370
      43,702   PECO Energy Co                             1,211,210       1,026,997
      67,056   PNC Bank Corp                              1,996,777       2,095,500
      31,394   PP & L Resources Inc                         807,400         706,365
      37,160   PPG Industries Inc                         1,507,052       1,834,775
       7,584   PACCAR Inc                                   371,192         343,176
      16,499   Pacific Enterprises                          380,860         492,908
      81,981   Pacific Gas & Electric Co                  2,218,559       1,854,820
      84,234   Pacific Telesis Group                      2,576,170       2,727,076
      57,736   PacifiCorp                                 1,071,388       1,161,937
      22,678   Pall Corp                                    437,196         532,933
      29,719   Panenergy Corp                               703,111         984,442
      14,628   Parker Hannifin Corp                         446,214         570,492
      44,172   Penney (J C) Co Inc                        2,190,894       2,335,595
       9,096   Pennzoil Co                                  456,515         485,499
       6,802   Peoples Energy Corp                          191,098         231,268
      12,117   Pep Boys-Manny Moe & Jack                    357,966         405,920
     308,312   Pepsico Inc                                6,336,367       8,863,970
       8,472   Perkin-Elmer Corp                            294,032         439,485
     100,224   Pharmacia and Upjohn Inc+                  3,115,599       4,209,408
     125,343   Pfizer Inc                                 5,172,076       8,899,353
      13,011   Phelps Dodge Corp                            758,442         787,166
     163,245   Philip Morris Co Inc                      10,358,032      14,651,239
      51,547   Phillips Petroleum Co                      1,709,915       2,087,654
      16,371   Pioneer Hi Bred International Inc            639,020         902,451
      29,511   Pitney Bowes Inc                           1,185,968       1,423,906
      47,005   Placer Dome Inc                            1,091,741       1,128,120

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
       9,002   Polaroid Corp                           $    330,714    $    381,460
       5,640   Potlatch Corp                                229,826         212,205
      30,488   Praxair Inc                                  770,061       1,253,819
      38,447   Price/Costco Inc+                            630,443         764,134
     134,932   Procter & Gamble Co                        8,573,518      11,992,082
      18,559   Providian Corp                               658,396         767,879
      48,182   Public Services Enterprise Group           1,374,899       1,306,937
       5,231   Pulte Corp                                   139,842         130,121
      26,637   Quaker Oats Co                               935,977         875,691
      20,866   Ralston-Purina Group                         952,957       1,304,125
       8,777   Raychem Corp                                 373,610         602,322
      47,117   Raytheon Co                                1,708,238       2,426,526
      12,857   Reebok International Ltd                     415,131         462,852
      10,933   Republic New York Corp                       644,460         722,945
      12,489   Reynolds Metals Co                           643,815         668,162
      16,448   Rite Aid Corp                                379,780         524,280
      42,772   Rockwell International Corp                1,760,028       2,224,144
      13,112   Rohm & Haas Co                               789,363         819,500
      16,478   Rowan Co Inc+                                142,301         253,349
     105,411   Royal Dutch Petroleum Co                  12,071,999      15,745,768
      29,794   Rubbermaid Inc                               838,846         789,541
       7,593   Russell Corp                                 218,780         242,976
      10,319   Ryan's Family Steak House+                    79,090          86,422
      15,649   Ryder System Inc                             396,641         444,040
     119,836   SBC Communication Inc                      5,372,916       5,587,354
      24,771   SAFECO Corp                                  734,471         820,539
      11,283   Safety-Kleen Corp                            179,550         194,632
      15,749   St Jude Medical Inc+                         445,203         564,995
      16,428   St Paul Co Inc                               742,841         850,149
      20,713   Salomon Inc                                  883,264         932,085
      17,514   Santa Fe Energy Resources Inc+               165,318         205,790
      25,602   Santa Fe Pacific Gold Corp                   384,015         332,826
      95,191   Sara Lee Corp                              2,430,234       2,998,517
      72,426   Schering-Plough Corp                       2,841,769       4,046,803
      47,807   Schlumberger Ltd                           3,030,784       4,033,716
      14,845   Scientific-Atlanta Inc                       269,813         200,408
      20,638   Seagate Technology Inc+                    1,088,375         990,624
      73,535   Seagram Co Ltd                             2,282,101       2,435,847
      77,172   Sears Roebuck & Co                         2,356,637       3,395,568
      23,044   Service Corp International                   756,732       1,299,106
       4,554   Shared Medical System Corp                   150,973         248,762

               MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      16,853   Sherwin Williams Co                     $    585,202    $    737,319
       8,091   Shoney's Inc+                                119,127          73,830
       9,840   Sigma-Aldrich Corp                           409,518         519,060
      32,724   Silicon Graphics Inc+                      1,091,789         760,833
       7,924   Snap-On Inc                                  307,060         361,533
      16,923   Sonat Inc                                    543,604         746,727
     131,905   Southern Co                                2,762,629       2,984,351
      28,448   Southwest Airlines Co                        767,357         650,748
       3,886   Springs Industries Inc Class A               142,758         175,356
      85,918   Sprint Corp                                2,788,452       3,490,419
      17,356   Stanley Works                                370,855         477,290
      19,264   Stone Container Corp+                        302,872         267,288
       9,632   Stride Rite Corp                             120,432          81,872
      14,680   Sun Co Inc                                   422,104         346,815
      36,105   Sun Microsystems Inc+                        756,773       1,963,209
      44,620   SunTrust Banks Inc                         1,200,527       1,712,293
      13,186   Super Value Inc                              401,290         370,856
      35,740   Sysco Corp                                   953,673       1,148,148
      14,236   TJX Companies Inc                            309,616         455,552
      12,812   TRW Inc                                      915,082       1,185,110
      22,801   Tandem Computers Inc+                        288,953         239,411
      12,376   Tandy Corp                                   539,135         546,091
       6,565   Tektronix Inc                                237,732         254,394
     128,452   Tele-Communication Inc Class A+            2,226,598       1,910,724
      17,431   Tellabs Inc+                                 824,651       1,104,690
      10,941   Temple-Inland Inc                            519,022         540,212
      42,364   Tenet Healthcare Corp+                       693,328         889,644
      34,229   Tenneco Inc                                1,667,185       1,702,893
      52,010   Texaco Inc                                 3,497,356       4,615,888
      37,226   Texas Instruments Inc                      1,717,129       1,740,316
      44,455   Texas Utilities Co                         1,626,274       1,822,655
      16,504   Textron Inc                                  983,623       1,409,029
       7,780   Thomas & Betts Corp                          258,381         285,915
      32,823   3Com Corp+                                 1,508,813       1,534,475
      77,166   Time Warner Inc                            2,961,641       2,575,415
      20,627   Times Mirror Co Class A                      519,284         894,696
       6,074   Timken Co                                    224,906         230,812
      14,080   Torchmark Corp                               601,126         598,400
      53,788   Toys R Us Inc+                             1,739,526       1,586,746
      13,381   Transamerica Corp                            775,789         911,581
      93,304   Travelers Inc                              2,612,722       4,047,061

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      12,349   Tribune Co                              $    716,776    $    887,584
       5,637   Trinova Corp                                 190,317         176,861
      12,146   Tupperware Corp+                             382,759         531,388
      29,974   Tyco International Inc                       798,198       1,266,402
      56,593   USX -- Marathon Group                      1,031,052       1,181,379
      39,793   UST Inc                                    1,150,849       1,193,790
      14,412   UNUM Corp                                    737,178         915,162
      23,259   USF & G Corp                                 354,816         375,051
      16,452   USX -- US Steel Group                        572,633         452,430
      31,453   Unilever NV                                3,649,172       4,513,506
      42,292   Unicom Corp                                1,102,537         972,716
      13,671   Union Camp Corp                              654,145         663,044
      26,183   Union Carbide Corp                           824,955       1,132,415
      20,137   Union Electric Co                            740,574         752,620
      40,431   Union Pacific Corp                         2,420,656       2,946,409
      33,338   Unisys Corp+                                 321,280         195,861
      35,855   United Healthcare Corp                     1,746,693       1,384,899
      31,720   U.S. Bancorp                                 972,393       1,213,290
      12,525   USAir Group Inc+                             133,628         223,884
      12,103   United States Surgical                       298,738         441,760
      93,332   U.S. West Inc                              2,473,837       2,753,294
      92,934   U.S. West Media Group+                     1,638,322       1,684,429
      23,907   United Technologies Corp                   1,736,281       2,695,514
      48,608   Unocal Corp                                1,411,823       1,664,824
       6,694   U.S. Life Corp                               172,589         195,800
      12,518   VF Corp                                      627,959         735,433
       7,854   Varity Corp+                                 304,062         394,664
      72,820   Viacom Inc Class B+                        3,003,627       2,293,830
      97,225   WMX Technologies Inc                       2,824,193       3,074,741
      33,225   Wachovia Corp                              1,232,009       1,520,044
     451,138   Wal Mart Stores Inc                       11,175,288      11,955,157
      48,435   Walgreen Co                                1,109,558       1,598,355
      53,356   Warner Lambert Co                          2,068,274       3,174,682
      19,184   Wells Fargo & Co                           2,953,120       4,772,020
      24,997   Wendy's International Inc                    438,511         506,189
      10,459   Western Atlas Inc+                           480,200         635,384
      82,063   Westinghouse Electric Corp                 1,207,257       1,343,782
      20,030   Westvaco Corp                                494,656         573,359
      39,240   Weyerhaeuser Co                            1,683,959       1,751,085
      14,628   Whirlpool Corp                               807,589         716,772
      20,709   Whitman Corp                                 365,179         463,364

               MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

   SHARES                SECURITY NAME                     COST           VALUE
               COMMON STOCKS (CONTINUED)
      10,853   Willamette Industries Inc               $    721,934    $    670,173
      20,611   Williams Co Inc                              697,704       1,027,974
      29,877   Winn-Dixie Stores Inc                        813,162       1,027,022
      26,152   Woolworth Corp+                              459,555         555,730
      76,312   WorldCom Inc+                              1,754,117       1,602,552
      17,914   Worthington Industries Inc                   357,503         362,759
      22,824   Wrigley (Wm) Jr Co                         1,068,267       1,235,349
      63,616   Xerox Corp                                 2,273,487       3,490,928
       5,420   Yellow Corp+                                  96,195          72,493
                                                       ------------    ------------
               TOTAL COMMON STOCKS                     $766,688,052    $972,836,518

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                          INTEREST    MATURITY
 PRINCIPAL          SECURITY NAME           RATE        DATE              VALUE
               SHORT-TERM INSTRUMENTS-9.65%
               U.S. TREASURY BILLS-9.65%
 $ 4,365,000   U.S. Treasury Bills++         5.04%*   09/12/96        $    4,357,934
  42,755,000   U.S. Treasury Bills++         5.06*    09/19/96            42,644,545
  10,062,000   U.S. Treasury Bills++         5.10*    10/03/96            10,017,566
   3,756,000   U.S. Treasury Bills++         5.14*    10/24/96             3,729,131
  24,803,000   U.S. Treasury Bills++         5.20*    11/07/96            24,577,293
  12,436,000   U.S. Treasury Bills++         5.22*    11/14/96            12,310,384
   6,041,000   U.S. Treasury Bills++         5.22*    11/21/96             5,973,655
               TOTAL U.S. TREASURY SECURITIES                         $  103,610,507
               (Cost $103,599,468)
               TOTAL INVESTMENT IN SECURITIES
               (Cost $870,287,520)**(Notes> 1 and 3)  100.30%   $1,076,447,025
               Other Assets and Liabilities,
               Net                               (0.30)             (3,166,354)
                                               -------          --------------
               TOTAL NET ASSETS                 100.00%         $1,073,280,671
                                               =======          ==============

------------------------------------------------------------------------------

 + Non-income earning securities.
++ These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.
 * Yield to Maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

              Gross Unrealized Appreciation     $230,312,179
              Gross Unrealized Depreciation      (24,152,674)
                                                ------------
              NET UNREALIZED APPRECIATION       $206,159,505
                                                ============

The accompanying notes are an integral part of these financial statements.

               MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER
                           PORTFOLIO--AUGUST 31, 1996

MANAGED SERIES INVESTMENT TRUST--SHORT-INTERMEDIATE

TERM MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                             INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME             RATE        DATE             VALUE
              CORPORATE BONDS & NOTES-37.44%
              CORPORATE NOTES - 33.36%
$   500,000   Associates Corp of North
              America                           6.01%    02/07/03        $   466,250
    500,000   Bank of New York                  6.63     06/15/03            479,905
    250,000   BankAmerica Corp                  8.38     03/15/02            262,538
    500,000   Comdisco Inc                      7.25     04/15/98            504,700
    500,000   Disney (Walt) Co                  6.38     03/30/01            485,000
    250,000   First Union Bank                  6.75     11/15/98            249,983
    250,000   Ford Holdings                     9.25     07/15/97            256,253
    500,000   General Motors Acceptance
              Corp                              6.65     05/24/00            491,875
    250,000   NBD Bancorp Inc                   6.55     06/02/97            251,310
    500,000   Norwest Corp                      6.88     08/08/06            480,000
    198,000   Sears Roebuck & Co                9.25     08/01/97            203,120
                                                                         -----------
                                                                         $ 4,130,933
              YANKEE BONDS - 4.08%
$   500,000   Quebec (Province of)              7.50%    07/15/02        $   505,615
                                                                         -----------
              TOTAL CORPORATE BONDS & NOTES                              $ 4,636,548
              (Cost $4,756,456)
              U.S. GOVERNMENT AGENCY SECURITIES-20.90%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.90%
$   478,963   Federal National Mortgage
              Assoc                             6.50%    05/01/11        $   460,030
    771,568   Federal National Mortgage
              Assoc                             7.00     06/01/09            761,175
  1,435,059   Federal National Mortgage
              Assoc                             7.00     12/12/25          1,366,046
                                                                         -----------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                    $ 2,587,251
              (Cost $2,659,662)
              U.S. TREASURY SECURITIES-39.46%
              U.S. TREASURY BONDS - 7.57%
$   750,000   U.S. Treasury Bonds              10.75%    08/15/05        $   937,148
              U.S. TREASURY NOTES - 31.89%
$ 1,200,000   U.S. Treasury Notes               6.88%    07/31/99        $ 1,210,692
  2,700,000   U.S. Treasury Notes               7.25     02/15/98          2,737,557
                                                                         -----------
                                                                         $ 3,948,249
              TOTAL U.S. TREASURY SECURITIES                             $ 4,885,397
              (Cost $4,967,282)

MANAGED SERIES INVESTMENT TRUST--SHORT-INTERMEDIATE

TERM MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                             INTEREST    MATURITY
 PRINCIPAL           SECURITY NAME             RATE        DATE             VALUE
              SHORT-TERM INSTRUMENTS-2.25%
              REPURCHASE AGREEMENTS - 2.25%
$   279,000   Goldman Sachs Pooled
              Repurchase Agreement - 102%
              Collateralized by U.S.
              Government Securities             5.20%    09/03/96        $   279,000
              TOTAL SHORT-TERM INSTRUMENTS                               $   279,000
              (Cost $279,000)
              TOTAL INVESTMENTS IN SECURITIES
               (Cost $12,662,400)* (Notes 1
               and 3)                             100.05%         $ 12,388,196
               Other Assets and Liabilities,
               Net                                 (0.05)               (6,257)
                                                  ------          ------------
               TOTAL NET ASSETS                   100.00%         $ 12,381,939
                                                  ======          ============

------------------------------------------------------------------------------

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

              Gross Unrealized Appreciation        $  31,286
              Gross Unrealized Depreciation         (305,490)
                                                   ---------
              NET UNREALIZED DEPRECIATION          $(274,204)
                                                   =========

The accompanying notes are an integral part of these financial statements.

        MANAGED SERIES INVESTMENT TRUST--SHORT-INTERMEDIATE TERM MASTER
                           PORTFOLIO--AUGUST 31, 1996

MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION

MASTER PORTFOLIO--AUGUST 31, 1996 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                             INTEREST    MATURITY
 PRINCIPAL            SECURITY NAME            RATE        DATE             VALUE
               U.S. TREASURY SECURITIES-96.59%
$ 11,200,000   U.S. Treasury Notes              6.25%    02/15/03        $10,871,000
   9,500,000   U.S. Treasury Notes              6.38     08/15/02          9,310,000
  16,100,000   U.S. Treasury Notes              7.50     11/15/01         16,628,257
   5,900,000   U.S. Treasury Notes              7.50     05/15/02          6,106,500
   4,700,000   U.S. Treasury Notes              7.88     08/15/01          4,920,313
                                                                         -----------
               TOTAL U.S. TREASURY NOTES                                 $47,836,070
               (Cost $48,786,437)
               SHORT-TERM INSTRUMENTS-2.63%
               U.S. TREASURY BILLS - 2.63%
$     54,000   U.S. Treasury Bills              5.06%*   09/19/96        $    53,860
     289,000   U.S. Treasury Bills              5.14*    10/24/96            286,933
     799,000   U.S. Treasury Bills              5.20*    11/07/96            791,729
      14,000   U.S. Treasury Bills              5.22*    11/21/96             13,844
     156,000   U.S. Treasury Bills              5.22*    11/14/96            154,424
                                                                         -----------
               TOTAL U.S. TREASURY NOTES                                 $ 1,300,790
               (Cost $1,300,472)
               TOTAL INVESTMENT IN SECURITIES
               (Cost $50,086,909)** (Notes 1 and 3)   99.22%      $ 49,136,860
               Other Assets and Liabilities,
               Net                                  0.78               385,228
                                                 -------          ------------
               TOTAL NET ASSETS                   100.00%         $ 49,522,088
                                                 =======          ============

------------------------------------------------------------------------------

 * Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

              Gross Unrealized Appreciation        $     321
              Gross Unrealized Depreciation         (950,370)
                                                   ---------
              NET UNREALIZED DEPRECIATION          $(950,049)
                                                   =========

The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)

                                               Master                   Master
                                        Investment Portfolio     Investment Portfolio
                                          Asset Allocation            Bond Index
                                          Master Portfolio         Master Portfolio
-------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In securities, at market value (see
  cost below) (Note 1)                          $423,064,273             $156,089,039
Cash                                                       0                  370,151
RECEIVABLES:
 Dividends and interest                            3,136,579                1,984,596
 Beneficial interests sold                            10,948                        0
Prepaid expenses                                           0                    1,716
TOTAL ASSETS                                     426,211,800              158,445,502
LIABILITIES
PAYABLES:
 Cash overdraft due to custodian
   (Note 2)                                           37,955                        0
 Variation margin on futures
   contracts                                               0                        0
 Investment securities purchased                           0                        0
 Allocation to beneficial interest
   holders                                         1,778,552                  927,455
 Beneficial interests redeemed                             0                        0
 Due to Administrator (Note 2)                             0                   27,756
 Due to BGI (Note 2)                                 378,718                   40,255
 Other                                                 6,967                   19,746
TOTAL LIABILITIES                                  2,202,192                1,015,212
TOTAL NET ASSETS                                $424,009,608             $157,430,290
INVESTMENTS AT COST                             $399,607,830             $158,777,601
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)

 Managed Series
Investment Trust         LifePath             LifePath             LifePath
  Growth Stock             2000                 2010                 2020
Master Portfolio     Master Portfolio     Master Portfolio     Master Portfolio
-------------------------------------------------------------------------------
    $222,761,472         $121,015,975         $132,072,340         $198,334,501
         668,957               60,051                6,419              149,276
          40,025            1,307,175            1,079,725            1,002,621
         836,626               20,000               92,500              194,000
          54,100                    0                    0                    0
     224,361,180          122,403,201          133,250,984          199,680,398
               0                    0                    0                    0
               0                    0                    0                    0
       1,887,080                    0                    0                    0
               0              962,107              849,296            1,033,085
               0               10,000               20,000                    0
               0                    0                    0                    0
         318,371              172,963              182,549              277,495
           7,684                    0                    0                    0
       2,213,135            1,145,070            1,051,845            1,310,580
    $222,148,045         $121,258,131         $132,199,139         $199,369,818
    $198,445,808         $119,901,248         $127,832,492         $186,366,493

-------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)--AUGUST 31, 1996

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)

                                                LifePath             LifePath
                                                  2030                 2040
                                            Master Portfolio     Master Portfolio
---------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In securities, at market value (see cost
  below) (Note 1)                               $122,275,416         $199,829,149
Cash                                                  10,982               20,204
RECEIVABLES:
 Dividends and interest                              563,302              749,301
 Beneficial interests sold                            66,100              214,932
Prepaid expenses                                           0                    0
TOTAL ASSETS                                     122,915,800          200,813,586
LIABILITIES
PAYABLES:
 Cash overdraft due to custodian (Note
   2)                                                      0                    0
 Variation margin on futures contracts                     0                5,800
 Investment securities purchased                           0                    0
 Allocation to beneficial interest
   holders                                           535,371              684,114
 Beneficial interests redeemed                             0                9,944
 Due to Administrator (Note 2)                             0                    0
 Due to BGI (Note 2)                                 169,847              275,713
 Other                                                     0                    0
TOTAL LIABILITIES                                    705,218              975,571
TOTAL NET ASSETS                                $122,210,582         $199,838,015
INVESTMENTS AT COST                             $112,433,092         $183,976,087

---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)

       Master                Managed Series                   Master
Investment Portfolio        Investment Trust           Investment Portfolio
   S&P 500 Index         Short-Intermediate Term     U.S. Treasury Allocation
  Master Portfolio          Master Portfolio             Master Portfolio
-----------------------------------------------------------------------------
      $1,076,447,025                 $12,388,196                  $49,136,860
               9,162                       4,204                      130,806
           2,318,521                     114,764                      566,135
              65,653                           0                            0
              16,689                           0                            0
       1,078,857,050                  12,507,164                   49,833,801
                   0                           0                            0
             910,600                           0                            0
                   0                           0                            0
           4,523,798                      70,631                      269,648
                   0                           0                            0
                   0                           0                            0
             135,014                      29,472                       38,922
               6,967                      25,122                        3,143
           5,576,379                     125,225                      311,713
      $1,073,280,671                 $12,381,939                  $49,522,088
       $ 870,287,520                 $12,662,400                  $50,086,909

------------------------------------------------------------------------------

        STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)--AUGUST 31, 1996

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED AUGUST 31, 1996

                                               Master                   Master
                                        Investment Portfolio     Investment Portfolio
                                          Asset Allocation            Bond Index
                                          Master Portfolio         Master Portfolio
-------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                       $ 2,468,493                $       0
 Interest                                          7,257,816                5,451,626
TOTAL INVESTMENT INCOME                            9,726,309                5,451,626
EXPENSES (NOTE 2)
 Advisory fees                                       753,337                   62,468
 Legal and audit                                           0                   10,110
 Portfolio pricing                                     5,022                    5,027
TOTAL EXPENSES                                       758,359                   77,605
LESS:
 Waived fees by BGI (Note 2)                          (5,027)                  (2,129)
NET EXPENSES                                         753,332                   75,476
NET INVESTMENT INCOME (LOSS)                       8,972,977                5,376,150
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Net realized gain on sale of
  investments                                     26,324,048                  138,952
Net realized gain (loss) on sale of
  futures
  contracts                                                0                        0
Net change in unrealized
  appreciation
  (depreciation) of investments                  (34,797,350)              (6,341,504)
Net change in unrealized
  appreciation
  (depreciation) of futures
  contracts                                                0                        0
NET GAIN (LOSS) ON INVESTMENTS                    (8,473,302)              (6,202,552)
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                      $  499,675               $ (826,402)

-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 Managed Series          LifePath             LifePath             LifePath
Investment Trust           2000                 2010                 2020
  Growth Stock             Fund                 Fund                 Fund
Master Portfolio     Master Portfolio     Master Portfolio     Master Portfolio
-------------------------------------------------------------------------------
      $  119,328            $ 305,857            $ 716,350          $ 1,563,148
         386,449            2,876,848            1,933,026            2,003,022
         505,777            3,182,705            2,649,376            3,566,170
         634,773              340,262              339,027              536,414
          30,128                    0                    0                    0
           5,027                    0                    0                    0
         669,928              340,262              339,027              536,414
         (35,156)                   0                    0                    0
         634,772                    0                    0                    0
        (128,995)           2,842,443            2,310,349            3,029,756
      12,709,380              908,710            1,031,263            3,740,251
               0                    0                    0                    0
     (11,393,276)          (3,612,584)          (5,122,900)          (8,389,709)
               0                    0                    0                    0
       1,316,104           (2,703,874)          (4,091,637)          (4,649,458)
     $ 1,187,109           $  138,569          $(1,781,288)         $(1,619,702)

-------------------------------------------------------------------------------

         STATEMENT OF OPERATIONS (UNAUDITED)--FOR THE SIX MONTHS ENDED
                                AUGUST 31, 1996

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED AUGUST 31, 1996

                                                LifePath             LifePath
                                                  2030                 2040
                                                  Fund                 Fund
                                            Master Portfolio     Master Portfolio
---------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                       $ 1,151,650          $ 2,058,948
 Interest                                            737,359              437,804
TOTAL INVESTMENT INCOME                            1,889,009            2,496,752
EXPENSES (NOTE 2)
 Advisory fees                                       329,604              536,093
 Legal and audit                                           0                    0
 Portfolio pricing                                         0                    0
TOTAL EXPENSES                                       329,604              536,093
LESS:
 Waived fees by BGI (Note 2)                               0                    0
NET EXPENSES                                               0                    0
NET INVESTMENT INCOME (LOSS)                       1,559,405            1,960,659
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Net realized gain (loss) on sale of
  investments                                      2,057,440            6,947,040
Net realized gain (loss) on sale of
  futures contracts                                        0              (35,875)
Net change in unrealized appreciation
  (depreciation) of investments                   (5,815,993)          (9,665,289)
Net change in unrealized appreciation
  (depreciation) of futures contracts                      0               (6,800)
NET GAIN (LOSS) ON INVESTMENTS                    (3,758,553)          (2,760,924)
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                     $(2,199,148)          $ (800,265)

---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                           Managed Series              Master
       Master             Investment Trust      Investment Portfolio
Investment Portfolio     Short-Intermediate        U.S. Treasury
   S&P 500 Index                Term                 Allocation
  Master Portfolio        Master Portfolio        Master Portfolio
--------------------------------------------------------------------
         $10,705,795                $     0                $       0
           2,121,466                477,846                1,731,367
          12,827,261                477,846                1,731,367
             258,703                 30,029                   76,512
              10,105                 10,068                    2,825
               5,027                  5,027                    3,142
             273,835                 45,124                   82,479
              (5,346)                (5,307)                  (1,776)
             268,489                 39,817                   80,703
          12,558,772                438,029                1,650,664
           3,969,479                (72,976)                (293,512)
           1,975,399                      0                        0
          10,534,038               (368,412)              (1,196,499)
          (1,976,850)                     0                        0
          14,502,066               (441,388)              (1,490,011)
         $27,060,838              $  (3,359)              $  160,653

------------------------------------------------------------------------------

         STATEMENT OF OPERATIONS (UNAUDITED)--FOR THE SIX MONTHS ENDED
                                AUGUST 31, 1996

STATEMENTS OF CHANGES IN NET ASSETS

                                                Master Investment Portfolio
                                             Asset Allocation Master Portfolio
                                           -------------------------------------
                                             (Unaudited)
                                             For the Six            For the
                                            Months Ended          Year Ended
                                           August 31, 1996     February 29, 1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                         $ 8,972,977          $ 14,061,443
 Net realized gain (loss) on sale of
   investments                                  26,324,048               253,539
 Net realized gain on sale of futures
   contracts                                             0                     0
 Net change in unrealized appreciation
   (depreciation) of investments               (34,797,350)           58,633,860
 Net change in unrealized appreciation
   of futures contracts                                  0                     0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        499,675            72,948,842
NET INCREASE IN NET ASSETS RESULTING
  FROM BENEFICIAL INTERESTS
  TRANSACTIONS                                  25,415,703            31,401,295
INCREASE IN NET ASSETS                          25,915,378           104,350,137
NET ASSETS:
Beginning net assets                          $398,094,230          $293,744,093
ENDING NET ASSETS                             $424,009,608          $398,094,230
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

     Master Investment Portfolio             Managed Series Investment Trust
     Bond Index Master Portfolio              Growth Stock Master Portfolio
-------------------------------------     -------------------------------------
  (Unaudited)                               (Unaudited)
  For the Six            For the            For the Six            For the
 Months Ended          Year Ended          Months Ended          Year Ended
August 31, 1996     February 29, 1996     August 31, 1996     February 29, 1996
-------------------------------------------------------------------------------
    $ 5,376,150           $ 8,954,048         $  (128,995)          $    70,926
        138,952                 3,231          12,709,380            14,846,540
              0                     0                   0                     0
     (6,341,504)            4,901,229         (11,393,276)           30,335,380
              0                     0                   0                     0
       (826,402)           13,858,508           1,187,109            45,252,846
      6,432,224            29,957,480          42,260,028            36,564,808
      5,605,822            43,815,988          43,447,137            81,817,654
   $151,824,468          $108,008,480        $178,700,908          $ 96,883,254
   $157,430,290          $151,824,468        $222,148,045          $178,700,908
-------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS

                                                LifePath 2000 Master Portfolio
                                              -----------------------------------
                                                (Unaudited)
                                                For the Six          For the
                                               Months Ended        Year Ended
                                              August 31, 1996   February 29, 1996
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Net investment income                            $ 2,842,443         $ 3,939,926
 Net realized gain (loss) on sale of
   investments                                        908,710           1,412,647
 Net realized gain (loss) on sale of futures
   contracts                                                0              27,030
 Net change in unrealized appreciation
   (depreciation) of investments                   (3,612,584)          4,707,324
 Net change in unrealized appreciation
   (depreciation) of futures contracts                      0                   0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           138,569          10,086,927
NET INCREASE IN NET ASSETS
  RESULTING FROM BENEFICIAL INTERESTS
  TRANSACTIONS                                      4,441,736          44,956,678
INCREASE IN NET ASSETS                              4,580,305          55,043,605
NET ASSETS:
Beginning net assets                              116,677,826          61,634,221
ENDING NET ASSETS                                $121,258,131        $116,677,826
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

   LifePath 2010 Master Portfolio            LifePath 2020 Master Portfolio
-------------------------------------     -------------------------------------
  (Unaudited)                               (Unaudited)
  For the Six            For the            For the Six            For the
 Months Ended          Year Ended          Months Ended          Year Ended
August 31, 1996     February 29, 1996     August 31, 1996     February 29, 1996
-------------------------------------------------------------------------------
    $ 2,310,349           $ 2,698,472         $ 3,029,756           $ 3,734,343
      1,031,263             1,041,589           3,740,251             2,814,112
              0                67,639                   0                65,955
     (5,122,900)            8,805,216          (8,389,709)           18,004,995
              0                     0                   0                     0
     (1,781,288)           12,612,916          (1,619,702)           24,619,405
     32,759,227            39,123,950          37,431,527            55,695,812
     30,977,939            51,736,866          35,811,825            80,315,217
    101,221,200            49,484,334         162,557,993            82,242,776
   $132,199,139          $101,221,200        $198,369,818          $162,557,993
-------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS

                                                LifePath 2030 Master Portfolio
                                              -----------------------------------
                                                (Unaudited)
                                                For the Six          For the
                                               Months Ended        Year Ended
                                              August 31, 1996   February 29, 1996
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 Net investment income                            $ 1,559,405         $ 2,046,527
 Net realized gain (loss) on sale of
   investments                                      2,057,440           2,515,159
 Net realized gain (loss) on sale of futures
   contracts                                                0              47,954
 Net change in unrealized appreciation
   (depreciation) of investments                   (5,815,993)         13,600,387
 Net change in unrealized appreciation
   (depreciation) of futures contracts                      0                   0
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        (2,199,148)         18,210,027
NET INCREASE IN NET ASSETS
  RESULTING FROM BENEFICIAL INTERESTS
  TRANSACTIONS                                     16,171,391          39,393,839
INCREASE IN NET ASSETS                             13,972,243          57,603,866
NET ASSETS:
Beginning net assets                              108,238,339          50,634,473
ENDING NET ASSETS                                $122,210,582        $108,238,339
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

   LifePath 2040 Master Portfolio
-------------------------------------
  (Unaudited)
  For the Six            For the
 Months Ended          Year Ended
August 31, 1996     February 29, 1996
-------------------------------------
     $1,960,659            $2,303,138
      6,947,040             4,521,411
        (35,875)              169,434
     (9,665,289)           22,384,421
         (6,800)              (40,125)
       (800,265)           29,338,279
     24,617,374            80,123,105
     23,817,109           109,461,384
    176,020,906            66,559,522
   $199,838,015          $176,020,906

------------------------------------------------------------------------------

        STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Master
                                                Master Investment Portfolio
                                              S&P 500 Index Master Portfolio
                                           -------------------------------------
                                             (Unaudited)
                                             For the Six            For the
                                            Months Ended          Year Ended
                                           August 31, 1996     February 29, 1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $  12,558,772          $ 18,954,443
 Net realized gain (loss) on sale of
   investments                                   3,969,479             3,991,955
 Net realized gain on sale of futures
   contracts                                     1,975,399            14,859,148
 Net change in unrealized appreciation
   (depreciation) of investments                10,534,038           165,144,303
 Net change in unrealized appreciation
   (depreciation) of futures contracts          (1,976,850)              654,200
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     27,060,838           203,604,049
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM BENEFICIAL INTERESTS
  TRANSACTIONS                                 115,886,771           241,123,639
INCREASE (DECREASE) IN NET ASSETS              142,947,609           444,727,688
NET ASSETS:
Beginning net assets                         $ 930,333,062          $485,605,374
ENDING NET ASSETS                           $1,073,280,671          $930,333,062
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

   Managed Series Investment Trust             Master Investment Portfolio
       Short-Intermediate Term                  U.S. Treasury Allocation
          Master Portfolio                          Master Portfolio
-------------------------------------     -------------------------------------
  (Unaudited)                               (Unaudited)
  For the Six            For the            For the Six            For the
 Months Ended          Year Ended          Months Ended          Year Ended
August 31, 1996     February 29, 1996     August 31, 1996     February 29, 1996
-------------------------------------------------------------------------------
     $  438,029            $  886,294         $ 1,650,664           $ 3,497,541
        (72,976)              215,150            (293,512)            1,744,912
              0                     0                   0                     0
       (368,412)               87,131          (1,196,499)              691,856
              0                     0                   0                     0
         (3,359)            1,188,575          $  160,653           $ 5,934,309
     (1,365,761)           (1,727,529)         (2,294,212)          (11,140,176)
     (1,369,120)             (538,954)         (2,133,559)           (5,205,867)
    $13,751,059           $14,290,013         $51,655,647           $56,861,514
    $12,381,939           $13,751,059         $49,522,088           $51,655,647
-------------------------------------------------------------------------------


                      STATEMENTS OF CHANGES IN NET ASSETS

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. MIP is currently authorized to issue fourteen separate portfolios (the "Master Portfolios"), of which the following have commenced operations: the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfolios.

     These Master Portfolios invest in a range of securities, generally including money market instruments, equities and U.S. government securities. The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The securities of each Master Portfolio are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available, are valued at fair value as

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code (the "Code").

     FEDERAL INCOME TAXES

     Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the Code. It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that an investment company invested all of its assets in the corresponding Master Portfolio.

     FUTURES CONTRACTS

     The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into such a contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios are required to pledge to the broker an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. As of August 31, 1996, the LifePath 2040 and S&P 500 Index Master Portfolios had the following open futures contracts:

LIFEPATH 2040 MASTER PORTFOLIO

                                           Notional          Net
 Number of                  Expiration     Contract      Unrealized
 Contracts      Type           Date          Value       Depreciation
---------------------------------------------------------------------
2           S&P 500 Index   September 1996      $651,350    $(6,800)

S&P 500 INDEX MASTER PORTFOLIO

                                           Notional          Net
 Number of                  Expiration     Contract      Unrealized
 Contracts      Type           Date          Value       Depreciation
---------------------------------------------------------------------
101         S&P 500 Index    December 1996   $33,188,600 $ (622,250)
213         S&P 500 Index   September 1996    69,368,775 (1,354,600)

     The LifePath 2040 and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $60,000 and $4,000,000, respectively.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.35%, 0.08%, 0.05% and 0.30% of the average daily net assets of the Asset Allocation,

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfolios, respectively, as compensation for its advisory services to such Master Portfolios. BGFA is entitled to receive 0.55% of the average daily net assets of each of the LifePath Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Barclays Global Investors, N.A. ("BGI") currently acts as custodian to each of the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. BGI will not be entitled to receive compensation for its custodial services so long as BGFA is entitled to receive fees for providing investment advisory services to the Master Portfolios.

     Prior to January 1, 1996 Wells Fargo Bank, N.A. ("WFB") served as investment adviser to each Master Portfolio. WFB had provided investment guidance and policy direction in connection with daily portfolio management of each Master Portfolio. For the Asset Allocation Master Portfolio, the Bond Index Master Portfolio, the S&P 500 Index Master Portfolio, and the U.S. Treasury Allocation Master Portfolio, WFB was entitled to be compensated monthly, at annual rates of 0.35%, 0.08%, 0.05% and 0.30% of the respective average daily net assets of each of these Master Portfolios.

     Certain fees have been waived by BGI for the Master Portfolios, with the exception of U.S. Treasury Allocation Master Portfolio, for the six months ended August 31, 1996. Waived fees continue at the discretion of BGI.

     Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1996, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

     ORGANIZATION EXPENSES

     Stephens Inc. ("Stephens"), the administrator, sponsor and distributor for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration. Pursuant to the Administration Agreement, Stephens has agreed to assume all operating expenses of the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and U.S. Treasury Allocation Master Portfolios, except for advisory fees, interest, broker-

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

age fees and commissions, if any, costs of independent pricing services and any extraordinary expenses.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1996 are as follows:

                            Asset
                          Allocation    Bond Index  LifePath 2000
  Aggregate Purchases       Master        Master        Master
     and Sales of:        Portfolio     Portfolio     Portfolio
--------------------------------------------------------------------
U.S. GOVERNMENT
  OBLIGATIONS:
 Purchases at cost        $198,010,801    $20,016,281    $82,511,594
 Sales proceeds             15,501,547     15,055,877     57,920,442
OTHER SECURITIES:
 Purchases at cost          24,273,674      8,650,712      9,425,687
 Sales proceeds             93,142,676      2,257,055      8,136,583

                        LifePath 2010 LifePath 2020 LifePath 2030
  Aggregate Purchases       Master        Master        Master
     and Sales of:        Portfolio     Portfolio     Portfolio
--------------------------------------------------------------------
U.S. GOVERNMENT
  OBLIGATIONS:
 Purchases at cost         $73,104,986    $70,606,159    $23,141,405
 Sales proceeds             40,508,838     37,214,413      7,834,120
OTHER SECURITIES:
 Purchases at cost          34,291,574     54,631,001     33,914,453
 Sales proceeds             22,595,972     38,843,835     28,712,372

                                                    U.S. Treasury
                        LifePath 2040 S&P 500 Index   Allocation
  Aggregate Purchases       Master        Master        Master
     and Sales of:        Portfolio     Portfolio     Portfolio
--------------------------------------------------------------------
U.S. GOVERNMENT
  OBLIGATIONS:
 Purchases at cost         $22,181,578    $         0    $63,042,523
 Sales proceeds              2,816,406              0     24,458,516
OTHER SECURITIES:
 Purchases at cost          66,920,156    100,216,829              0
 Sales proceeds             59,356,342      9,440,323              0

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

4.   FINANCIAL HIGHLIGHTS

     The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                                         For the
                            (Unaudited)                Period From
                              For the                 May 26, 1994
                            Six Months     For the    (commencement
                               Ended     Year Ended  of operations)
                            August 31,  February 29, to February 28,
                               1996         1996          1995
--------------------------------------------------------------------
 Asset Allocation Master
    Portfolio                   27%           40%           23%
 Bond Index Master
    Portfolio                   11%           21%           37%
 LifePath 2000 Master
    Portfolio                   56%           84%           17%
 LifePath 2010 Master
    Portfolio                   53%           39%           24%
 LifePath 2020 Master
    Portfolio                   40%           49%           28%
 LifePath 2030 Master
    Portfolio                   31%           39%           40%
 LifePath 2040 Master
    Portfolio                   33%           29%            5%
 S&P 500 Index Master
    Portfolio                    1%            2%            5%
 U.S. Treasury Allocation
    Master Portfolio            59%          325%           87%

     Average commission rates paid for the Master Portfolios are as follows:

                                                  (Unaudited)
                                                    For the
                                                Six Months Ended
                                                August 31, 1996
----------------------------------------------------------------
 Asset Allocation Master Portfolio                         $0.04
 Bond Index Master Portfolio                                  --
 LifePath 2000 Master Portfolio                             0.05
 LifePath 2010 Master Portfolio                             0.05
 LifePath 2020 Master Portfolio                             0.06
 LifePath 2030 Master Portfolio                             0.04
 LifePath 2040 Master Portfolio                             0.04
 S&P 500 Index Master Portfolio                             0.10
 U.S Treasury Allocation Master Portfolio                     --

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

5.   ORGANIZATION OF THE MASTER PORTFOLIOS

     At a special meeting held January 31, 1994, the shareholders of the Asset Allocation, Bond Index, S&P 500 Stock and U.S. Treasury Allocation Funds (the "Funds") of MasterWorks Funds Inc. (formerly, Stagecoach Inc.) approved the reorganization of certain funds into a "master-feeder" structure, whereby the existing funds invest all of their assets in a corresponding series of MIP. As of end of day May 25, 1994, the Funds transferred their investments to the corresponding Master Portfolio of MIP in exchange for shares in the corresponding Master Portfolio. The transfer of assets was accomplished as a tax-free exchange. The investments transferred had costs of $221,581,217, $16,556,893, $157,312,274 and $51,537,523, and unrealized appreciation
(depreciation) of $(9,431,883), $(939,294), $1,692,082 and $(1,788,579),
respectively.

MANAGED SERIES INVESTMENT TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Managed Series Investment Trust ("MSIT") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. MSIT was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated October 28, 1993. MSIT currently offers the following separate portfolios (the "Master Portfolios"): the Growth Stock and Short-Intermediate Term Master Portfolios.

     These Master Portfolios invest in a range of securities, generally including money market instruments, equities and U.S. government securities. The following significant accounting policies are consistently followed by MSIT in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     SECURITY VALUATION

     The securities of each Master Portfolio are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by MSIT's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code (the "Code").

MANAGED SERIES INVESTMENT TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

     FEDERAL INCOME TAXES

     Each Master Portfolio of MSIT intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxable on its allocable share of the partnership's income for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the Code. It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that an investment company invested all of its assets in a Master Portfolio.

     ORGANIZATION EXPENSES

     Stephens has paid all expenses in connection with the Master Portfolios' organization and initial registration.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolio. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements held in the Master Portfolios as of August 31, 1996 are collateralized by U.S. Government Securities. The repurchase agreements were entered into on August 31, 1996.

MANAGED SERIES INVESTMENT TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive monthly fees at the annual rate of 0.60% and 0.45% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Portfolios, respectively, as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Wells Fargo Bank ("WFB") serves as sub-adviser to each Master Portfolio. As sub-adviser, WFB is responsible for the day-to-day portfolio management of each Master Portfolio. WFB is entitled to receive from BGFA an amount equal to 0.15% and 0.10% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Portfolios, respectively, as compensation for its sub-advisory services.

     Barclays Global Investors, N.A. ("BGI") currently acts as custodian to each Master Portfolio. BGI is not entitled to receive compensation for its custodial services to each Master Portfolio so long as BGFA is entitled to receive fees for providing investment advisory services to the Master Portfolio.

     Prior to January 1, 1996 Wells Fargo Bank, N.A. ("WFB") served as investment adviser to the Growth Stock Master Portfolio and the Short-Intermediate Term Master Portfolio. WFB furnished each Master Portfolio with investment guidance and policy direction in connection with daily portfolio management. WFB was entitled to receive monthly fees at annual rates of 0.60% and 0.45% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Portfolios, respectively.

MANAGED SERIES INVESTMENT TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended were as follows:

                                                     Short-Intermediate
                                       Growth Stock         Term
          Aggregate Purchases             Master           Master
             and Sales of:               Portfolio        Portfolio
------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                       $         0    $3,777,539
 Sales proceeds                                    0     5,462,609
OTHER SECURITIES:
 Purchases at cost                       145,860,591     2,981,031
 Sales proceeds                          107,367,316     1,703,418

4.   FINANCIAL HIGHLIGHTS

     The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:



                                                          For the
                            (Unaudited)                 Period from
                              For the                   May 26, 1994
                            Six Months     For the     (Commencement
                               Ended     Year Ende d   of Operations)
                            August 31,  February 29,   to February 28,
                               1996         1996           1995
-----------------------------------------------------------------------
Growth Stock Master
  Portfolio                          54%          145%           93%
Short-Intermediate Term
  Master Portfolio                   53%          105%           96%

     The average commission rates paid for the Master Portfolios are as follows:

                                                    (Unaudited)
                                                      For the
                                                    Six Months
                                                       Ended
                                                    August 31,
                                                       1996
----------------------------------------------------------------
Growth Stock Master Portfolio                              $0.08
Short-Intermediate Term Master Portfolio                      --

MANAGED SERIES INVESTMENT TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

5.   ORGANIZATION OF THE MASTER PORTFOLIOS

     At a special meeting held January 31, 1994, the shareholders of the Growth Stock and Short-Intermediate Term Funds (the "Funds") of MasterWorks Funds Inc. (formerly, Stagecoach Inc.) approved the reorganization of certain funds into a "master-feeder" structure, whereby the existing funds invest all of their assets in a corresponding series of the Managed Series Investment Trust. As of the end of day May 25, 1994, the Funds transferred their investments to the corresponding Master Portfolios of Managed Series Investment Trust in exchange for shares in the corresponding Master Portfolios. The investments transferred had costs of $48,121,213 and $7,401,856 and unrealized depreciation of $899,189 and $285,454, respectively.

                                     NOTES
                                  -----------

                           MASTERWORKS(R) FUNDS INC.
                    SUPPLEMENT DATED OCTOBER 21, 1996 TO THE
                         PROSPECTUS DATED JUNE 28, 1996
                  ASSET ALLOCATION, BOND INDEX, GROWTH STOCK,
                         LIFEPATH 2000, LIFEPATH 2010,
                  LIFEPATH 2020, LIFEPATH 2030, LIFEPATH 2040,
                          MONEY MARKET, S&P 500 STOCK,
           SHORT-INTERMEDIATE TERM AND U.S. TREASURY ALLOCATION FUNDS

The Prospectuses for the above-identified Funds are hereby supplemented by adding the following:

                               CO-ADMINISTRATORS

     The Company's Board of Directors has adopted a new administrative services arrangement which supersedes the current arrangement with Stephens Inc. ("Stephens") as the sole administrator of the Funds. The new administrative services arrangement will not increase the level of fees payable by each Fund. Under the new arrangement, Barclays Global Investors, N.A. ("BGI") and Stephens have agreed jointly to provide the Funds the general administrative services currently provided by Stephens alone and to provide certain other services to the Funds, such as managing and coordinating third-party service relationships. Under the new arrangement, BGI and Stephens are entitled to receive for these services a combined fee (expressed as a percentage of average daily net assets) from each Fund as follows: 0.40% for the Asset Allocation, U.S. Treasury Allocation and for each of the LifePath Funds; 0.18% for the Growth Stock and Short-Intermediate Term Funds; 0.15% for the Bond Index and S&P 500 Stock Funds and 0.10% for the Money Market Fund. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administrative duties to sub-administrators.

                                   CUSTODIAN

     The Company's Board of Directors has adopted new custody agreements pursuant to which Investors Bank & Trust ("IBT") has replaced BGI as custodian to each Fund and its corresponding Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Funds.

NOT PART OF THE SEMI-ANNUAL REPORT

                           MASTERWORKS(R) FUNDS INC.
                    SUPPLEMENT DATED OCTOBER 21, 1996 TO THE
                         PROSPECTUS DATED JUNE 28, 1996

                                 CHANGE OF NAME

     The Funds' former Custodian and new Co-Administrator has changed its name from BZW Barclays Global Investor, N.A. to "Barclays Global Investors, N.A." In addition, the Investment Adviser to the corresponding Master Portfolios of the Company's Funds has changed its name from BZW Barclays Global Fund Advisors to "Barclays Global Fund Advisors."

     The Summary of Expenses for each Fund is replaced with the following information applicable to such Fund:

SUMMARY OF EXPENSES
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                        Asset       Bond     Growth    LifePath    LifePath    LifePath
                      Allocation    Index    Stock       2000        2010        2020
                         Fund       Fund     Fund (1)    Fund        Fund        Fund
----------------------------------------------------------------------------------------
Management Fees             0.35%    0.08%     0.58%(2)     0.55%      0.55%       0.55%
Co-Administration Fees       0.40%   0.15%     0.18%       0.40%       0.40%       0.40%
TOTAL FUND OPERATING
  EXPENSES                  0.75%    0.23%     0.76%(3)     0.95%      0.95%       0.95%

                                                                  Short-        U.S.
                     LifePath    LifePath    Money     S&P 500    Interm.     Treasury
                       2030        2040      Market     Stock      Term      Allocation
                       Fund        Fund       Fund      Fund       Fund         Fund
----------------------------------------------------------------------------------------
Management Fees          0.55%       0.55%     0.35%      0.05%      0.45%         0.30%
Co-Administration
  Fees                   0.40%       0.40%     0.10%      0.15%      0.18%         0.40%
TOTAL FUND OPERATING
  EXPENSES               0.95%       0.95%     0.45%      0.20%      0.63%         0.70%

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(1) The Management Fee and the Total Fund Operating Expenses for the Growth
    Stock Fund appearing in the table reflect fee waivers and expense reimbursements totalling 0.02%
(2) Before waivers and reimbursements the Management Fee would be 0.60% for the Growth Stock Fund.
(3) Before waivers and reimbursements Total Fund Operating Expenses would be 0.78% for the Growth Stock Fund.

NOT PART OF THE SEMI-ANNUAL REPORT

 MASTERWORKS FUNDS:
--------------------------------------------------------------------------------

  - are NOT FDIC insured
  - are NOT obligations of Barclays Global Investors
    ("BGI") or Wells Fargo Bank
  - are NOT guaranteed by BGI or Wells Fargo Bank
  - involve investment risk, including possible loss of
    principal                                                          LOGO
  The MasterWorks Money Market Fund seeks to maintain a
   stable net asset value of $1.00 per share; however,
   there can be no assurance that the Fund will meet this
   objective. Yields will vary with market conditions.

Barclays Global Fund Advisors ("BGFA") provides investment advisory services for the MasterWorks Funds. Wells Fargo Bank provides shareholder services and certain other services for the Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. BGFA is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the MasterWorks Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For an additional prospectus containing more complete information, including charges and expenses, call 1-800-776-0179. Read the prospectus carefully before you invest or send money.

THE BOOKLET ALSO CONTAINS A PROSPECTUS SUPPLEMENT INSIDE THE BACK COVER AND THE FACING PAGE THERETO.

MASTERWORKS FUNDS
c/o Wells Fargo Bank, N.A.
Transfer Agent                                   BULK RATE
420 Montgomery                                  U.S. POSTAGE
San Francisco, CA 94163                             PAID
                                                PERMIT NO. 1
                                                 HOUSTON TX

DATED MATERIAL
PLEASE EXPEDITE

LOGO